UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Income Trust, Inc.,
                800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2007

Date of reporting period: 11/01/2006 – 10/31/2007

Item 1 – Report to Stockholders

EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

Closed-End Funds

ANNUAL REPORT | OCTOBER 31, 2007

BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

BlackRock Core Bond Trust (BHK)

BlackRock High Yield Trust (BHY)

BlackRock Income Opportunity Trust (BNA)

BlackRock Income Trust Inc. (BKT)

BlackRock Limited Duration Income Trust (BLW)

BlackRock Preferred and Equity Advantage Trust (BTZ)

BlackRock Strategic Bond Trust (BHD)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

A Letter to Shareholders

Dear Shareholder

The October reporting period was fairly tumultuous for financial markets, but culminated in positive performance for most major benchmarks:

Total returns as of October 31, 2007

	6-month	12-month

U.S. equities (S&P 500 Index)	+5.49%	+14.56%

Small cap U.S. equities (Russell 2000 Index)	+2.25%	+9.27%

International equities (MSCI Europe, Australasia, Far East Index)	+8.19%	+24.91%

Fixed income (Lehman Brothers U.S. Aggregate Bond Index)	+2.68%	+5.38%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	+1.30%	+2.91%

High yield bonds
(Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)	-0.07%	+6.89%

          Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, but intensified in the summer and fall, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (Fed) and other countries’ central banks stepped in to inject liquidity into the markets and bolster investor confidence. The Fed cut the federal funds rate by 0.50% in September and another 0.25% on the final day of the reporting period, bringing its target rate to 4.50%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling. By period-end, the Fed had cited the risks between slower economic growth and faster inflation as equally balanced.

Amid the volatility throughout the past year, equity markets have displayed surprising resilience. Most recently, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets. Still, market fundamentals have held firm, dividend payouts and share buybacks have continued to grow, and valuations remain attractive. These tailwinds generally have prevailed over the headwinds created by the slowing U.S. economy, troubled housing market and, recently, a more difficult corporate earnings backdrop. International markets fared even better than U.S. equities, benefiting from robust M&A activity and generally stronger economies.

In fixed income markets, mixed economic signals and the credit woes resulted in a flight to quality. At the height of the uncertainty, investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.48% by period-end, while prices correspondingly rose. The tax-exempt bond market has been challenged by a combination of record-setting supply year-to-date, economic uncertainty and concerns around the credit worthiness of bond insurers. This has brought municipal bond prices to relatively attractive levels and, as such, demand generally has remained firm.

As you navigate market volatility, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more market insight and commentary from BlackRock investment professionals, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Robert C. Doll, Jr.

Vice Chairman, BlackRock, Inc.

THIS PAGE NOT PART OF YOUR TRUSTS REPORT

1	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

Investment Objective

The Trust’s investment objective is to manage a portfolio of fixed income securities that will return $15 per share (the initial public offering price per share) to investors on or about December 31, 2009 while providing high monthly income.

Trust Information

Symbol on American Stock Exchange:	BCT
Initial Offering Date:	June 17, 1993
Yield on Closing Market Price as of October 31, 2007 ($15.15):[1]	5.94%
Current Monthly Distribution per Share:[2]	$ 0.075
Current Annualized Distribution per Share:[2]	$ 0.900

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]

A change in the distribution rate was declared on November 1, 2007. The Monthly Distribution per Common Share was decreased to $0.049. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$15.15	$15.08	0.46%	$15.65	$14.82
Net Asset Value	$13.38	$13.79	(2.97)%	$13.81	$13.36

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Agency Multiple Class Mortgage Pass-Through Securities	31%	28%
Taxable Municipal Bonds	18	11
Non-Agency Multiple Class Mortgage Pass-Through Securities	16	—
Inverse Floating Rate Mortgage Securities	15	8
Corporate Bonds	9	14
Interest Only Mortgage-Backed Securities	8	7
Mortgage Pass-Through Securities	3	2
U.S. Government and Agency Securities	—	30

ANNUAL REPORT	OCTOBER 31, 2007	2

Trust Summary as of October 31, 2007	BlackRock Core Bond Trust (BHK)

Investment Objective

The Trust’s investment objective is to provide current income and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BHK
Initial Offering Date:	November 27, 2001
Yield on Closing Market Price as of October 31, 2007 ($12.23):[1]	6.57%
Current Monthly Distribution per Share:[2]	$0.067
Current Annualized Distribution per Share:[2]	$0.804
Leverage as of October 31, 2007:[3]	22%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share was decreased to $0.062. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

3	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$12.23	$12.86	(4.90) %	$13.25	$11.32
Net Asset Value	$13.63	$13.82	(1.37) %	$14.01	$13.11

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Corporate Bonds	42%	58%
Mortgage Pass-Through Securities	36	10
Asset-Backed Securities	4	8
Commercial Mortgage-Backed Securities	4	6
U.S. Government and Agency Securities	4	5
Non-Agency Multiple Class Mortgage Pass-Through Securities	4	2
Agency Multiple Class Mortgage Pass-Through Securities	3	8
Trust Preferred Stocks	2	—
Interest Only Mortgage-Backed Securities	1	1
Interest Only Asset-Backed Securities	—	1
Foreign Government Bonds	—	1

Corporate Bond Breakdown[4]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	6%	7%
AA/Aa	24	26
A	21	10
BBB/Baa	20	17
BB/Ba	7	12
B	16	23
CCC/Caa	6	5

4

Using the highest of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Rating (“Fitch’s”) ratings. Corporate bonds represented approximately 66.2% and 58.3% of net assets on October 31, 2007 and 2006, respectively.

3	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock High Yield Trust (BHY)

Investment Objective

The Trust’s investment objective is to generate high current income and, to a lesser extent, to seek capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BHY
Initial Offering Date:	December 23, 1998
Yield on Closing Market Price as of October 31, 2007 ($6.92):[1]	8.84%
Current Monthly Distribution per Share:[2]	$0.051
Current Annualized Distribution per Share:[2]	$0.612
Leverage as of October 31, 2007:[3]	15%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change.
3	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$6.92	$7.77	(10.94)%	$8.70	$5.83
Net Asset Value	$7.91	$7.85	0.76%	$8.32	$7.63

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition[4]

Corporate Portfolio Composition	10/31/07	10/31/06

Telecommunications	15%	13%
Energy	14	16
Media	11	11
Basic Materials	10	11
Financial Institutions	10	14
Consumer Products	6	6
Technology	6	5
Automotive	4	3
Entertainment & Leisure	4	4
Industrials	4	3
Health Care	3	3
Containers & Packaging	3	3
Aerospace & Defense	3	3
Transportation	2	2
Building & Development	2	3
Real Estate	1	—
Ecological Services & Equipment	1	—
Commercial Services	1	—

4

For Trust compliance purposes, the Trust’s sector and industry classification refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Corporate Bond Breakdown[5]

Credit Rating	10/31/07	10/31/06

BBB/Baa	4%	3%
BB/Ba	21	26
B	51	55
CCC/Caa	21	12
C	—	2
Not Rated	3	2

5	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 110.4% and 128.9% of net assets on October 31, 2007 and 2006, respectively.

ANNUAL REPORT	OCTOBER 31, 2007	4

Trust Summary as of October 31, 2007	BlackRock Income Opportunity Trust (BNA)

Investment Objective

The Trust’s investment objective is to provide current income and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BNA
Initial Offering Date:	December 20, 1991
Yield on Closing Market Price as of October 31, 2007 ($10.19):[1]	6.48%
Current Monthly Distribution per Share:[2]	$0.055
Current Annualized Distribution per Share:[2]	$0.660
Leverage as of October 31, 2007:[3]	22%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share was decreased to $0.051. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

3	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$10.19	$10.58	(3.69)%	$10.88	$9.13
Net Asset Value	$11.02	$11.17	(1.34)%	$11.33	$10.53

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Corporate Bonds	38%	48%
Mortgage Pass-Through Securities	36	12
Asset-Backed Securities	7	13
Non-Agency Multiple Class Mortgage Pass-Through Securities	5	6
Agency Multiple Class Mortgage Pass-Through Securities	4	7
U.S. Government and Agency Securities	3	7
Commercial Mortgage-Backed Securities	3	4
Trust Preferred Stocks	2	—
Federal Housing Administration Securities	1	1
Interest Only Mortgage-Backed Securities	1	1
Inverse Floating Rate Mortgage Securities	—	1

Corporate Bond Breakdown[4]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	8%	9%
AA/Aa	21	17
A	20	10
BBB/Baa	22	19
BB/Ba	6	13
B	17	25
CCC/Caa	6	6
Not Rated	—	1

4	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 64.0% and 52.1% of net assets on October 31, 2007 and 2006, respectively.

5	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Income Trust Inc. (BKT)

Investment Objective

The Trust’s investment objective is to manage a portfolio of high quality securities to achieve high monthly income consistent with the preservation of capital.

Trust Information

Symbol on New York Stock Exchange:	BKT
Initial Offering Date:	July 22, 1988
Yield on Closing Market Price as of October 31, 2007 ($5.81):[1]	6.40%
Current Monthly Distribution per Share:[2]	$0.031
Current Annualized Distribution per Share:[2]	$0.372
Leverage as of October 31, 2007:[3]	8%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2

A change in the distribution rate was declared on December 5, 2007. The Monthly Distribution per Common Share was decreased to $0.024. The Yield on Closing Market Price, Current Monthly Distribution and Current Annualized Distribution do not reflect the new distribution rate. The new distribution rate is not constant and is subject to further change in the future.

3	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$5.81	$6.07	(4.28)%	$6.33	$5.49
Net Asset Value	$6.53	$6.48	0.77%	$6.61	$6.25

The following unaudited chart shows the portfolio composition of the Trust’s long-term investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Mortgage Pass-Through Securities	27%	22%
Agency Multiple Class Mortgage Pass-Through Securities	26	28
Interest Only Mortgage-Backed Securities	13	10
U.S. Government and Agency Securities	10	20
Non-Agency Multiple Class Mortgage Pass-Through Securities	9	9
Principal Only Mortgage-Backed Securities	5	5
Inverse Floating Rate Mortgage Securities	4	3
Federal Housing Administration Securities	2	2
Asset-Backed Securities	2	—
Commercial Mortgage-Backed Securities	1	—
Corporate Bonds	1	1

ANNUAL REPORT	OCTOBER 31, 2007	6

Trust Summary as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW)

Investment Objective

The Trust’s investment objective is to provide current income and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BLW
Initial Offering Date:	July 30, 2003
Yield on Closing Market Price as of October 31, 2007 ($16.68):[1]	8.99%
Current Monthly Distribution per Share:[2]	$0.125
Current Annualized Distribution per Share:[2]	$1.500
Leverage as of October 31, 2007:[3]	14%

1	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
2	The distribution is not constant and is subject to change.
3	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change		High	Low

Market Price	$16.68	$18.85	(11.51	) %	$19.89	$14.20
Net Asset Value	$18.52	$19.01	(2.58	) %	$19.38	$18.08

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s corporate bond investments:

Portfolio Composition

Composition	10/31/07	10/31/06

Bank Loans	42%	36%
Corporate Bonds	37	43
Mortgage Pass-Through Securities	16	14
U.S. Government and Agency Securities	3	4
Foreign Government Bonds	2	2
Non-Agency Multiple Class Mortgage Pass-Through Securities	—	1

Corporate Bond Breakdown[4]

Credit Rating	10/31/07	10/31/06

AA/Aa	1%	2%
A	4	1
BBB/Baa	8	9
BB/Ba	23	24
B	43	51
CCC/Caa	18	11
Not Rated	3	2

4	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 49.1% and 64.3% of net assets on October 31, 2007 and 2006, respectively.

7	ANNUAL REPORT	OCTOBER 31, 2007

Trust Summary as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ)

Investment Objective

The Trust’s investment objective is to seek current income, current gains and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BTZ
Initial Offering Date:	December 27, 2006
Yield on Closing Market Price as of October 31, 2007 ($18.65):[1]	10.05%
Current Monthly Distribution per Share:[2]	$0.15625
Current Annualized Distribution per Share:[2]	$1.87500
Leverage as of October 31, 2007:[3]	33%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/2007	High	Low

Market Price	$18.65	$25.25	$15.63
Net Asset Value	$21.37	$24.35	$20.87

The following unaudited charts show the portfolio composition of the Trust’s long-term investments and credit quality allocations of the Trust’s preferred stock, trust preferred stock and corporate bond investments:

Portfolio Composition[4]

Composition	10/31/07

Financial Institutions	65%
Energy	8
Technology	5
Consumer Products	4
Health Care	4
Telecommunications	3
Real Estate	3
Media	2
Industrials	2
Basic Materials	1
Entertainment & Leisure	1
Automotive	1
Transportation	1

[4]

For Trust compliance purposes, the Trust’s sector and industry classification refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Preferred, Trust Preferred and Corporate Bond Breakdown[5]

Credit Rating	10/31/07

AA/Aa	20%
A	42
BBB/Baa	29
BB/Ba	1
B	6
CCC/Caa	1
Not Rated	1

[5]	Using the higher of S&P, Moody’s or Fitch ratings.

ANNUAL REPORT	OCTOBER 31, 2007	8

Trust Summary as of October 31, 2007	BlackRock Strategic Bond Trust (BHD)

Investment Objective

The Trust’s investment objective is to seek total return through high current income and capital appreciation.

Trust Information

Symbol on New York Stock Exchange:	BHD
Initial Offering Date:	February 26, 2002
Yield on Closing Market Price as of October 31, 2007 ($11.88):[1]	7.78%
Current Monthly Distribution per Share:[2]	$0.077
Current Annualized Distribution per Share:[2]	$0.924

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
[2]	The distribution is not constant and is subject to change.

The table below summarizes the changes in the Trust’s market price and net asset value per share:

	10/31/07	10/31/06	Change	High	Low

Market Price	$11.88	$12.85	(7.55)%	$13.29	$10.40
Net Asset Value	$13.80	$13.83	(0.22)%	$14.19	$13.47

The following unaudited charts show the portfolio composition and credit quality allocations of the Trust’s corporate bond investments:

Corporate Portfolio Composition[3]

Composition	10/31/07	10/31/06

Media	17%	14%
Telecommunications	14	12
Energy	13	13
Financial Institutions	12	18
Aerospace & Defense	8	6
Basic Materials	6	6
Consumer Products	5	7
Technology	4	5
Automotive	4	2
Health Care	4	4
Transportation	3	1
Ecological Services & Equipment	3	2
Industrials	2	3
Containers & Packaging	2	1
Entertainment & Leisure	1	3
Building & Development	1	2
Real Estate	1	1

[3]

For Trust compliance purposes, the Trust’s sector and industry classification refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classification for reporting ease.

Corporate Bond Breakdown[4]

Credit Rating	10/31/07	10/31/06

AAA/Aaa	1%	3%
AA/Aa	4	6
A	17	12
BBB/Baa	15	13
BB/Ba	12	16
B	37	40
CCC/Caa	12	9
Not Rated	2	1

[4]	Using the highest of S&P’s, Moody’s or Fitch’s rating. Corporate bonds represented approximately 84.5% and 107.6% of net assets on October 31, 2007 and 2006, respectively.

9	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—29.2%
Mortgage Pass-Through Securities—0.9%
		Federal National Mortgage Assoc.,
$314		5.50%, 1/01/17-2/01/17	$316,169
14		6.50%, 7/01/29	14,777

		Total Mortgage Pass-Through Securities	330,946

Agency Multiple Class Mortgage Pass-Through Securities—9.1%
		Federal Home Loan Mortgage Corp.,
1,745		Ser. 1510, Class G, 7.05%, 5/15/13	1,753,683
1,098		Ser. 1598, Class J, 6.50%, 10/15/08	1,095,825
81		Ser. 2564, Class NC, 5.00%, 2/15/33	69,195
668		Federal National Mortgage Assoc., Ser. 49, Class H, 7.00%, 4/25/13	689,837

		Total Agency Multiple Class Mortgage Pass-Through Securities	3,608,540

Inverse Floating Rate Mortgage Securities—4.3%
132	[1]	Citicorp Mortgage Securities, Inc., Ser. 14, Class A-4, 6.352%, 11/25/23	131,701
		Federal Home Loan Mortgage Corp.,
5	[1]	Ser. 1425, Class SB, 11.886%, 12/15/07	4,876
4	[1]	Ser. 1506, Class S, 9.708%, 5/15/08	4,468
152	[1]	Ser. 1515, Class S, 8.753%, 5/15/08	152,069
10	[1]	Ser. 1600, Class SC, 8.60%, 10/15/08	9,853
144	[1]	Ser. 1618, Class SA, 8.25%, 11/15/08	144,815
7	[1]	Ser. 1661, Class SB, 8.83%, 1/15/09	7,035
21	[1]	Ser. 1688, Class S, 9.566%, 12/15/13	21,408
105	[1]	Ser. 2412, Class SE, 5.519%, 2/15/09	106,281
275	[1]	Ser. 2517, Class SE, 3.522%, 10/15/09	264,534
		Federal National Mortgage Assoc.,
7	[1]	Ser. 13, Class SJ, 8.75%, 2/25/09	7,505
3	[1]	Ser. 174, Class S, 97.223%, 9/25/22	9,514
118	[1]	Ser. 192, Class SC, 6.84%, 10/25/08	117,971
37	[1]	Ser. 214, Class SH, 5.592%, 12/25/08	36,653
51	[1]	Ser. 214, Class SK, 10.00%, 12/25/08	52,172
618	[1]	Residential Accredit Loans, Inc., Ser. QS16, Class A3, 6.435%, 10/25/17	620,297

		Total Inverse Floating Rate Mortgage Securities	1,691,152

Interest Only Mortgage-Backed Securities—2.3%
		Federal Home Loan Mortgage Corp.,
1		Ser. 65, Class I, 918.03%, 8/15/20	1,058
—		Ser. 141, Class H, 1,060.00%, 5/15/21	220
1,444		Ser. 2523, Class EH, 5.50%, 4/15/20	73,865
149		Ser. 2633, Class PI, 4.50%, 3/15/12	781
3,531		Ser. 2739, Class PI, 5.00%, 3/15/22	94,580
1,467		Ser. 2976, Class KI, 5.50%, 11/15/34	191,597
1,664		Ser. 3189, Class KI, 6.00%, 1/15/35	174,439
2,615		Ser. 3207, Class QI, 6.00%, 2/15/35	234,558
		Federal National Mortgage Assoc.,
—		Ser. 8, Class HA, 1,199.999%, 1/25/08	105
899		Ser. 13, Class IG, 5.00%, 10/25/22	21,655
35	[1]	Ser. 20, Class SL, 10.12%, 9/25/08	1,260
2		Ser. 49, Class L, 444.917%, 4/25/13	16,790
4,343		Ser. 70, Class ID, 5.00%, 4/25/22	61,437
—		Ser. G-21, Class L, 949.50%, 7/25/21	7,410
12,042	[1]	Vendee Mortgage Trust, Ser. 1, 0.043%, 10/15/31	26,627

		Total Interest Only Mortgage-Backed Securities	906,382

Principal Amount (000)		Description	Value

Principal Only Mortgage-Backed Security—0.0%
$14	[2]	Salomon Brothers Mortgage Securities, Inc. VI, Ser. 3, Class A, 12.50%, 10/23/17	$13,246

Asset-Backed Securities—0.0%
234	[1,3,4,5]	Global Rated Eligible Asset Trust, Ser. A, Class 1, 7.33%, 9/15/07	23
568	[1,3,5]	Structured Mortgage Asset Residential Trust, Ser. 2, 8.24%, 12/15/07	57

		Total Asset-Backed Securities	80

Corporate Bond—2.6%
1,000		Morgan Stanley Group, Inc., 10.00%, 6/15/08	1,029,161

Taxable Municipal Bonds—5.2%
500		Fresno California Pension Oblig., 7.80%, 6/01/14	544,725
500		Kern County California Pension Oblig., 6.98%, 8/15/09	518,005
500		Los Angeles County California Pension Oblig., Ser. D, 6.97%, 6/30/08	506,585
500		Orleans Parish Louisiana School Board, Ser. A, 6.60%, 2/01/08	501,925

		Total Taxable Municipal Bonds	2,071,240

Non-Agency Multiple Class Mortgage Pass-Through Securities—4.8%
1,914	[1]	JPMorgan Mortgage Trust, Ser. A7, Class 2A2, 5.83%, 1/25/37	1,910,904

		Total Long-Term Investments (cost $11,827,713)	11,561,651

SHORT-TERM INVESTMENT—70.3%
U.S. Government and Agency Discount Notes—70.3%
27,800	[6]	Federal Home Loan Bank Disc. Notes, 4.351%, 11/01/07 (cost $27,800,000)	27,800,000

Total Investments—99.5% (cost $39,627,7137)			$39,361,651
Other assets in excess of liabilities—0.5%			207,328

Net Assets—100%			$39,568,979

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[2]	Rate shown is effective yield of the underlying collateral as of October 31, 2007.
[3]	Illiquid security. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $80, in these securities.
[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $23, in securities restricted as to resale.

[5]	Security is fair valued.
[6]	Rate shown is the yield to maturity as of the date of purchase.
[7]

Cost for federal income tax purposes is $39,627,713. The net unrealized depreciation on a tax basis is $266,062, consisting of $321,614 gross unrealized appreciation and $587,676 gross unrealized depreciation.

Portfolio Abbreviations

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
LIBOR	London Interbank Offered Rate
PRIME	Prime Rate
REIT	Real Estate Investment Trust
TBA	To Be Announced
TBD	To Be Determined

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	10

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—158.7%
Mortgage Pass-Through Securities—58.2%
$757	[1]	Citigroup Mortgage Loan Trust, Inc., Ser. 4, Class A, 5.345%, 8/25/35	$738,529
		Federal Home Loan Mortgage Corp.,
75		5.00%, 8/01/33	71,842
1,428	[2]	5.50%, 11/01/18	1,434,281
5,183		5.50%, 11/01/18-5/01/36	5,112,866
2,498		6.00%, 2/01/13-12/01/18	2,545,922
23		7.00%, 9/01/31	23,749
59	[1]	7.379%, 5/01/32	60,118
4,000		TBA, 5.50%, 12/12/37	3,935,000
		Federal National Mortgage Assoc.,
44		4.50%, 2/01/20	42,798
10,051		5.00%, 11/01/17-6/01/37	9,870,125
12,498	[2]	5.00%, 1/01/18-5/01/37	12,026,793
2,747		5.50%, 1/01/18-7/01/34	2,719,784
43,246	[2]	5.50%, 12/01/35-4/01/36	42,661,096
6,658	[2]	6.00%, 2/01/36-10/01/36	6,708,610
3,159		6.00%, 8/01/29-11/01/36	3,182,236
289		7.00%, 1/01/31-7/01/32	302,834
400		TBA, 5.00%, 11/19/22	393,750
85,500		TBA, 5.50%, 11/19/22-11/13/37	84,249,051
18,900		TBA, 6.00%, 11/13/37-12/12/37	19,019,812
15,600		TBA, 6.50%, 12/12/37	15,946,133
		Government National Mortgage Assoc.,
205		5.50%, 8/15/33	204,241
200		TBA, 6.50%, 11/20/37	205,312
760	[1]	GSR Mortgage Loan Trust, Ser. AR4, Class 6A1, 5.25%, 7/25/35	739,031
		Small Business Administration,
767		Ser. P10B, Class 1, 4.754%, 8/01/14	751,230
1,351		Ser. P10B, Class 1, 5.136%, 8/01/13	1,352,827

		Total Mortgage Pass-Through Securities	214,297,970

Federal Housing Administration Security—0.3%
1,028		FHA Hebre Home Hospital, 6.25%, 9/01/28	1,038,331

Agency Multiple Class Mortgage Pass-Through Securities—4.0%
		Federal Home Loan Mortgage Corp.,
1,200		Ser. 2562, Class PG, 5.00%, 1/15/18	1,185,166
2,170		Ser. 2775, Class OE, 4.50%, 4/15/19	2,056,897
2,959		Ser. 2806, Class VC, 6.00%, 12/15/19	3,008,150
1,306		Ser. 2825, Class VP, 5.50%, 6/15/15	1,322,326
1,300		Ser. 2883, Class DR, 5.00%, 11/15/19	1,257,396
1,600		Ser. 2968, Class EG, 6.00%, 10/15/34	1,622,310
		Federal National Mortgage Assoc.,
2,691		Ser. 5, Class PK, 5.00%, 12/25/34	2,684,529
1,663	[1]	Ser. 118, Class FD, 5.273%, 12/25/33	1,651,013

		Total Agency Multiple Class Mortgage Pass-Through Securities	14,787,787

Asset-Backed Securities—6.7%
2,300		Chase Issuance Trust, Ser. A17, Class A, 5.12%, 10/15/14	2,315,364
2,800		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	2,801,647
2,825		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	2,826,461
229	[1]	Countrywide Asset-Backed Certificates, Ser. 16, Class 4AV1, 4.973%, 1/25/35	228,876
2,406		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,406,171
2,850		Ford Credit Auto Owner Trust, Ser. A, Class A4, 5.08%, 12/15/10	2,860,611
2,300		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,283,930
2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,371,875

Principal Amount (000)		Description	Value

Asset Backed Securities—(cont’d)
$2,825		MBNA Credit Card Master Note Trust, Ser. A1, Class A, 4.90%, 7/15/11	$2,830,207
59	[1]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 4.953%, 1/25/36	59,262
564	[1]	SLM Student Loan Trust, Ser. 5, Class A1, 5.084%, 1/25/18	564,436
471	[1]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 4.953%, 1/25/36	469,358
2,725		USAA Auto Owner Trust, Ser. 1 Class A4, 5.04%, 12/15/11	2,738,565

		Total Asset-Backed Securities	24,756,763

Interest Only Asset-Backed Securities—0.2%
		Sterling Coofs Trust,
12,656		Ser. 1, 2.365%, 4/15/29	561,620
10,125	[3]	Ser. 2, 2.081%, 3/30/30	272,114

		Total Interest Only Asset-Backed Securities	833,734

Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
2,104		Ser. 2579, Class HI, 5.00%, 8/15/17	242,617
5,772		Ser. 2611, Class QI, 5.50%, 9/15/32	1,047,320
		Federal National Mortgage Assoc.,
23,975	[1]	Ser. 90, Class JH, 1.828%, 11/25/34	1,341,116
4,030		Ser. 378, Class 5, 5.00%, 7/01/36	980,948

		Total Interest Only Mortgage-Backed Securities	3,612,001

Commercial Mortgage-Backed Securities—6.4%
2,180	[1]	Banc of America Commerical Mortgage, Inc., Ser. 1, Class A4, 4.871%, 11/10/42	2,163,105
2,720		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,667,298
2,170	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,147,296
1,463	[1]	General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A2, 7.179%, 8/15/36	1,504,810
1,973		Goldman Sachs Mortgage Securities Corp. II, Ser. C1, Class A3, 6.135%, 10/18/30	1,977,721
1,435	[1]	Heller Financial Commercial Mortgage Asset Co., Ser. PH1, Class A2, 6.847%, 5/15/31	1,453,914
		JPMorgan Chase Commercial Mortgage Securities Corp.,
2,140		Ser. C1, Class A3, 5.857%, 10/12/35	2,185,265
2,180		Ser. CBX, Class A4, 4.529%, 1/12/37	2,131,593
1,652	[1]	JPMorgan Commercial Mortgage Finance Corp., Ser. C10, Class A2, 7.371%, 8/15/32	1,717,907
2,082	[1]	Morgan Stanley Capital Trust I, Ser. HF2, Class A2, 6.48%, 11/15/30	2,089,181
3,489	[1]	Salomon Brothers Mortgage Securities VII, Ser. C1, Class A2, 7.52%, 12/18/09	3,619,954

		Total Commercial Mortgage-Backed Securities	23,658,044

Corporate Bonds—66.2%
Aerospace & Defense—1.1%
150	[3]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	156,000
1,195		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,269,688
		DRS Technologies, Inc.,
70		6.875%, 11/01/13	70,000
80		7.625%, 2/01/18	81,800
960		Northrop Grumman Corp., 7.875%, 3/01/26	1,147,117
15		Sequa Corp., 9.00%, 8/01/09	16,088
120		TransDigm, Inc., 7.75%, 7/15/14	122,100
1,125		United Technologies Corp., 4.875%, 5/01/15	1,088,382

		Total Aerospace & Defense	3,951,175

Automotive—1.0%
265		Accuride Corp., 8.50%, 2/01/15	249,100
		AutoNation, Inc.,
150		7.00%, 4/15/14	145,125
150	[1]	7.243%, 4/15/13	146,625
600		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	604,500

See Notes to Financial Statements.

11	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Automotive—(cont’d)
$360		Lear Corp., Ser. B, 8.75%, 12/01/16	$345,600
250		Metaldyne Corp., 10.00%, 11/01/13	232,500
2,100		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	2,121,000

		Total Automotive	3,844,450

Basic Materials—3.3%
500		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	367,500
995		AK Steel Corp., 7.75%, 6/15/12	1,014,900
250		American Pacific Corp., 9.00%, 2/01/15	256,250
80	[1]	Bowater, Inc., 8.694%, 3/15/10	73,200
30		Chemtura Corp., 6.875%, 6/01/16	28,650
200		CPG Intl. I, Inc., 10.50%, 7/01/13	200,000
60		Domtar, Inc., 7.125%, 8/15/15 (Canada)	59,400
		Freeport-McMoRan Copper & Gold, Inc.,
1,020		8.375%, 4/01/17	1,116,900
330	[1]	8.394%, 4/01/15	340,725
66		Huntsman LLC, 12.00%, 7/15/12	71,775
		Ineos Group Holdings Plc (United Kingdom)
285		7.875%, 2/07/16 (EUR)	379,810
1,330	[3]	8.50%, 2/15/16	1,263,500
885		Innophos, Inc., 8.875%, 8/15/14	891,638
515	[3]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	437,750
1,705		NewPage Corp., 10.00%, 5/01/12	1,803,037
		Noranda, Inc. (Canada)
825		6.00%, 10/15/15	830,709
1,250		6.20%, 6/15/35	1,200,827
1,430		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,354,563
430		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	430,000

		Total Basic Materials	12,121,134

Building & Development—0.2%
440		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	459,800
140		Nortek, Inc., 8.50%, 9/01/14	123,900
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,850

		Total Building & Development	669,550

Commercial Services—0.1%
100		FTI Consulting, Inc., 7.75%, 10/01/16	104,500
200	[3]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	195,000

		Total Commercial Services	299,500

Consumer Products—2.5%
650	[1]	Ames True Temper, Inc., 9.243%, 1/15/12	624,000
30	[1]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.058%, 5/15/14	29,625
775		CVS Caremark Corp., 6.25%, 6/01/27	770,626
695		Federated Retail Holdings, Inc., 5.90%, 12/01/16	663,511
		General Nutrition Centers, Inc.,
500	[1]	10.009%, 3/15/14	481,250
400		10.75%, 3/15/15	389,000
850		Kimberly-Clark Corp., 6.625%, 8/01/37	935,813
1,515		Kraft Foods, Inc., 7.00%, 8/11/37	1,644,963
314		Lazy Days RV Center, Inc., 11.75%, 5/15/12	282,600
		Michaels Stores, Inc.,
470		10.00%, 11/01/14	473,525
600	[2]	11.375%, 11/01/16	598,500
1,000		Pantry, Inc. (The), 7.75%, 2/15/14	975,000
175		Quiksilver, Inc., 6.875%, 4/15/15	163,188
250		Reynolds American, Inc., 7.625%, 6/01/16	270,479
775		Rite Aid Corp., 7.50%, 3/01/17	720,750
390		Sally Holdings LLC, 10.50%, 11/15/16	388,050

		Total Consumer Products	9,410,880

Principal Amount (000)		Description	Value

Containers & Packaging—0.8%
		Berry Plastics Holding Corp.,
$270		8.875%, 9/15/14	$276,750
180	[1]	9.569%, 9/15/14	180,450
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	154,500
75		Graham Packaging Co., Inc., 8.50%, 10/15/12	74,438
300	[1,3]	Impress Holdings BV, 8.368%, 9/15/13 (Netherlands)	298,426
1,500		Owens Brockway, 8.25%, 5/15/13	1,560,000
545		Pregis Corp., 12.375%, 10/15/13	594,050

		Total Containers & Packaging	3,138,614

Ecological Services & Equipment—0.2%
590		Waste Services, Inc., 9.50%, 4/15/14	590,000

Energy—9.7%
425		Amerada Hess Corp., 7.125%, 3/15/33	469,065
2,350		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,377,558
140		Berry Petroleum Co., 8.25%, 11/01/16	142,800
875		Burlington Resources Finance Co., 7.40%, 12/01/31 (Canada)	1,031,161
375		Canadian Natural Resources Ltd., 6.25%, 3/15/38 (Canada)	370,540
320		Chaparral Energy, Inc., 8.50%, 12/01/15	298,400
		Chesapeake Energy Corp.,
150		6.375%, 6/15/15	145,500
20		6.875%, 11/15/20	19,550
500		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	463,733
		Compagnie Generale de Geophysique-Veritas (France)
55		7.50%, 5/15/15	56,100
90		7.75%, 5/15/17	92,700
235		Compton Petroleum Finance Corp.,
		7.625%, 12/01/13 (Canada)	225,013
125		Conoco Funding Co., 7.25%, 10/15/31 (Canada)	145,774
535		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)	548,451
650		ConocoPhillips Holding Co., 6.95%, 4/15/29	740,160
100		Devon Energy Corp., 7.95%, 4/15/32	122,312
725		DTE Energy Co., 6.35%, 6/01/16	750,656
115		Edison Mission Energy, 7.50%, 6/15/13	116,581
1,125	[3]	EDP Finance BV, 6.00%, 2/02/18 (Netherlands)	1,122,493
		El Paso Natural Gas Co.,
265		8.625%, 1/15/22	308,335
225		8.875%, 6/15/32	262,282
124		Elwood Energy LLC, 8.159%, 7/05/26	127,055
		EnCana Corp., (Canada)
1,000		6.50%, 8/15/34	1,045,819
700		6.625%, 8/15/37	739,318
		Encore Acquisition Co.,
40		6.00%, 7/15/15	36,200
60		7.25%, 12/01/17	57,450
1,500		Energy East Corp., 6.75%, 7/15/36	1,546,705
130		Exco Resources, Inc., 7.25%, 1/15/11	128,375
950		Florida Power & Light Co., 4.95%, 6/01/35	824,533
675		Florida Power Corp., 6.35%, 9/15/37	708,736
80		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	80,400
210		KCS Energy, Inc., 7.125%, 4/01/12	206,850
700		Midamerican Energy Co., 5.80%, 10/15/36	680,105
		Midamerican Energy Holdings Co.,
800		5.95%, 5/15/37	766,990
1,525	[3]	6.50%, 9/15/37	1,563,997
75		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	80,767
155		Mirant Americas Generation LLC, 8.30%, 5/01/11	156,744
1,050	[3]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	995,715
550		Nexen, Inc., 6.40%, 5/15/37 (Canada)	547,239
		NRG Energy, Inc.,
50		7.25%, 2/01/14	50,000
285		7.375%, 2/01/16	284,288

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	12

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Energy—(cont’d)
$1,000		Ohio Edison Co., 6.875%, 7/15/36	$1,047,284
425		ONEOK Partners LP, 6.65%, 10/01/36	432,782
450	[3]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	451,125
130		Orion Power Holdings, Inc., 12.00%, 5/01/10	143,650
575		Pacificorp, 6.25%, 10/15/37	590,146
1,650		Pemex Project Funding Master Trust, 9.625%, 12/02/08	1,725,900
1,200		Public Service Co. of Colorado, 6.25%, 9/01/37	1,245,049
330		Sabine Pass LNG LP, 7.50%, 11/30/16	323,400
700		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	689,766
315	[3]	SemGroup LP, 8.75%, 11/15/15	302,400
		Southern California Edison Co.,
625		5.625%, 2/01/36	596,659
125		Ser. 05-E, 5.35%, 7/15/35	113,955
645		Suncor Energy, Inc., 6.50%, 6/15/38 (Canada)	675,171
320	[3]	Targa Resources, Inc., 8.50%, 11/01/13	323,200
550		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	527,368
950		Valero Energy Corp., 6.625%, 6/15/37	978,133
2,000		Virginia Electric & Power Co., Ser. A, 6.00%, 5/15/37	1,965,206
625	[3]	Weatherford Int’l., Inc., 6.80%, 6/15/37	655,387
375		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	368,638
1,925		XTO Energy, Inc., 6.75%, 8/01/37	2,064,924

		Total Energy	35,656,593

Entertainment & Leisure—0.6%
185		AMC Entertainment, Inc., 11.00%, 2/01/16	200,263
1,000		Circus & Eldorado Joint Venture, 10.125%, 3/01/12	1,040,000
150		Gaylord Entertainment Co., 6.75%, 11/15/14	145,500
335	[3]	Greektown Holdings LLC, 10.75%, 12/01/13	333,325
375		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	276,562
260		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	261,950
40		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	39,300

		Total Entertainment & Leisure	2,296,900

Financial Institutions—23.6%
		American Real Estate Partners LP/American Real Estate Finance Corp.,
320		7.125%, 2/15/13	312,000
3,165		8.125%, 6/01/11	3,188,737
2,575		Bank of America Corp., 6.00%, 9/01/17	2,625,030
1,975		Bank of America NA, Ser. BKNT, 6.10%, 6/15/17	2,021,363
325		Bank One Corp., 3.70%, 1/15/08	324,161
1,400		BankBoston NA, 6.375%, 3/25/08-4/15/08	1,406,364
1,270		Bear Stearns Cos., Inc. (The), Ser. MTN, 6.95%, 8/10/12	1,321,679
350	[3]	Belvoir Land LLC, Ser. A1, 5.27%, 12/15/47	310,765
1,075		Berkshire Hathaway Finance Corp., 4.75%, 5/15/12	1,059,247
181	[1,3]	BMS Holdings, Inc., 12.40%, 2/15/12	173,374
1,100		Chubb Corp., 6.00%, 5/11/37	1,070,352
600		CitiFinancial, 6.25%, 1/01/08	600,878
		Citigroup, Inc.,
3,950	[4]	3.625%, 2/09/09	3,891,149
4,790	[4]	4.125%, 2/22/10	4,709,978
1,020		4.25%, 7/29/09	1,007,887
1,005		5.875%, 2/22/33-5/29/37	955,122
525		6.875%, 2/15/98	534,624
3,775	[3]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	3,570,723
		Ford Motor Credit Co. LLC,
340		7.80%, 6/01/12	319,456
200	[1]	7.993%, 1/13/12	185,155
525	[3]	Fort Irwin Land LLC, Ser. A-1, 5.03%, 12/15/25	495,254
6,855	[2]	General Electric Capital Corp., Ser. GMTN, 6.15%, 8/07/37	7,103,041

Principal Amount (000)		Description	Value

Financial Institutions—(cont’d)
		Goldman Sachs Group, Inc. (The),
$1,415		5.35%, 1/15/16	$1,377,548
4,885		5.45%, 11/01/12	4,914,139
135		6.25%, 9/01/17	140,028
925	[1]	Hartford Life Global Funding Trusts, Ser. MTN, 5.864%, 9/15/09	924,002
825	[3]	HBOS Treasury Services Plc, 3.75%, 9/30/08 (United Kingdom)	812,767
775		HSBC Bank NA, 5.875%, 11/01/34	716,502
300		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	296,167
799	[3]	iPayment Investors LP, 11.625%, 7/15/14	822,779
240		iPayment, Inc., 9.75%, 5/15/14	230,400
1,500	[3]	Irwin Land LLC, 5.40%, 12/15/47	1,378,395
3,950		JPMorgan Chase Capital XXV, Ser. Y, 6.80%, 10/01/37	3,945,643
		Lehman Brothers Holdings, Inc.,
1,875		6.50%, 7/19/17	1,888,348
525	[1]	Ser. MTN, 7.394%, 9/15/22	536,446
1,525		MetLife, Inc., 5.70%, 6/15/35	1,413,587
1,150	[3]	Metropolitan Global Funding I, 4.25%, 7/30/09	1,136,666
		Momentive Performance Materials, Inc.,
40	[3]	9.75%, 12/01/14	39,000
405	[3]	11.50%, 12/01/16	390,825
1,810	[1,3]	Monumental Global Funding Ltd., Ser. MTN, 5.24%, 6/16/10 (Cayman Islands)	1,793,710
		Morgan Stanley,
3,300	[1]	5.493%, 1/09/12	3,246,860
525		6.25%, 8/09/26	517,443
1,700		Ser. MTN, 6.25%, 8/28/17	1,740,576
1,375		Ser. MTN, 5.55%, 4/27/17	1,338,083
850	[3]	New York Life Global Funding, 3.875%, 1/15/09	843,505
350		Ohana Military Communities LLC, Ser. 04I, 6.193%, 4/01/49	357,088
		Prudential Financial, Inc.,
500		5.90%, 3/17/36	471,162
675		Ser. MTN, 5.70%, 12/14/36	626,303
1,000	[3]	Prudential Funding LLC, 6.60%, 5/15/08	1,006,033
		Rainbow National Services LLC,
200	[3]	8.75%, 9/01/12	208,000
943	[3]	10.375%, 9/01/14	1,037,300
550	[1]	SLM Corp., 5.384%, 1/27/14	486,399
2,170	[5]	Structured Asset Receivable Trust, 5.68%, 1/21/10	2,148,367
		SunTrust Bank,
995		4.00%, 10/15/08	985,997
1,265		4.415%, 6/15/09	1,249,858
235	[3]	TIAA Global Markets, Inc., 3.875%, 1/22/08	234,326
975		Travelers Cos., Inc., Ser. MTN, 6.25%, 6/15/37	961,956
50	[1]	Universal City Florida Holding Co. I/II, 9.661%, 5/01/10	51,125
2,790	[2]	US Bank NA, 6.50%, 2/01/08	2,794,765
495	[3]	USAA Capital Corp., 4.00%, 12/10/07	494,478
		Wells Fargo & Co.,
1,031		3.12%, 8/15/08	1,013,318
355		4.20%, 1/15/10	349,594
1,665		4.625%, 8/09/10	1,648,918
435		4.875%, 1/12/11	432,628
540		Wells Fargo Bank NA, 5.95%, 8/26/36	532,155
605	[3]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	453,750
1,775	[3]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,760,351

		Total Financial Institutions	86,933,629

Health Care—3.5%
1,205	[1,3]	Amgen, Inc., 5.585%, 11/28/08	1,202,827
1,625		AstraZeneca Plc, 6.45%, 9/15/37 (United Kingdom)	1,712,300
340		Bristol-Myers Squibb Co., 5.875%, 11/15/36	333,724
2,275	[2]	Eli Lilly & Co., 5.55%, 3/15/37	2,172,348
1,125		Johnson & Johnson, 5.95%, 8/15/37	1,176,591
1,125		Schering-Plough Corp., 6.55%, 9/15/37	1,165,932

See Notes to Financial Statements.

13	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Health Care—(cont’d)
$1,020		Tenet Healthcare Corp., 6.50%, 6/01/12	$864,450
995		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	979,429
870		UnitedHealth Group, Inc., 5.80%, 3/15/36	837,188
		WellPoint, Inc.,
955		5.85%, 1/15/36	897,356
85		5.95%, 12/15/34	82,113
		Wyeth,
925		5.95%, 4/01/37	914,805
675		6.00%, 2/15/36	668,576

		Total Health Care	13,007,639

Industrials—1.4%
1,575		3M Co., Ser. MTN, 5.70%, 3/15/37	1,579,348
360	[3]	AGY Holding Corp., 11.00%, 11/15/14	354,600
140		Hexcel Corp., 6.75%, 2/01/15	137,550
975		Honeywell Intl., Inc., 5.70%, 3/15/37	947,863
120		Park-Ohio Industries, Inc., 8.375%, 11/15/14	111,900
		RBS Global, Inc./Rexnord Corp.,
480		9.50%, 8/01/14	495,600
505		11.75%, 8/01/16	535,300
950	[3]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	912,000

		Total Industrials	5,074,161

Media—6.2%
		Affinion Group, Inc.,
515		10.125%, 10/15/13	536,887
180		11.50%, 10/15/15	187,650
100		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	95,750
		AOL Time Warner, Inc.,
90		6.625%, 5/15/29	90,172
3,040		7.57%, 2/01/24	3,331,311
205		7.625%, 4/15/31	228,088
85		7.70%, 5/01/32	95,515
180	[1]	Cablevision Systems Corp., Ser. B, 9.644%, 4/01/09	184,950
110		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	107,250
430		Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp., 11.00%, 10/01/15	417,100
		Charter Communications Holdings II LLC/Charter
		Communications Holdings II Capital Corp.,
1,545		10.25%, 9/15/10	1,575,900
130		Ser. B, 10.25%, 9/15/10	132,275
645		CMP Susquehanna Corp., 9.875%, 5/15/14	592,594
		Comcast Corp.,
790		6.45%, 3/15/37	796,377
2,375		6.50%, 1/15/17-11/15/35	2,464,004
25		6.95%, 8/15/37	26,753
75		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	79,969
125		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	130,625
		EchoStar DBS Corp.,
175		5.75%, 10/01/08	174,563
290		7.00%, 10/01/13	301,962
75		7.125%, 2/01/16	78,375
620		Idearc, Inc., 8.00%, 11/15/16	621,550
600	[1,3]	ION Media Networks, Inc., 8.493%, 1/15/12	601,500
485		Network Communications, Inc., 10.75%, 12/01/13	488,031
		News America Holdings, Inc.,
985		7.625%, 11/30/28	1,092,925
825		7.70%, 10/30/25	917,857
625		8.45%, 8/01/34	755,622
560		Nexstar Finance, Inc., 7.00%, 1/15/14	537,600
		Nielsen Finance LLC/Nielsen Finance Co.,
300	[6]	9.115%, 8/01/16	216,750
965		10.00%, 8/01/14	1,015,662
865		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	865,000

Principal Amount (000)		Description	Value

Media—(cont’d)
$70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	$69,563
		TCI Communications, Inc.,
200		7.125%, 2/15/28	212,777
620		7.875%, 8/01/13-2/15/26	705,603
70		Time Warner Cos., Inc., 6.95%, 1/15/28	72,559
1,000	[3]	TL Acquisitions, Inc., 10.50%, 1/15/15	995,000
350	[3]	Univision Communications, Inc., 9.75%, 3/15/15	343,000
645		Vertis, Inc., 9.75%, 4/01/09	645,000
1,205		Young Broadcasting, Inc., 10.00%, 3/01/11	1,132,700

		Total Media	22,916,769

Real Estate—0.9%
		AvalonBay Communities, Inc.,
350		6.625%, 9/15/11	364,056
775		8.25%, 7/15/08	792,236
		Rouse Co.,
895		3.625%, 3/15/09	853,281
1,650		5.375%, 11/26/13	1,495,190

		Total Real Estate	3,504,763

Technology—1.9%
		Amkor Technology, Inc.,
80		7.75%, 5/15/13	77,400
145		9.25%, 6/01/16	148,263
250		Celestica, Inc., 7.625%, 7/01/13 (Canada)	240,000
		Freescale Semiconductor, Inc.,
655		9.125%, 12/15/14	592,775
140	[1]	9.569%, 12/15/14	128,625
3,125	[2]	Intl. Business Machines Corp., 5.70%, 9/14/17	3,171,831
440		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	415,800
630		Sanmina-SCI Corp., 8.125%, 3/01/16	552,825
		SunGard Data Systems, Inc.,
105		9.125%, 8/15/13	107,100
610		10.25%, 8/15/15	635,925
945		Superior Essex Communications LLC/Essex Group, Inc.,
		9.00%, 4/15/12	933,187

		Total Technology	7,003,731

Telecommunications—8.7%
2,875	[2]	AT&T, Inc., 6.50%, 9/01/37	3,032,607
1,700	[6]	BellSouth Telecommunications, 6.402%, 12/15/95	902,807
210		Cincinnati Bell, Inc., 7.25%, 7/15/13	210,525
225		Cricket Communications, Inc., 9.375%, 11/01/14	223,313
3,000	[2]	Deutsche Telekom Intl. Finance BV,
		5.75%, 3/23/16 (Netherlands)	3,007,887
		Digicel Group Ltd., (Bermuda)
240	[3]	8.875%, 1/15/15	224,112
560	[3]	9.125%, 1/15/15	523,340
190	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.318%, 5/01/13	192,375
475		Intelsat Corp., 9.00%, 6/15/16	485,687
		Intelsat Ltd. (Bermuda)
95	[1]	8.886%, 1/15/15	96,425
500		9.25%, 6/15/16	518,750
200		11.25%, 6/15/16	215,000
870	[1]	11.409%, 6/15/13	906,975
295		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	299,425
120	[3]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	119,100
770	[3]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	814,275
1,120	[1,3]	Nortel Networks Ltd., 9.493%, 7/15/11 (Canada)	1,106,000
155		PanAmSat Corp., 9.00%, 8/15/14	158,100
		Qwest Corp.,
200		7.875%, 9/01/11	211,000
470	[1]	8.944%, 6/15/13	501,137
780		SBC Communications, Inc., 6.45%, 6/15/34	810,601
1,715		Sprint Capital Corp., 6.875%, 11/15/28	1,642,877

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	14

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
		Telecom Italia Capital S.A. (Luxembourg)
$1,075		4.95%, 9/30/14	$1,028,927
1,550		6.00%, 9/30/34	1,484,579
1,975		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	2,169,348
725		Telefonica Europe BV, 7.75%, 9/15/10 (Netherlands)	776,297
70		Verizon Global Funding Corp., 7.75%, 12/01/30	82,465
125		Verizon Maryland, Inc., 5.125%, 6/15/33	104,256
		Verizon New Jersey, Inc.,
230		7.85%, 11/15/29	261,440
335		Ser. A, 5.875%, 1/17/12	342,618
3,150	[2]	Verizon Virginia, Inc., 4.625%, 3/15/13	3,024,873
		Vodafone Group Plc, (United Kingdom)
1,465	[1]	5.288%, 12/28/07	1,465,296
2,504		7.75%, 2/15/10	2,648,073
1,100		West Corp., 11.00%, 10/15/16	1,152,250
350	[3]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	389,375
		Windstream Corp.,
500		8.125%, 8/01/13	528,750
230		8.625%, 8/01/16	246,100

		Total Telecommunications	31,906,965

Transportation—0.5%
115		American Airlines, Inc., Ser. 99-1, 7.324%,4/15/11	113,563
110		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	115,500
350		Canadian National Railway Co., 6.25%, 8/01/34 (Canada)	352,778
405		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	391,837
500		Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	528,750
360	[3]	St. Acquisition Corp., 12.50%, 5/15/17	229,500

		Total Transportation	1,731,928

		Total Corporate Bonds	244,058,381

U.S. Government and Agency Securities—5.8%
1,670		Aid to Israel, 5.50%, 4/26/24-9/18/33	1,753,313
1,050		Resolution Funding Corp., Zero Coupon, 7/15/18-10/15/18	623,776
1,655		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,829,397
330		U.S. Treasury Bonds, 4.75%, 2/15/37	329,820
5,832	[2]	U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/27	5,982,762
10,450	[2]	U.S. Treasury Notes, 4.75%, 8/15/17	10,680,242

		Total U.S. Government and Agency Securities	21,199,310

Foreign Government Bond—0.4%
1,100		France, 3.75%, 4/25/17	1,522,816

Non-Agency Multiple Class Mortgage Pass-Through Securities—5.5%
1,600		Countrywide Alternative Loan Trust, Ser. 64CB, Class 1A15, 5.50%, 12/25/35	1,504,462
2,755	[1]	CW Capital Cobalt Ltd., Ser. C3, Class A4, 5.82%, 5/15/46	2,830,870
		First Union National Bank Commercial Mortgage,
3,044		Ser. C3, Class A3, 6.423%, 8/15/33	3,151,030
2,265		Ser. C4, Class A2, 6.223%, 12/12/33	2,340,547
2,350		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%,7/10/39	2,308,750
960		JPMorgan Chase Commercial Mortgage Securities Corp., Ser. LDP9, Class A3, 5.336%, 5/15/47	936,591
2,275	[1]	LB-UBS Commercial Mortgage Trust, Ser. C6, Class A4, 5.858%, 7/15/40	2,304,488
925	[1,7]	Merrill Lynch Mortgage Trust, Ser. C1, Class AM, 5.83%, 6/12/50	933,463
995	[1]	Morgan Stanley Capital I, Ser. T27, Class A4, 5.651%, 6/11/42	999,692
2,305		Structured Asset Securities Corp., Ser. AL1, Class A2, 3.45%, 2/25/32	1,977,073
995	[1]	Wachovia Bank Commercial Mortgage Trust, Ser. C33, Class A4, 5.903%, 2/15/51	1,017,710

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	20,304,676

Principal Amount (000)		Description	Value

Taxable Municipal Bond—0.3%
$1,000		Illinois St. Pension, 5.10%, 6/01/33	$948,570

Trust Preferred Stocks—3.3%
1,950	[1]	Allstate Corp., 6.50%, 5/15/57	1,890,800
545		BAC Capital Trust XI, 6.625%, 5/23/36	553,198
850	[1,3,8]	Barclays Bank Plc, 7.434% (United Kingdom)	901,035
915	[1,3,8]	Credit Agricole S.A., 6.637% (France)	869,590
1,550	[1,8]	Credit Suisse Ltd., 5.86% (Guernsey)	1,443,920
675	[1]	Lincoln National Corp., 6.05%, 4/20/67	646,921
790		Peco Energy Capital Trust IV, 5.75%, 6/15/33	672,418
605	[1]	Progressive Corp., 6.70%, 6/15/37	593,676
2,200	[1,8]	Royal Bank of Scotland Group Plc, Ser. MTN,
		7.64% (United Kingdom)	2,280,326
1,000	[1,3,8]	Societe Generale, 5.922% (France)	951,690
675	[1]	Travelers Cos., Inc., 6.25%, 3/15/67	655,470
675	[1,3]	ZFS Finance Trust I, 6.50%, 5/09/37	649,622

		Total Trust Preferred Stocks	12,108,666

Shares

Common Stocks—0.0%
1,895	[9,10]	Critical Care Systems Intl., Inc.	11,826

Preferred Stocks—0.4%
55,000		Deutsche Bank Contingent Capital Trust II, 6.55%	1,317,250
45,000	[10]	Superior Essex Holding Corp., Ser. A, 9.50%	27,900

		Total Preferred Stocks	1,345,150

		Total Long-Term Investments (cost $586,479,015)	584,484,025

Principal Amount (000)		Description	Value

BORROWED BOND AGREEMENTS—21.8%
		Lehman Brothers Inc.,
$50,927	[12]	4.47%, 11/08/07	$50,927,000
29,563	[12]	4.45%, 11/08/07	29,563,000

		Total Borrowed Bond Agreements
		(cost $80,490,000)	80,490,000

Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED—1.0%
3,880	EUR Put Option, strike price $1.40, expires 1/10/08	16,186
	Interest Rate Swaps,
6,600	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	267,762
4,900	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	289,016
7,600	Trust pays 3-month LIBOR, Trust receives 5.79%, expires 8/16/10	392,551
7,675	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	471,859
7,675	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	242,300
6,600	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	322,872
11,200	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	480,480
11,200	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	523,600

See Notes to Financial Statements.

15	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Core Bond Trust (BHK) (concluded)
(Percentages shown are based on Net Assets)

Notional Amount (000)	Description	Value

OUTSTANDING OPTIONS PURCHASED—(cont’d)
4,900	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	$332,459
7,600	Trust pays 5.79%, Trust receives 3-month LIBOR, expires 8/16/10	204,273

	Total Outstanding Options Purchased (cost $3,247,804)	3,543,358

	Total Investments before borrowed bonds, TBA sale commitments, and outstanding options written (cost $670,216,81911)	668,517,383

Principal Amount (000)

BORROWED BONDS—(21.8)%
	U.S. Treasury Notes,
$(50,800)	4.00%, 8/31/09	(50,835,712)
(29,600)	4.125%, 8/31/12	(29,569,927)

	Total Borrowed Bonds
	(proceeds $80,372,938)	(80,405,639)

TBA SALE COMMITMENTS—(1.3)%
(4,400)	Federal National Mortgage Assoc., 6.00%, 11/13/37	(4,431,627)
(200)	Government National Mortgage Assoc., 5.50%, 11/20/37	(198,750)

	Total TBA Sale Commitments (proceeds $4,627,832)	(4,630,377)

Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN—(0.4)%
	Interest Rate Swaps,
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(90,551)
(6,600)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(107,646)
(4,500)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(132,205)
(11,500)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(292,905)
(6,600)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(107,316)
(5,300)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(90,551)
(4,500)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(176,797)
(11,500)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(556,370)

	Total Outstanding Options Written (premium received $2,261,545)	(1,554,341)

Total Investments net of borrowed bonds, TBA sale commitments and outstanding options written—158.0%		581,927,026
Liabilities in excess of other assets—(58.0)%		(213,591,799)

Net Assets—100%		$368,335,227

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[3]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 9.9% of its net assets, with a current market value of $36,518,999, in securities restricted as to resale.

[4]

Security, or a portion thereof, pledged as collateral with a value of $4,615,550 on 134 long Eurodollar futures contracts expiring December 2007 to March 2008, 198 long U.S. Treasury Note futures contracts expiring December 2007, 1,153 long U.S. Treasury Bond futures contracts expiring December 2007, 163 short Eurodollar futures contracts expiring December 2007, 3,130 short U.S. Treasury Note futures contracts expiring December 2007 and 224 short U.S. Treasury Note futures contracts expiring December 2007. The notional value of such contracts on October 31, 2007 was $243,902,499, with an unrealized loss of $519,568.

[5]	Illiquid security. As of October 31, 2007, the Trust held 0.6% of its net assets, with a current market value of $2,148,367, in these securities.
[6]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.
[7]	Represents an investment in an affiliate.
[8]	The security is a perpetual bond and has no stated maturity date.
[9]	Non-income producing security.
[10]	Security is fair valued.
[11]

Cost for federal income tax purposes is $671,388,702. The net unrealized depreciation on a tax basis is $2,871,319, consisting of $6,742,797 gross unrealized appreciation and $9,614,116 gross unrealized depreciation.

[12]	See Note 1 in the Notes to Financial Statements for details of borrowed bond agreements.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	16

Portfolio of Investments as of October 31, 2007	BlackRock High Yield Trust (BHY)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—116.2%
Corporate Bonds—110.2%
Aerospace & Defense—3.0%
		AAR Corp.,
$330		6.875%, 12/15/07	$330,000
350	[1]	Ser. A2, 8.39%, 5/15/11	353,500
100	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	104,000
410		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	435,625
		DRS Technologies, Inc.,
40		6.875%, 11/01/13	40,000
100		7.625%, 2/01/18	102,250
20		L-3 Communications Corp., 5.875%, 1/15/15	19,500
40		Sequa Corp., 9.00%, 8/01/09	42,900
100		TransDigm, Inc., 7.75%, 7/15/14	101,750

		Total Aerospace & Defense	1,529,525

Automotive—5.0%
85		Accuride Corp., 8.50%, 2/01/15	79,900
185	[2]	Allison Transmission, 11.25%, 11/01/15	182,456
60		Asbury Automotive Group, Inc., 7.625%, 3/15/17	56,100
		AutoNation, Inc.,
90		7.00%, 4/15/14	87,075
80	[3]	7.243%, 4/15/13	78,200
520		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	523,900
125		Ford Motor Co., 8.90%, 1/15/32	110,313
		Goodyear Tire & Rubber Co. (The),
40		7.857%, 8/15/11	41,400
156		8.625%, 12/01/11	166,140
195		Lear Corp., Ser. B, 8.75%, 12/01/16	187,200
255		Metaldyne Corp., 10.00%, 11/01/13	237,150
180		Penske Auto Group, Inc., 7.75%, 12/15/16	175,050
250		Rent-A-Center, Inc., 7.50%, 5/01/10	238,750
350		Stanadyne Corp., 10.00%, 8/15/14	355,250

		Total Automotive	2,518,884

Basic Materials—11.1%
185		AK Steel Corp., 7.75%, 6/15/12	188,700
		Abitibi-Consolidated, Inc., (Canada)
165		6.00%, 6/20/13	121,275
35		8.85%, 8/01/30	25,900
205		Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp., 10.00%, 6/01/12	218,325
140		American Pacific Corp., 9.00%, 2/01/15	143,500
115		Bowater Finance Corp., 7.95%, 11/15/11 (Canada)	98,613
130	[3]	Bowater, Inc., 8.694%, 3/15/10	118,950
150		CPG Intl. I, Inc., 10.50%, 7/01/13	150,000
175		Cascades, Inc., 7.25%, 2/15/13 (Canada)	169,750
120		Catalyst Paper Corp., 7.375%, 3/01/14 (Canada)	87,900
50		Chemtura Corp., 6.875%, 6/01/16	47,750
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	39,600
		Equistar Chemicals LP/Equistar Funding Corp.,
66		10.125%, 9/01/08	68,145
57		10.625%, 5/01/11	59,565
		FMG Finance Ltd. (Australia)
85	[2]	10.00%, 9/01/13	93,925
120	[2]	10.625%, 9/01/16	142,200
		Freeport-McMoRan Copper & Gold, Inc.,
550		8.375%, 4/01/17	602,250
180	[3]	8.394%, 4/01/15	185,850
		Huntsman LLC,
95		11.50%, 7/15/12	103,312
365		11.625%, 10/15/10	386,900
205	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	194,750

545		Innophos, Inc., 8.875%, 8/15/14	549,087

Principal Amount (000)		Description	Value

Basic Materials—(cont’d)
$70	[2]	Key Plastics LLC/Key Plastics Finance Corp.,
		11.75%, 3/15/13	$59,500
260		Lyondell Chemical Co., 10.50%, 6/01/13	280,150
265	[2]	MacDermid, Inc., 9.50%, 4/15/17	253,075
		NewPage Corp.,
450		10.00%, 5/01/12	475,875
210		12.00%, 5/01/13	226,800
105	[3]	NOVA Chemicals Corp., 8.484%, 11/15/13 (Canada)	103,163
125		Russel Metals, Inc., 6.375%, 3/01/14 (Canada)	118,750
		Ryerson, Inc.,
100	[2]	12.00%, 11/01/15	102,750
60	[2,3]	12.574%, 11/01/14	61,200
80	[2]	Steel Dynamics, Inc., 7.375%, 11/01/12	80,000
85		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	85,000

		Total Basic Materials	5,642,510

Building & Development—1.9%
40	[3]	Ainsworth Lumber Co. Ltd., 8.981%, 10/01/10 (Canada)	30,250
		Goodman Global Holding Co., Inc.,
160		7.875%, 12/15/12	167,200
32	[3]	8.36%, 6/15/12	32,160
250		K. Hovnanian Enterprises, Inc., 6.25%, 1/15/15	192,500
100		Masonite Intl. Corp., 11.00%, 4/06/15 (Canada)	84,500
110		Nortek, Inc., 8.50%, 9/01/14	97,350
335		North American Energy Partners, Inc.,
		8.75%, 12/01/11 (Canada)	338,350

		Total Building & Development	942,310

Commercial Services—0.7%
100		FTI Consulting, Inc., 7.75%, 10/01/16	104,500
145	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	141,375
100	[2]	U.S. Investigations Services, Inc., 10.50%, 11/01/15	95,250

		Total Commercial Services	341,125

Consumer Products—6.9%
265	[3]	Ames True Temper, Inc., 9.243%, 1/15/12	254,400
20	[3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
		8.058%, 5/15/14	19,750
70	[2]	Bausch & Lomb, Inc., 9.875%, 11/01/15	72,100
50	[2]	Beverages & More, Inc., 9.25%, 3/01/12	51,500
130		Buffets, Inc., 12.50%, 11/01/14	84,175
		General Nutrition Centers, Inc.,
280	[3]	10.009%, 3/15/14	269,500
250		10.75%, 3/15/15	243,125
150		Jarden Corp., 7.50%, 5/01/17	142,500
475		Lazy Days RV Center, Inc., 11.75%, 5/15/12	427,500
		Michaels Stores, Inc.,
260		10.00%, 11/01/14	261,950
330		11.375%, 11/01/16	329,175
20		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	21,100
265		Pantry, Inc. (The), 7.75%, 2/15/14	258,375
100		Quiksilver, Inc., 6.875%, 4/15/15	93,250
120		Reynolds American, Inc., 7.625%, 6/01/16	129,830
		Rite Aid Corp.,
400		7.50%, 3/01/17	372,000
80	[2]	9.375%, 12/15/15	73,800
		Sally Holdings LLC,
35		9.25%, 11/15/14	35,175
270		10.50%, 11/15/16	268,650
110		Yankee Acquisition Corp., Ser. B, 9.75%, 2/15/17	101,750

		Total Consumer Products	3,509,605

Containers & Packaging—3.3%
		Berry Plastics Holding Corp.,
340		8.875%, 9/15/14	348,500
100	[3]	9.569%, 9/15/14	100,250
85		Crown Americas LLC/Crown Americas Capital Corp.,
		7.75%, 11/15/15	87,550

See Notes to Financial Statements.

17	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Containers & Packaging—(cont’d)
$110		Graham Packaging Co., Inc., 8.50%, 10/15/12	$109,175
30		Graphic Packaging Intl. Corp., 9.50%, 8/15/13	31,500
270	[2,3]	Impress Holdings BV, 8.368%, 9/15/13 (Netherlands)	268,584
310		Pregis Corp., 12.375%, 10/15/13	337,900
375		Smurfit-Stone Container Enterprises, Inc.,
		8.00%, 3/15/17	372,656

		Total Containers & Packaging	1,656,115

Ecological Services & Equipment—0.8%
270		Aleris Intl., Inc., 9.00%, 12/15/14	243,675
185		Waste Services, Inc., 9.50%, 4/15/14	185,000

		Total Ecological Services & Equipment	428,675

Energy—15.9%
130		AES Red Oak LLC, Ser. A, 8.54%, 11/30/19	139,162
80		Berry Petroleum Co., 8.25%, 11/01/16	81,600
100		Chaparral Energy, Inc., 8.50%, 12/01/15	93,250
		Chesapeake Energy Corp.,
90		6.375%, 6/15/15	87,300
250		6.625%, 1/15/16	245,000
20		6.875%, 11/15/20	19,550
		Compagnie Generale de Geophysique-Veritas (France)
50		7.50%, 5/15/15	51,000
80		7.75%, 5/15/17	82,400
115		Compton Petroleum Finance Corp.,
		7.625%, 12/01/13 (Canada)	110,113
70		Copano Energy LLC, 8.125%, 3/01/16	71,925
407	[2,3]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	384,865
30		Denbury Resources, Inc., 7.50%, 12/15/15	30,450
260	[1]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	249,600
480		Elwood Energy LLC, 8.159%, 7/05/26	492,337
		Encore Acquisition Co.,
40		6.00%, 7/15/15	36,200
30		7.25%, 12/01/17	28,725
475	[2]	Energy Future Holdings, 11.25%, 11/01/17	480,937
370		Exco Resources, Inc., 7.25%, 1/15/11	365,375
190	[2]	Forest Oil Corp., 7.25%, 6/15/19	190,000
65		Frontier Oil Corp., 6.625%, 10/01/11	64,675
50		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	50,250
97		Homer City Funding LLC, 8.734%, 10/01/26	107,670
5		Hornbeck Offshore Services, Inc., 6.125%, 12/01/14	4,763
440		KCS Energy, Inc., 7.125%, 4/01/12	433,400
96		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	103,203
350		Mirant Americas Generation LLC, 8.30%, 5/01/11	353,937
30		Newfield Exploration Co., 6.625%, 9/01/14	29,475
		NRG Energy, Inc.,
130		7.25%, 2/01/14	130,000
385		7.375%, 2/01/16	384,037
440	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	441,100
345		Orion Power Holdings, Inc., 12.00%, 5/01/10	381,225
185		Range Resources Corp., 7.375%, 7/15/13	188,237
130		Sabine Pass LNG LP, 7.50%, 11/30/16	127,400
210	[2]	SemGroup LP, 8.75%, 11/15/15	201,600
40		Sithe Independence Funding, Ser. A, 9.00%, 12/30/13	42,349
200	[2]	Targa Resources, Inc., 8.50%, 11/01/13	202,000
160		Tennessee Gas Pipeline Co., 8.375%, 6/15/32	186,512
450	[2]	Texas Competitive Electric Holdings Co. LLC,
		10.25%, 11/01/15	452,250
400		Transcontinental Gas Pipe Line Corp., Ser. B,
		8.875%, 7/15/12	449,000
495		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	486,963

		Total Energy	8,059,835

Principal Amount (000)		Description	Value

Entertainment & Leisure—4.8%
$150		AMC Entertainment, Inc., 11.00%, 2/01/16	$162,375
125	[2]	French Lick Resorts & Casino LLC/French Lick Resorts & Casino Corp., 10.75%, 4/15/14	99,375
		Gaylord Entertainment Co.,
280		6.75%, 11/15/14	271,600
40		8.00%, 11/15/13	40,700
320	[2]	Great Canadian Gaming Corp., 7.25%, 2/15/15 (Canada)	318,400
185	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	184,075
210		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	154,875
60		MGM Mirage, 6.75%, 9/01/12	59,100
200	[2]	Pinnacle Entertainment, Inc., 7.50%, 6/15/15	193,000
115		Riddell Bell Holdings, Inc., 8.375%, 10/01/12	110,400
140		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	141,050
140	[2]	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15	140,700
50		Station Casinos, Inc., 6.625%, 3/15/18	39,625
60	[3]	Travelport LLC, 10.246%, 9/01/14	60,300
435		Virgin River Casino, 9.00%, 1/15/12	411,075
70		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
		6.625%, 12/01/14	68,775

		Total Entertainment & Leisure	2,455,425

Financial Institutions—10.6%
500		AES Red Oak LLC, Ser. B, 9.20%, 11/30/29	568,750
300	[2]	Alliant Holdings I, Inc., 11.00%, 5/01/15	288,750
		American Real Estate Partners LP/American Real Estate
		Finance Corp.,
185		7.125%, 2/15/13	180,375
300		8.125%, 6/01/12	302,250
112	[2,3]	BMS Holdings, Inc., 12.40%, 2/15/12	107,084
500	[2]	Dow Jones CDX HY, Ser. 6-T1, 8.625%, 6/29/11	528,050
		Ford Motor Credit Co. LLC,
500		7.80%, 6/01/12	469,787
110	[3]	7.993%, 1/13/12	101,835
40		General Motors Acceptance Corp. LLC, 8.00%, 11/01/31	36,973
		Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC,
75		9.75%, 11/15/14	82,312
100	[3]	10.058%, 11/15/14	103,500
442	[2]	iPayment Investors LP, 11.625%, 7/15/14	455,155
120		iPayment, Inc., 9.75%, 5/15/14	115,200
		LVB Acquisition Merger Sub, Inc.,
75	[2]	10.00%, 10/15/17	77,063
75	[2]	10.375%, 10/15/17	75,938
100	[2]	11.625%, 10/15/17	101,875
		Momentive Performance Materials, Inc.,
175	[2]	9.75%, 12/01/14	170,625
40	[2]	10.125%, 12/01/14	38,600
285	[2]	11.50%, 12/01/16	275,025
70	[2]	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25	69,300
220	[2,3]	PNA Intermediate Holding Corp., 12.36%, 2/15/13	216,150
		Rainbow National Services LLC,
310	[2]	8.75%, 9/01/12	322,400
318	[2]	10.375%, 9/01/14	349,800
100	[2,3]	USI Holdings Corp., 9.433%, 11/15/14	93,000
30	[3]	Universal City Florida Holding Co. I/II, 9.661%, 5/01/10	30,675
300	[2]	Wimar Opco LLC/Wimar Opco Finance Corp.,
		9.625%, 12/15/14	225,000

		Total Financial Institutions	5,385,472

Health Care—3.7%
165		Accellent, Inc., 10.50%, 12/01/13	155,512
180	[3]	Angiotech Pharmaceuticals, Inc.,
		9.371%, 12/01/13 (Canada)	178,200
140	[2]	Community Health Systems, Inc., 8.875%, 7/15/15	141,750
100		Cooper Cos., Inc. (The), 7.125%, 2/15/15	99,000
135		Norcross Safety Products LLC/Norcross Capital Corp.,
		9.875%, 8/15/11	140,063
150	[2]	PTS Acquisition Corp., 9.50%, 4/15/15	144,750

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	18

Portfolio of Investments as of October 31, 2007	BlackRock High Yield Trust (BHY) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Health Care—(cont’d)
		Tenet Healthcare Corp.,
$615		6.50%, 6/01/12	$521,212
50		9.875%, 7/01/14	45,500
230		United Surgical Partners Intl., Inc., 8.875%, 5/01/17	234,600
		Universal Hospital Services, Inc.,
50	[2]	8.50%, 6/01/15	50,875
50	[2,3]	8.759%, 6/01/15	50,125
115	[2]	Viant Holdings, Inc., 10.125%, 7/15/17	108,100

		Total Health Care	1,869,687

Industrials—3.9%
200	[2]	AGY Holding Corp., 11.00%, 11/15/14	197,000
30	[2]	Blaze Recycling & Metals LLC/Blaze Finance Corp.,
		10.875%, 7/15/12	30,000
		Harland Clarke Holdings Corp.,
60		9.50%, 5/15/15	54,600
50	[3]	10.308%, 5/15/15	45,000
80		Hexcel Corp., 6.75%, 2/01/15	78,600
200		Leucadia National Corp., 8.125%, 9/15/15	201,750
85		Park-Ohio Industries, Inc., 8.375%, 11/15/14	79,263
		RBS Global, Inc./Rexnord Corp.,
85		8.875%, 9/01/16	86,062
340		9.50%, 8/01/14	351,050
280		11.75%, 8/01/16	296,800
510	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	489,600
55		Terex Corp., 7.375%, 1/15/14	55,275

		Total Industrials	1,965,000

Media—12.1%
		Affinion Group, Inc.,
215		10.125%, 10/15/13	224,137
175		11.50%, 10/15/15	182,437
35		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	33,513
80	[2]	Bonten Media Acquisition Co., 9.00%, 6/01/15	73,500
290		CMP Susquehanna Corp., 9.875%, 5/15/14	266,437
45		CSC Holdings, Inc., Ser. B, 7.625%, 4/01/11	44,888
175	[3]	Cablevision Systems Corp., Ser. B, 9.644%, 4/01/09	179,812
60		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	58,500
270		Charter Communications Holdings I LLC/Charter
		Communications Holdings I Capital Corp.,
		11.00%, 10/01/15	261,575
		Charter Communications Holdings II LLC/Charter
		Communications Holdings II Capital Corp.,
810		10.25%, 9/15/10	826,200
75		Ser. B, 10.25%, 9/15/10	76,313
50		Dex Media West LLC/Dex Media Finance Co., Ser. B,
		9.875%, 8/15/13	53,313
125		DirecTV Holdings LLC/DirecTV Financing Co.,
		8.375%, 3/15/13	130,625
		EchoStar DBS Corp.,
200		7.00%, 10/01/13	208,250
260		7.125%, 2/01/16	271,700
125	[2,3]	ION Media Networks, Inc., 8.493%, 1/15/12	125,313
320		Idearc, Inc., 8.00%, 11/15/16	320,800
290		Network Communications, Inc., 10.75%, 12/01/13	291,812
325		Nexstar Finance, Inc., 7.00%, 1/15/14	312,000
		Nielsen Finance LLC/Nielsen Finance Co.,
170	[4]	9.115%, 8/01/16	122,825
445		10.00%, 8/01/14	468,362
35	[2]	Quebecor Media, Inc., 7.75%, 3/15/16 (Canada)	33,775
		RH Donnelley Corp.,
100	[2]	8.875%, 10/15/17	100,000
275		Ser. A-3, 8.875%, 1/15/16	275,000
590	[2]	TL Acquisitions, Inc., 10.50%, 1/15/15	587,050
180	[2]	Univision Communications, Inc., 9.75%, 3/15/15	176,400
280		Vertis, Inc., 9.75%, 4/01/09	280,000
175		Young Broadcasting, Inc., 10.00%, 3/01/11	164,500

		Total Media	6,149,037

Principal Amount (000)		Description	Value

Real Estate—1.4%
		Realogy Corp.,
$240	[2]	10.50%, 4/15/14	$199,500
380	[2]	11.00%, 4/15/14	309,700
265	[2]	12.375%, 4/15/15	193,450

		Total Real Estate	702,650

Technology—6.3%
		Amkor Technology, Inc.,
40		7.75%, 5/15/13	38,700
235		9.25%, 6/01/16	240,288
60		Belden, Inc., 7.00%, 3/15/17	60,900
350		Celestica, Inc., 7.625%, 7/01/13 (Canada)	336,000
180		Coleman Cable, Inc., 9.875%, 10/01/12	177,300
430	[2]	First Data Corp., 9.875%, 9/24/15	411,725
530		Freescale Semiconductor, Inc., 9.125%, 12/15/14	479,650
		NXP BV/NXP Funding LLC (Netherlands)
125	[3]	7.993%, 10/15/13	118,438
150		9.50%, 10/15/15	141,750
190		Sanmina-SCI Corp., 8.125%, 3/01/16	166,725
190	[2,3]	Spansion, Inc., 8.746%, 6/01/13	180,025
		SunGard Data Systems, Inc.,
85		9.125%, 8/15/13	86,700
465		10.25%, 8/15/15	484,762
305		Superior Essex Communications LLC/Essex Group, Inc.,
		9.00%, 4/15/12	301,187

		Total Technology	3,224,150

Telecommunications—16.6%
2,000	[5]	Asia Global Crossing Ltd., 13.375%, 10/15/10 (Bermuda)	180,000
		Centennial Communications Corp.,
455		8.125%, 2/01/14	464,100
220	[3]	10.981%, 1/01/13	226,600
405		Cincinnati Bell, Inc., 7.25%, 7/15/13	406,012
		Cricket Communications, Inc.,
115		9.375%, 11/01/14	114,138
230	[2]	9.375%, 11/01/14	228,275
		Digicel Group Ltd. (Bermuda)
130	[2]	8.875%, 1/15/15	121,394
394	[2]	9.125%, 1/15/15	368,276
260		Dobson Cellular Systems, Inc., 8.375%, 11/01/11	275,600
100	[3]	Hawaiian Telcom Communications, Inc., Ser. B,
		10.318%, 5/01/13	101,250
90	[3]	iPCS, Inc., 7.036%, 5/01/13	87,750
320		Intelsat Corp., 9.00%, 6/15/16	327,200
40		Intelsat Intermediate Holding Co. Ltd.,
		9.25%, 2/01/15 (Bermuda)	32,900
		Intelsat Ltd. (Bermuda)
295	[3]	8.886%, 1/15/15	299,425
150		9.25%, 6/15/16	155,625
70		11.25%, 6/15/16	75,250
320	[3]	11.409%, 6/15/13	333,600
245		Intelsat Subsidiary Holding Co. Ltd.,
		8.625%, 1/15/15 (Bermuda)	248,675
565	[2]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	560,763
445	[2]	Nordic Telephone Co. Holdings A.p.S.,
		8.875%, 5/01/16 (Denmark)	470,587
245	[2,3]	Nortel Networks Ltd., 9.493%, 7/15/11 (Canada)	241,938
		PanAmSat Corp.,
210		6.875%, 1/15/28	177,450
270		9.00%, 8/15/14	275,400
394	[2,3]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	413,758
		Qwest Corp.,
600		7.875%, 9/01/11	633,000
230	[3]	8.944%, 6/15/13	245,237
		West Corp.,
125		9.50%, 10/15/14	128,438
475		11.00%, 10/15/16	497,562

See Notes to Financial Statements.

19	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock High Yield Trust (BHY) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
$375	[2]	Wind Acquisition Finance S.A., 10.75%,
		12/01/15 (Luxembourg)	$417,187
		Windstream Corp.,
200		8.125%, 8/01/13	211,500
120		8.625%, 8/01/16	128,400

		Total Telecommunications	8,447,290

Transportation—2.2%
95		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	93,813
60		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	63,000
170		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	164,475
320		Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	338,400
350		Overseas Shipholding Group, Inc., 7.50%, 2/15/24	342,125
200	[2]	St. Acquisition Corp., 12.50%, 5/15/17	127,500

		Total Transportation	1,129,313

		Total Corporate Bonds	55,956,608

Bank Loans—5.2%
325		Affinion Group, Inc., LIBOR + 6.25%, 3/01/12	315,792
50		Rexnord Holdings, Inc., LIBOR + 6.25%, 3/02/13	46,814
50		Riverdeep Interactive Learning USA, Inc., LIBOR + 7.20%, 12/19/14	49,337
252		Rotech Healthcare, LIBOR + 6.00%, 9/26/11	244,105
430		ServiceMaster Co. (The), LIBOR + 4.50%, 6/19/08	397,212
85		Spectrum Brands, Inc., LIBOR + 4.00% , 4/15/13	83,741
750		Texas Competitive Electric Holdings Co. LLC, LIBOR + 3.50%, 10/10/14	749,785
394		Travelport Holdco, LIBOR + 7.00%, 3/22/12	379,314
400		Verso Paper Finance Holdings LLC, LIBOR + 6.25%, 2/01/13	389,000

		Total Bank Loans	2,655,100

Shares

Common Stocks—0.8%
4,737	[1,6]	Critical Care Systems Intl., Inc.	29,606
14,992	[1,6]	Mattress Discounters Corp.	—
68,358	[6]	Neon Communications Group, Inc.	352,044

		Total Common Stocks	381,650

Preferred Stock—0.0%
40,000	[1]	Superior Essex Holding Corp., Ser. A, 9.50%	24,800

Units (000)

Warrants—0.0%
54	[1,2,7]	Neon Communications, Inc., expires 12/02/12	1
—	[1,2,6,7]	PF. Net Communications, Inc., expires 5/15/10,
		strike price $0.01, 36.87243 shares for 1 warrant	—

		Total Warrants	1

		Total Long-Term Investments
		(cost $62,270,501)	59,018,159

Principal Amount (000)		Description	Value

SHORT-TERM INVESTMENT—1.2%
U.S. Government and Agency Discount Notes—1.2%
$600	[8]	Federal Home Loan Bank Disc. Notes,
		4.401%, 11/01/07 (cost $600,000)	$600,000

Total Investments—117.4% (cost $62,870,5019)			59,618,159
Liabilities in excess of other assets—(17.4)%			(8,835,903)

Net Assets—100%			$50,782,256

[1]	Security is fair valued.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 30.1% of its net assets, with a current market value of $15,307,398, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.

[5]	Issuer is in default and/or bankruptcy.

[6]	Non-income producing security.

[7]	Illiquid security. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $1, in these securities.

[8]	Rate shown is the yield to maturity as of the date of purchase.

[9]

Cost for federal income tax purposes is $62,884,976. The net unrealized depreciation on a tax basis is $3,266,817, consisting of $1,051,387 gross unrealized appreciation and $4,318,204 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	20

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—167.7%
Mortgage Pass-Through Securities—60.2%
$5,047	[1]	Citigroup Mortgage Loan Trust, Inc., Ser. 4, Class A, 5.345%, 8/25/35	$4,923,530
		Federal Home Loan Mortgage Corp.,
651	[1]	4.207%, 1/01/35	661,712
1,455	[1,2]	5.067%, 1/01/35	1,436,926
4,000		TBA, 5.50%, 12/12/37	3,935,000
		Federal National Mortgage Assoc.,
498		5.00%, 1/01/37-4/01/37	477,395
13,179	[2]	5.00%, 7/01/35	12,661,887
13,497		5.50%, 12/01/13-5/18/35	13,465,940
335	[3]	5.50%, 12/01/32	331,440
6,848	[2,3]	5.50%, 1/01/33	6,769,130
14,910	[2]	5.50%, 7/01/16-6/01/36	14,806,796
747		6.00%, 3/01/16-1/01/37	760,348
897	[2]	6.00%, 6/01/37	903,619
89		7.00%, 2/01/24-8/01/36	92,148
115,700		TBA, 5.50%, 12/01/99	114,000,598
30,300		TBA, 6.00%, 11/13/37-12/12/37	30,491,251
17,400		TBA, 6.50%, 12/12/37	17,786,071
97		Government National Mortgage Assoc., 8.00%, 4/15/24-6/15/25	103,077
5,168	[1]	GSR Mortgage Loan Trust, Ser. AR4, Class 6A1, 5.25%, 7/25/35	5,025,408

		Total Mortgage Pass-Through Securities	228,632,276

Federal Housing Administration Securities—1.0%
		General Motors Acceptance Corp. Projects,
190		Ser. 37, 7.43%, 5/01/22	191,819
77		Ser. 44, 7.43%, 8/01/22	77,296
		Merrill Projects,
50	[4]	Ser. 29, 7.43%, 10/01/20	50,662
49	[4]	Ser. 42, 7.43%, 9/01/22	49,745
1,715		Reilly Project, Ser. B-11, 7.40%, 4/01/21	1,732,569
1,710		Westmore Project, 7.25%, 4/01/21	1,726,757

		Total Federal Housing Administration Securities	3,828,848

Agency Multiple Class Mortgage Pass-Through Securities—6.5%
		Federal Home Loan Mortgage Corp.,
—	[1]	Ser. 192, Class U, 1,009.033%, 2/15/22	4
—		Ser. 1057, Class J, 1,008.001%, 3/15/21	740
3,156		Ser. 2806, Class VC, 6.00%, 12/15/19	3,208,113
6,000		Ser. 2874, Class BC, 5.00%, 10/15/19	5,832,895
1,390		Ser. 2883, Class DR, 5.00%, 11/15/19	1,344,446
1,725		Ser. 2968, Class EG, 6.00%, 10/15/34	1,749,053
7,182		Ser. 3174, Class PZ, 5.00%, 1/15/36	6,420,018
		Federal National Mortgage Assoc.,
2,858		Ser. 5, Class PK, 5.00%, 12/25/34	2,850,583
—		Ser. 33, Class PV, 1,078.42%, 10/25/21	9,533
1,571	[1]	Ser. 118, Class FD, 5.273%, 12/25/33	1,559,544
1,525		Government National Mortgage Assoc., Ser. 65, Class VA, 6.00%, 6/20/15	1,554,302

		Total Agency Multiple Class Mortgage Pass-Through Securities	24,529,231

Non-Agency Multiple Class Mortgage Pass-Through Securities—7.5%
1,700		Countrywide Alternative Loan Trust, Ser. 64CB, Class 1A15, 5.50%, 12/25/35	1,598,490
3,025	[1]	CW Capital Cobalt Ltd., Ser. C3, Class A4, 5.82%, 5/15/46	3,108,306
2,369		Donaldson, Lufkin & Jenrette Commercial Mortgage Corp., Class A 1B, 7.18%, 11/10/33	2,478,743
2,630		First Union-Lehman Brothers-Bank of America, Ser. C2, Class D, 6.778%, 11/18/35	2,786,483

Principal Amount (000)		Description	Value

Non-Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
$2,310		GE Capital Commercial Mortgage Corp., Ser. 1A, Class A3, 6.269%, 12/10/35	$2,394,614
2,580		General Motor Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C4, Class A2, 4.93%, 7/10/39	2,534,713
1,065		JPMorgan Chase Commercial Mortgage Securities Corp., Ser. LDP9, Class A3, 5.336%, 5/15/47	1,039,030
2,500	[1]	LB-UBS Commercial Mortgage Trust, Ser. C6, Class A4, 5.858%, 7/20/40	2,532,404
1,105	[1]	Morgan Stanley Capital I, Ser. T27, Class A4, 5.651%, 6/11/42	1,110,211
7,077		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	7,557,206
2	[1,5,6]	Summit Mortgage Trust, Ser. 1, Class B1, 6.611%, 12/28/12	2,055
1,105	[1]	Wachovia Bank Commercial Mortgage Trust, Ser. C33, Class A4, 5.903%, 2/15/51	1,130,221
300	[1]	Wells Fargo Mortgage Backed Securities Trust, Ser. AR4, Class 2A4, 5.774%, 4/25/36	292,254

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	28,564,730

Inverse Floating Rate Mortgage Securities—0.4%
		Federal Home Loan Mortgage Corp.,
7	[1]	Ser. 1043, Class H, 21.938%, 2/15/21	6,728
—	[1]	Ser. 1148, Class E, 592.552%, 10/15/21	254
401	[1]	Ser. 1611, Class JC, 10.00%, 8/15/23	415,923
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 594.704%, 3/25/21	3,020
—	[1]	Ser. 10, Class S, 575.455%, 5/25/21	9,122
—	[1]	Ser. 12, Class S, 608.135%, 5/25/21	7,929
—	[1]	Ser. 17, Class S, 580.114%, 6/25/21	4,623
970	[1]	Ser. 23, Class PS, 9.565%, 4/25/23	997,875
—	[1]	Ser. 46, Class S, 1,402.625%, 5/25/21	3,397
—	[1]	Ser. 49, Class S, 527.80%, 12/25/21	1,620
54	[1]	Ser. 87, Class S, 13.764%, 8/25/21	66,182

		Total Inverse Floating Rate Mortgage Securities	1,516,673

Asset-Backed Securities—11.6%
1,171	[1]	Ameriquest Mortgage Securities, Inc., Ser. R11, Class A1, 5.175%, 11/25/34	1,130,435
3,025		Capital Auto Receivables Asset Trust, Ser. 1, Class A3, 5.03%, 10/15/09	3,023,858
		Chase Issuance Trust,
2,600		Ser. A17, Class A, 5.12%, 10/15/14	2,617,368
2,650	[1]	Ser. A3, 5.081%, 7/15/11	2,642,849
3,100		Chase Manhattan Auto Owner Trust, Ser. B, Class A4, 4.88%, 6/15/12	3,101,824
3,125		Citibank Credit Card Issuance Trust, Ser. A2, Class A2, 4.85%, 2/10/11	3,126,616
251	[1]	Countrywide Asset-Backed Certificates, Ser. 16, Class 4AV1, 4.973%, 1/25/35	250,395
2,683		DaimlerChrysler Auto Trust, Ser. A, Class A3, 5.00%, 5/08/10	2,682,987
2,575	[1]	Discover Card Master Trust I, Ser. 1, Class A, 5.101%, 9/16/10	2,573,534
2,829		Ford Credit Auto Owner Trust, Ser. A, Class A3, 5.07%, 11/15/09	2,828,664
2,550		Harley-Davidson Motorcycle Trust, Ser. 2, Class A2, 4.07%, 2/15/12	2,532,184
2,500		Maryland Trust, Ser. 1, Class A, 5.55%, 12/10/65	2,371,875
		MBNA Credit Card Master Note Trust,
3,075		Ser. A1, Class A, 4.90%, 7/15/11	3,080,667
4,050	[1]	Ser. A4, 5.081%, 9/15/11	4,039,664
		Morgan Stanley ABS Capital I,
1,483	[1]	Ser. HE5, Class A2A, 4.943%, 8/25/36	1,470,690
1,094	[1]	Ser. NC4, Class A2A, 4.903%, 6/25/36	1,088,057

See Notes to Financial Statements.

21	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Asset-Backed Securities—(cont’d)
$65	[1]	New Century Home Equity Loan Trust, Ser. C, Class A2A, 4.953%, 1/25/36	$64,997
520	[1]	Structured Asset Investment Loan Trust, Ser. 1, Class A1, 4.953%, 1/25/36	518,334
2,517		USAA Auto Owner Trust, Ser. 1, Class A3, 5.01%, 9/15/10	2,517,258
2,275		Wachovia Auto Owner Trust, Ser. A, Class A4, 5.38%, 3/20/13	2,300,691

		Total Asset-Backed Securities	43,962,947

Interest Only Asset-Backed Securities— 0.2%
24	[1,5]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 2.25%, 6/15/17	1
		Sterling Coofs Trust,
12,656		Ser. 1, 2.365%, 4/15/29	561,620
10,991	[5]	Ser. 2, 2.081%, 3/30/30	295,381

		Total Interest Only Asset-Backed Securities	857,002

Interest Only Mortgage-Backed Securities—1.0%
		Federal Home Loan Mortgage Corp.,
—		Ser. 176, Class M, 1,010.00%, 7/15/21	32
—	[6]	Ser. 200, Class R, 93,522.906%, 12/15/22	139
—	[1]	Ser. 1054, Class I, 435.32%, 3/15/21	84
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	557
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	38
150		Ser. 1254, Class Z, 8.50%, 4/15/22	7
214		Ser. 1831, Class PG, 6.50%, 3/15/11	14,123
5,772		Ser. 2611, Class QI, 5.50%, 9/15/32	1,047,320
		Federal National Mortgage Assoc.,
78		Ser. 5, Class H, 9.00%, 1/25/22	17,839
5		Ser. 7, Class 2, 8.50%, 4/01/17	994
—		Ser. 38, Class N, 1,008.50%, 4/25/21	204
2		Ser. 46, Class H, 1,042.50%, 12/25/09	15,158
337[1]		Ser. 50, Class SI, 1.20%, 4/25/23	10,500
10		Ser. 89, Class 2, 8.00%, 6/01/18	1,821
23,975	[1]	Ser. 90, Class JH, 1.828%, 11/25/34	1,341,116
3		Ser. 94, Class 2, 9.50%, 8/01/21	768
—		Ser. 99, Class L, 930.00%, 8/25/21	2,800
—		Ser. 123, Class M, 1,009.50%, 10/25/20	530
12	[1]	Ser. 136, Class S, 15.214%, 11/25/20	15,118
—		Ser. 139, Class PT, 648.35%, 10/25/21	3,532
4,383		Ser. 378, Class 19, 5.00%, 6/01/35	1,146,190
3,941	[1,5]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.97%, 2/19/25	77,590
1,176	[1]	Salomon Brothers Mortgage Securities VII, Ser. 1, 0.492%, 3/25/22	116

		Total Interest Only Mortgage-Backed Securities	3,696,576

Principal Only Mortgage-Backed Securities—0.1%
82	[7]	Federal Home Loan Mortgage Corp., Ser. 1739, Class B, 7.50%, 2/15/24	76,238
		Federal National Mortgage Assoc.,
67	[7]	Ser. 51, Class E, 8.00%, 2/25/23	57,780
11	[7]	Ser. 70, Class A, 7.00%, 5/25/23	9,646
22	[7]	Ser. 167, Class D, 8.50%, 10/25/17	20,996
20	[7]	Ser. 203, Class 1, 8.00%, 2/01/23	16,792
14	[7]	Ser. 228, Class 1, 7.00%, 5/01/23	11,294

		Total Principal Only Mortgage-Backed Securities	192,746

Commercial Mortgage-Backed Securities—5.0%
2,320		Bear Stearns Commercial Mortgage Services, Ser. PWR7, Class A2, 4.945%, 2/11/41	2,287,635
2,970		Credit Suisse First Boston Mortgage Securities Corp., Ser. CP5, Class A2, 4.94%, 12/15/35	2,912,454
2,400	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,374,889

Principal Amount (000)		Description	Value

Commercial Mortgage-Backed Securities—(cont’d)
$2,067		First Union National Bank Commercial Mortgage Trust, Ser. C2, Class A2, 7.202%, 10/15/32	$2,165,673
2,475		General Motors Acceptance Corp. Commercial Mortgage Securities, Inc., Ser. C3, Class A4, 4.547%, 12/10/41	2,412,505
		JPMorgan Chase Commercial Mortgage Securities Corp.,
1,990		Ser. C1, Class A3, 5.857%, 10/12/35	2,032,092
2,380		Ser. CBX, Class A4, 4.529%, 1/12/37	2,327,152
2,530	[1]	Lehman Brothers-UBS Commercial Mortgage Trust, Ser. C4, Class A3, 4.972%, 6/15/29	2,538,263

		Total Commercial Mortgage-Backed Securities	19,050,663

Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—	[6]	Ser. 40, Class R, 580.50%, 4/01/18	156
—	[6]	Ser. 42, Class R, 6,000.00%, 10/01/14	1,602
		Federal Home Loan Mortgage Corp.,
—	[6]	Ser. 19, Class R, 9,427.22%, 3/15/20	1,373
—	[6]	Ser. 75, Class R, 9.50%, 1/15/21	2
—	[6]	Ser. 75, Class RS, 12.479%, 1/15/21	2
—	[6]	Ser. 173, Class R, 9.00%, 11/15/21	10
—	[6]	Ser. 173, Class RS, 9.029%, 11/15/21	11
6	[6,8]	Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

		Total Collateralized Mortgage Obligation Residual Securities	3,156

Corporate Bonds—64.0%
Aerospace & Defense—0.8%
170	[5]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	176,800
1,363		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,448,187
		DRS Technologies, Inc.,
80		6.875%, 11/01/13	80,000
80		7.625%, 2/01/18	81,800
15		Sequa Corp., 9.00%, 8/01/09	16,088
140		TransDigm, Inc., 7.75%, 7/15/14	142,450
1,250	[2]	United Technologies Corp., 4.875%, 5/01/15	1,209,314

		Total Aerospace & Defense	3,154,639

Automotive—0.3%
305		Accuride Corp., 8.50%, 2/01/15	286,700
		AutoNation, Inc.,
170		7.00%, 4/15/14	164,475
160	[1]	7.243%, 4/15/13	156,400
410		Lear Corp., Ser. B, 8.75%, 12/01/16	393,600
295		Metaldyne Corp., 10.00%, 11/01/13	274,350

		Total Automotive	1,275,525

Basic Materials—3.2%
485		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	356,475
1,115		AK Steel Corp., 7.75%, 6/15/12	1,137,300
280		American Pacific Corp., 9.00%, 2/01/15	287,000
90	[1]	Bowater, Inc., 8.694%, 3/15/10	82,350
30		Chemtura Corp., 6.875%, 6/01/16	28,650
230		CPG Intl. I, Inc., 10.50%, 7/01/13	230,000
80		Domtar, Inc., 7.125%, 8/15/15 (Canada)	79,200
171		Equistar Chemicals LP/Equistar Funding Corp., 10.625%, 5/01/11	178,695
		Freeport-McMoRan Copper & Gold, Inc.,
1,275		8.375%, 4/01/17	1,396,125
360	[1]	8.394%, 4/01/15	371,700
		Huntsman LLC,
72		12.00%, 7/15/12	78,300
230		11.625%, 10/15/10	243,800
1,500	[5]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	1,425,000
975		Innophos, Inc., 8.875%, 8/15/14	982,312
565	[5]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	480,250

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	22

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Basic Materials—(cont’d)
$130		Lyondell Chemical Co., 10.50%, 6/01/13	$140,075
575		NewPage Corp., 10.00%, 5/01/12	608,063
		Noranda, Inc., (Canada)
600		6.00%, 10/15/15	604,152
1,550		6.20%, 6/15/35	1,489,026
1,570		Teck Cominco Ltd., 6.125%, 10/01/35 (Canada)	1,487,178
360		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	360,000

		Total Basic Materials	12,045,651

Building & Development—0.2%
495		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	517,275
160		Nortek, Inc., 8.50%, 9/01/14	141,600
85		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	85,850

		Total Building & Development	744,725

Commercial Services—0.1%
125		FTI Consulting, Inc., 7.75%, 10/01/16	130,625
225	[5]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	219,375

		Total Commercial Services	350,000

Consumer Products—2.4%
720	[1]	Ames True Temper, Inc., 9.243%, 1/15/12	691,200
30	[1]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.058%, 5/15/14	29,625
850		CVS Caremark Corp., 6.25%, 6/01/27	845,203
840		Federated Retail Holdings, Inc., 5.90%, 12/01/16	801,941
		General Nutrition Centers, Inc.,
500	[1]	10.009%, 3/15/14	481,250
450		10.75%, 3/15/15	437,625
975		Kimberly-Clark Corp., 6.625%, 8/01/37	1,073,433
1,670	[2]	Kraft Foods, Inc., 7.00%, 8/11/37	1,813,260
362		Lazy Days RV Center, Inc., 11.75%, 5/15/12	325,800
		Michaels Stores, Inc.,
530		10.00%, 11/01/14	533,975
670	[2]	11.375%, 11/01/16	668,325
250		Quiksilver, Inc., 6.875%, 4/15/15	233,125
250		Reynolds American, Inc., 7.625%, 6/01/16	270,479
860		Rite Aid Corp., 7.50%, 3/01/17	799,800
190		Sally Holdings LLC, 10.50%, 11/15/16	189,050

		Total Consumer Products	9,194,091

Containers & Packaging—0.8%
		Berry Plastics Holding Corp.,
290		8.875%, 9/15/14	297,250
190	[1]	9.569%, 9/15/14	190,475
150		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	154,500
330	[1,5]	Impress Holdings BV, 8.368%, 9/15/13 (Netherlands)	328,269
1,626		Owens-Brockway Glass Container, Inc., 8.875%, 2/15/09	1,638,195
535		Pregis Corp., 12.375%, 10/15/13	583,150

		Total Containers & Packaging	3,191,839

Ecological Services & Equipment—0.8%
2,250		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,295,000
600		Waste Services, Inc., 9.50%, 4/15/14	600,000

		Total Ecological Services & Equipment	2,895,000

Energy—9.7%
2,625		Anadarko Petroleum Corp., 6.45%, 9/15/36	2,655,783
160		Berry Petroleum Co., 8.25%, 11/01/16	163,200
950		Burlington Resources Finance Co., 7.40%, 12/01/31 (Canada)	1,119,546
500		Canadian Natural Resources Ltd., 6.25%, 3/15/38 (Canada)	494,053
380		Chaparral Energy, Inc., 8.50%, 12/01/15	354,350

Principal Amount (000)		Description	Value

Energy—(cont’d)
		Chesapeake Energy Corp.,
$175		6.375%, 6/15/15	$169,750
20		6.875%, 11/15/20	19,550
1,300		Cleveland Electric Illuminating Co., 5.95%, 12/15/36	1,205,706
550		CMS Energy Corp., 6.55%, 7/17/17	533,873
		Compagnie Generale de Geophysique-Veritas (France)
60		7.50%, 5/15/15	61,200
100		7.75%, 5/15/17	103,000
225		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	215,438
150		Conoco Funding Co., 7.25%, 10/15/31 (Canada)	174,928
1,970	[1,2]	ConocoPhillips Australia Funding Co., 5.343%, 4/09/09	1,964,845
150		ConocoPhillips Funding Co., 5.95%, 10/15/36 (Canada)	153,771
700		ConocoPhillips Holding Co., 6.95%, 4/15/29	797,096
125		Devon Energy Corp., 7.95%, 4/15/32	152,890
450		DTE Energy Co., 6.35%, 6/01/16	465,924
130		Edison Mission Energy, 7.50%, 6/15/13	131,788
1,250	[5]	EDP Finance BV, 6.00%, 2/02/18 (Netherlands)	1,247,215
150		El Paso Natural Gas Co., 8.875%, 6/15/32	174,855
182		Elwood Energy LLC, 8.159%, 7/05/26	186,611
		EnCana Corp. (Canada)
425		6.50%, 8/15/34	444,473
775		6.625%, 8/15/37	818,530
		Encore Acquisition Co.,
50		6.00%, 7/15/15	45,250
60		7.25%, 12/01/17	57,450
1,675		Energy East Corp., 6.75%, 7/15/36	1,727,154
435		Exco Resources, Inc., 7.25%, 1/15/11	429,562
480		FirstEnergy Corp., Ser. B, 6.45%, 11/15/11	495,357
575		Florida Power & Light Co., 4.95%, 6/01/35	499,059
675		Florida Power Corp., 6.35%, 9/15/37	708,736
90		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	90,450
255		KCS Energy, Inc., 7.125%, 4/01/12	251,175
800		Midamerican Energy Co., 5.80%, 10/15/36	777,262
		Midamerican Energy Holdings Co.,
950		5.95%, 5/15/37	910,800
1,725	[5]	6.50%, 9/15/37	1,769,112
83		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	89,741
175		Mirant Americas Generation LLC, 8.30%, 5/01/11	176,969
1,100	[5]	Nakilat, Inc., 6.067%, 12/31/33 (Qatar)	1,043,130
600		Nexen, Inc., 6.40%, 5/15/37 (Canada)	596,988
		NRG Energy, Inc.,
50		7.25%, 2/01/14	50,000
285		7.375%, 2/01/16	284,288
350		Ohio Edison Co., 6.875%, 7/15/36	366,549
500		ONEOK Partners LP, 6.65%, 10/01/36	509,155
490	[5]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	491,225
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	154,700
650		Pacificorp, 6.25%, 10/15/37	667,122
1,350		Public Service Co. of Colorado, 6.25%, 9/01/37	1,400,680
350		Sabine Pass LNG LP, 7.50%, 11/30/16	343,000
175		Scottish Power Plc, 5.375%, 3/15/15 (United Kingdom)	172,442
350	[5]	SemGroup LP, 8.75%, 11/15/15	336,000
		Southern California Edison Co.,
675		5.625%, 2/01/36	644,392
150		Ser. 05-E, 5.35%, 7/15/35	136,746
400		Suncor Energy, Inc., 6.50%, 6/15/38 (Canada)	418,711
360	[5]	Targa Resources, Inc., 8.50%, 11/01/13	363,600
600		Trans-Canada Pipelines Ltd., 5.85%, 3/15/36 (Canada)	575,310
1,050		Valero Energy Corp., 6.625%, 6/15/37	1,081,095
2,200		Virginia Electric & Power Co., Ser. A, 6.00%, 5/15/37	2,161,727
625	[5]	Weatherford Int’l., Inc., 6.80%, 6/15/37	655,387
415		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	407,938
2,125		XTO Energy, Inc., 6.75%, 8/01/37	2,279,462

		Total Energy	36,976,099

See Notes to Financial Statements.

23	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Entertainment & Leisure—0.9%
$185		AMC Entertainment, Inc., 11.00%, 2/01/16	$200,262
250		Gaylord Entertainment Co., 6.75%, 11/15/14	242,500
325	[5]	Greektown Holdings LLC, 10.75%, 12/01/13	323,375
185		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	136,437
2,000		Park Place Entertainment Corp., 8.875%, 9/15/08	2,027,500
290		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	292,175
25		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	24,563

		Total Entertainment & Leisure	3,246,812

Financial Institutions—20.9%
350		American Real Estate Partners LP/American Real Estate Finance Corp., 7.125%, 2/15/13	341,250
		Bank of America Corp.,
2,850	[2]	6.00%, 9/01/17	2,905,373
2,450	[2]	7.80%, 2/15/10	2,597,750
1,975	[2]	Bank of America NA, Ser. BKNT, 6.10%, 6/15/17	2,021,363
1,400		Bear Stearns Cos., Inc. (The), Ser. MTN, 6.95%, 8/10/12	1,456,969
2,525	[2]	Berkshire Hathaway Finance Corp., 3.375%, 10/15/08	2,491,311
202	[1,5]	BMS Holdings, Inc., 12.40%, 2/15/12	193,771
1,415		Chubb Corp., 6.00%, 5/11/37	1,376,861
		Citigroup, Inc.,
5,230	[2,3]	4.125%, 2/22/10	5,142,628
1,155		5.875%, 2/22/33-5/29/37	1,097,862
1,200	[2]	6.125%, 8/25/36	1,170,559
550		6.875%, 2/15/98	560,083
		Credit Suisse First Boston, Inc.,
700	[3]	6.125%, 11/15/11	723,814
1,000		7.125%, 7/15/32	1,127,028
4,150	[5]	Depfa ACS Bank, 5.125%, 3/16/37 (Ireland)	3,925,431
		Ford Motor Credit Co. LLC,
380		7.80%, 6/01/12	357,038
220	[1]	7.993%, 1/13/12	203,671
		Fort Irwin Land LLC,
780	[5]	Ser. A, Class II, 5.30%, 12/15/35	736,086
575	[5]	Ser. A-1, 5.03%, 12/15/25	542,420
		General Electric Capital Corp.,
3,000	[2]	6.75%, 3/15/32	3,347,964
7,610	[2]	Ser. GMTN, 6.15%, 8/01/37	7,885,360
		Goldman Sachs Group, Inc. (The),
5,390		5.45%, 11/01/12	5,422,151
1,020		6.25%, 9/01/17	1,057,991
1,000		6.60%, 1/15/12	1,047,663
1,020	[1]	Hartford Life Global Funding Trusts, Ser. MTN, 5.864%, 9/15/09	1,018,899
1,275		HSBC Holdings Plc, 6.50%, 5/02/36 (United Kingdom)	1,258,708
878	[5]	iPayment Investors LP, 11.625%, 7/15/14	904,475
270		iPayment, Inc., 9.75%, 5/15/14	259,200
4,375	[2]	JPMorgan Chase Capital XXV, Ser. Y, 6.80%, 10/01/37	4,370,174
		Lehman Brothers Holdings, Inc.,
1,050		6.50%, 7/19/17	1,057,475
1,500		Ser. MTN, 6.00%, 7/19/12	1,520,782
575	[1]	Ser. MTN, 7.394%, 9/15/22	587,536
100		Ser. MTNG, 4.80%, 3/13/14	94,845
1,200		MetLife, Inc., 5.70%, 6/15/35	1,112,330
		Momentive Performance Materials, Inc.,
50	[5]	9.75%, 12/01/14	48,750
440	[5]	11.50%, 12/01/16	424,600
1,990	[1,5]	Monumental Global Funding Ltd., Ser. MTN, 5.24%, 6/16/10 (Cayman Islands)	1,972,090

Principal Amount (000)		Description	Value

Financial Institutions—(cont’d)
		Morgan Stanley,
$3,620	[1,2]	5.493%, 1/09/12	$3,561,707
2,100	[2]	6.25%, 8/09/26	2,069,773
1,200	[2]	Ser. MTN, 6.25%, 8/28/17	1,228,642
950		Prudential Financial, Inc., Ser. MTN, 5.70%, 12/14/36	881,463
		Rainbow National Services LLC,
225	[5]	8.75%, 9/01/12	234,000
1,070	[5]	10.375%, 9/01/14	1,177,000
600	[1]	SLM Corp., 5.384%, 1/27/14	530,617
1,050		Travelers Cos., Inc., Ser. MTN, 6.25%, 6/15/37	1,035,953
50	[1]	Universal City Florida Holding Co. I/II, 9.661%, 5/01/10	51,125
1,000		Wells Fargo & Co., 4.625%, 8/09/10	990,341
		Wells Fargo Bank NA,
610		5.95%, 8/26/36	601,139
2,000	[2]	7.55%, 6/21/10	2,124,152
650	[5]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	487,500
1,875	[5]	Xstrata Finance Ltd., 5.80%, 11/15/16 (Canada)	1,859,526

		Total Financial Institutions	79,195,199

Health Care—3.9%
1,325	[1,2,5]	Amgen, Inc., 5.585%, 11/28/08	1,322,611
1,825	[2]	AstraZeneca Plc, 6.45%, 9/15/37 (United Kingdom)	1,923,044
1,135		Bristol-Myers Squibb Co., 5.875%, 11/15/36	1,114,049
2,495	[2]	Eli Lilly & Co., 5.55%, 3/15/37	2,382,421
1,200	[2]	Johnson & Johnson, 5.95%, 8/15/37	1,255,031
1,250		Schering-Plough Corp., 6.55%, 9/15/37	1,295,480
1,640		Tenet Healthcare Corp., 6.50%, 6/01/12	1,389,900
1,175		Teva Pharmaceutical Finance LLC, 6.15%, 2/01/36	1,156,612
		WellPoint, Inc.,
595		5.85%, 1/15/36	559,086
475		6.375%, 6/15/37	482,920
1,775	[2]	Wyeth, 5.95%, 4/01/37	1,755,436

		Total Health Care	14,636,590

Industrials—1.4%
1,700		3M Co., Ser. MTN, 5.70%, 3/15/37	1,704,694
400	[5]	AGY Holding Corp., 11.00%, 11/15/14	394,000
150		Hexcel Corp., 6.75%, 2/01/15	147,375
915		Honeywell Intl., Inc., 5.70%, 3/15/37	889,533
165		Park-Ohio Industries, Inc., 8.375%, 11/15/14	153,862
		RBS Global, Inc./Rexnord Corp.,
540		9.50%, 8/01/14	557,550
555		11.75%, 8/01/16	588,300
1,050	[5]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	1,008,000

		Total Industrials	5,443,314

Media—7.4%
		Affinion Group, Inc.,
540		10.125%, 10/15/13	562,950
200		11.50%, 10/15/15	208,500
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	119,688
		AOL Time Warner, Inc.,
1,635		7.57%, 2/01/24	1,791,676
3,000		9.125%, 1/15/13	3,448,833
1,415		AT&T Broadband Corp., 8.375%, 3/15/13	1,596,700
161	[1]	Cablevision Systems Corp., Ser. B, 9.644%, 4/01/09	165,427
120		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	117,000
485		Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp., 11.00%, 10/01/15	470,450
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
1,320		10.25%, 9/15/10	1,346,400
180		Ser. B, 10.25%, 9/15/10	183,150

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	24

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Media—(cont’d)
$690		CMP Susquehanna Corp., 9.875%, 5/15/14	$633,937
1,000		Comcast Cable Communications, Inc., 6.75%, 1/30/11	1,042,435
1,805		Comcast Corp., 6.95%, 8/15/37	1,931,570
85		Dex Media West LLC/Dex Media Finance Co., Ser. B,
		9.875%, 8/15/13	90,631
140		DirecTV Holdings LLC/DirecTV Financing Co.,
		8.375%, 3/15/13	146,300
		EchoStar DBS Corp.,
180		5.75%, 10/01/08	179,550
320		7.00%, 10/01/13	333,200
75		7.125%, 2/01/16	78,375
665		Idearc, Inc., 8.00%, 11/15/16	666,662
500	[1,5]	ION Media Networks, Inc., 8.493%, 1/15/12	501,250
535		Network Communications, Inc., 10.75%, 12/01/13	538,344
		News America Holdings, Inc.,
145		8.15%, 10/17/36	172,776
2,475		8.45%, 8/01/34	2,992,265
660		Nexstar Finance, Inc., 7.00%, 1/15/14	633,600
		Nielsen Finance LLC/Nielsen Finance Co.,
330	[7]	9.115%, 8/01/16	238,425
1,100		10.00%, 8/01/14	1,157,750
950		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	950,000
70		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	69,563
1,495		TCI Communications, Inc., 8.75%, 8/01/15	1,753,387
800	[5]	Time Warner Cable, Inc., 6.55%, 5/01/37	806,473
1,100	[5]	TL Acquisitions, Inc., 10.50%, 1/15/15	1,094,500
325	[5]	Univision Communications, Inc., 9.75%, 3/15/15	318,500
570		Vertis, Inc., 9.75%, 4/01/09	570,000
1,294		Young Broadcasting, Inc., 10.00%, 3/01/11	1,216,360

		Total Media	28,126,627

Real Estate—0.9%
1,000		AvalonBay Communities, Inc., 6.625%, 9/15/11	1,040,161
		Rouse Co.,
725		3.625%, 3/15/09	691,205
1,715		5.375%, 11/26/13	1,554,092

		Total Real Estate	3,285,458

Technology—2.1%
		Amkor Technology, Inc.,
90		7.75%, 5/15/13	87,075
135		9.25%, 6/01/16	138,038
555		Celestica, Inc., 7.625%, 7/01/13 (Canada)	532,800
		Freescale Semiconductor, Inc.,
715		9.125%, 12/15/14	647,075
160	[1]	9.569%, 12/15/14	147,000
3,450	[2]	Intl. Business Machines Corp., 5.70%, 9/14/17	3,501,702
480		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	453,600
660		Sanmina-SCI Corp., 8.125%, 3/01/16	579,150
		SunGard Data Systems, Inc.,
95		9.125%, 8/15/13	96,900
675		10.25%, 8/15/15	703,687
950		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	938,125

		Total Technology	7,825,152

Telecommunications—7.5%
4,075	[2]	AT&T, Inc., 6.50%, 9/01/37	4,298,391
1,700	[9]	BellSouth Telecommunications, 6.402%, 12/15/95	902,807
470		Cincinnati Bell, Inc., 7.25%, 7/15/13	471,175
255		Cricket Communications, Inc., 9.375%, 11/01/14	253,088
325		Deutsche Telekom Intl. Finance BV, 5.75%, 3/23/16 (Netherlands)	325,854
270	[5]	Digicel Group Ltd., 8.875%, 1/15/15 (Bermuda)	252,126

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
$170	[1]	Hawaiian Telcom Communications, Inc., Ser. B, 10.318%, 5/01/13	$172,125
515		Intelsat Corp., 9.00%, 6/15/16	526,588
		Intelsat Ltd. (Bermuda)
120	[1]	8.886%, 1/15/15	121,800
450		9.25%, 6/15/16	466,875
210		11.25%, 6/15/16	225,750
920	[1]	11.409%, 6/15/13	959,100
300		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	304,500
120	[5]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	119,100
935	[5]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	988,763
1,435	[1,5]	Nortel Networks Ltd., 9.493%, 7/15/11 (Canada)	1,417,062
160		PanAmSat Corp., 9.00%, 8/15/14	163,200
		Qwest Corp.,
55		7.875%, 9/01/11	58,025
375	[1]	8.944%, 6/15/13	399,844
		Sprint Capital Corp.,
1,205		6.875%, 11/15/28	1,154,325
1,250		8.75%, 3/15/32	1,425,325
4,375		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	4,187,492
1,000		Telefonica Emisones SAU, 7.045%, 6/20/36 (Spain)	1,098,404
575		Verizon Global Funding Corp., 7.75%, 6/15/32	677,879
		Verizon Maryland, Inc.,
540		5.125%, 6/15/33	450,386
1,355		Ser. A, 6.125%, 3/01/12	1,396,925
750		Verizon Virginia, Inc., 4.625%, 3/15/13	720,208
		Vodafone Group Plc (United Kingdom)
1,615	[1,2]	5.288%, 12/28/07	1,615,326
1,000		7.75%, 2/15/10	1,057,537
1,210		West Corp., 11.00%, 10/15/16	1,267,475
360	[5]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	400,500
		Windstream Corp.,
410		8.125%, 8/01/13	433,575
250		8.625%, 8/01/16	267,500

		Total Telecommunications	28,579,030

Transportation—0.7%
120		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	118,500
120		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	126,000
1,000		Canadian National Railway Co., 6.375%, 10/15/11 (Canada)	1,044,565
450		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	435,375
600		Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	634,500
455	[5]	St. Acquisition Corp., 12.50%, 5/15/17	290,062

		Total Transportation	2,649,002

		Total Corporate Bonds	242,814,753

U.S. Government and Agency Securities—5.7%
		Overseas Private Investment Corp.,
357		4.09%, 5/29/12	338,675
1,000	[1]	4.30%, 5/29/12	1,000,255
752		4.64%, 5/29/12	761,852
425		4.68%, 5/29/12	404,472
3,221		4.87%, 5/29/12	3,295,838
384	[1]	5.40%, 5/29/12	413,963
6,055		Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	2,018,561
788		Small Business Administration, Ser. 20K-1, 6.95%, 11/01/16	812,396
1,800		Tennessee Valley Authority, Ser. C, 5.88%, 4/01/36	1,989,677
510		U.S. Treasury Bonds, 4.75%, 2/15/37	509,721
846		U.S. Treasury Inflation Protected Bond, 2.375%, 1/15/27	867,527
9,115	[2]	U.S. Treasury Notes, 4.75%, 8/15/17	9,315,813

		Total U.S. Government and Agency Securities	21,728,750

See Notes to Financial Statements.

25	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Trust Preferred Stocks—3.5%
$2,150	[1,2]	Allstate Corp., 6.50%, 5/15/57	$2,084,728
600		Bank of America, 5.30%, 3/15/17	579,691
950	[1,5,10]	Barclays Bank Plc, 7.434% (United Kingdom)	1,007,039
1,000	[1,5,10]	Credit Agricole S.A., 6.637% (France)	950,372
750	[1]	Lincoln National Corp., 6.05%, 4/20/67	718,801
665	[1]	Progressive Corp., 6.70%, 6/15/37	652,553
2,600	[1,10]	Royal Bank of Scotland Group Plc, Ser. MTN, 7.64% (United Kingdom)	2,694,931
1,125	[1,2,5,10]	Societe Generale, 5.922% (France)	1,070,652
750	[1]	Travelers Cos., Inc., 6.25%, 3/15/67	728,300
2,000	[1,2,10]	UBS Preferred Funding Trust I, 8.622%	2,170,314
575	[1,5]	ZFS Finance Trust I, 6.50%, 5/09/37	553,382

		Total Trust Preferred Stocks	13,210,763

Taxable Municipal Bond—0.6%
2,525		Illinois St. Pension, 5.10%, 6/01/33	2,395,139

Shares

Common Stocks—0.0%
1,895	[6,11]	Critical Care Systems Intl., Inc.	11,844

Preferred Stock—0.4%
60,000		Deutsche Bank Contingent Capital Trust II, 6.55%	1,437,000

		Total Long-Term Investments (cost $639,074,109)	636,433,097

Principal Amount (000)

SHORT-TERM INVESTMENT—0.1%
U.S. Government and Agency Discount Notes—0.1%
$300	[12]	Federal Home Loan Bank Disc. Notes, 4.401%, 11/01/07 (cost $300,000)	300,000

BORROWED BOND AGREEMENTS—22.5%
		Lehman Brothers Inc.,
50,927	[14]	4.47%, 11/08/07	50,927,000
34,457	[14]	4.45%, 11/08/07	34,456,875

		Total Borrowed Bond Agreements (cost $85,383,875)	85,383,875

Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED—1.0%
4,285	EUR Put Option, strike price $1.40, expires 1/10/08	17,876
	Interest Rate Swaps,
8,400	Trust pays 5.79%, Trust receives 3-month LIBOR, expires 8/16/10	225,776
8,400	Trust pays 3-month LIBOR, Trust receives 5.79%, expires 8/16/10	433,872
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	373,168
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	324,406
12,300	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	575,025
12,300	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	527,670
8,425	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	517,969

Notional Amount (000)	Description	Value

OUTSTANDING OPTIONS PURCHASED—(cont’d)
8,425	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	$265,977
7,300	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	357,114
7,300	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	296,161

	Total Outstanding Options Purchased (cost $3,589,612)	3,915,014

	Total Investments before borrowed bonds, TBA sale commitments, and outstanding options written (cost $728,347,59613)	726,031,986

Principal Amount (000)

BORROWED BONDS—(22.5)%
	U.S. Treasury Notes,
$(50,800)	4.00%, 8/31/09	(50,835,712)
(34,500)	4.125%, 8/31/12	(34,464,948)

	Total Borrowed Bonds (proceeds $85,264,516)	(85,300,660)

TBA SALE COMMITMENTS—(3.5)%
	Federal National Mortgage Assoc.,
(400)	5.00%, 12/12/37	(383,625)
(8,600)	5.50%, 11/19/22	(8,613,433)
(4,200)	6.00%, 11/13/37-12/12/37	(4,228,314)

	Total TBA Sale Commitments (proceeds $13,086,862)	(13,225,372)

INVESTMENTS SOLD SHORT—(22.5)%
	U.S. Treasury Notes,
(50,800)	4.00%, 8/31/09	(50,835,712)
(34,500)	4.125%, 8/31/12	(34,464,948)

	Total Investments Sold Short (proceeds $85,264,516)	(85,300,660)

Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN—(0.5)%
	Interest Rate Swaps,
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(97,385)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(97,385)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(315,828)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(599,912)
(5,300)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(208,227)
(5,300)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(155,709)
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(119,063)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(118,698)

	Total Outstanding Options Written (premium received $2,478,560)	(1,712,207)

Total Investments net of borrowed bonds, TBA sale commitments and outstanding options written—164.8%		$625,793,747
Liabilities in excess of other assets—(64.8)%		(246,188,870)

Net Assets—100%		$379,604,877

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	26

Portfolio of Investments as of October 31, 2007	BlackRock Income Opportunity Trust (BNA) (concluded)
(Percentages shown are based on Net Assets)

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[2]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.

[3]

Security, or a portion thereof, pledged as collateral with a value of $2,950,914 on 147 long Eurodollar futures contracts expiring December 2007 to March 2008, 337 long U.S. Treasury Note futures contracts expiring December 2007, 1,339 long U.S. Treasury Bond futures contracts expiring December 2007, 180 short Eurodollar futures contracts expiring December 2007 and 3,750 short U.S. Treasury Note futures contracts expiring December 2007. The notional value of such contracts on October 31, 2007 was $246,676,023, with an unrealized loss of $650,550.

[4]	Represents an investment in an affiliate.

[5]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 9.0% of its net assets, with a current market value of $34,233,806, in securities restricted as to resale.

[6]	Security is fair valued.

[7]	Rate shown is effective yield of the underlying collateral as of October 31, 2007.

[8]	Illiquid security. As of October 31, 2007, the Trust held less than 0.1% of its net assets, with a current market value of $0, in this security.

[9]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.

[10]	The security is a perpetual bond and has no stated maturity date.

[11]	Non-income producing security.

[12]	Rate shown is the yield to maturity as of the date of purchase.

[13]

Cost for federal income tax purposes is $729,365,583. The net unrealized depreciation on a tax basis is $3,333,597, consisting of $7,722,546 gross unrealized appreciation and $11,056,143 gross unrealized depreciation.

[14]	See Note 1 in the Notes to Financial Statements for details of borrowed bond agreements.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

27	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Income Trust Inc. (BKT)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—104.8%
Mortgage Pass-Through Securities—31.2%
		Federal Home Loan Mortgage Corp.,
$775	[1]	4.019%, 1/01/35	$773,674
802	[1]	4.934%, 10/01/34	806,789
92		5.50%, 12/01/21	92,516
609	[2]	5.50%, 1/01/22	609,749
8,423	[2,3]	5.50%, 3/01/22	8,436,410
27	[1]	6.01%, 11/01/17	27,570
14		8.00%, 11/01/15	13,954
—		8.50%, 3/01/08	15
124	[2]	9.00%, 9/01/20	132,699
100		TBA, 6.50%, 12/12/37	102,406
		Federal National Mortgage Assoc.,
31,248		5.00%, 6/01/33-3/01/37	30,045,633
732	[2]	5.00%, 1/01/37	702,248
44,873		5.50%, 6/01/21-6/01/37	44,632,581
3,125		5.97%, 8/01/16	3,184,788
22,939		6.00%, 10/01/36-7/01/37	23,108,362
12,645		6.50%, 7/01/36-9/01/37	12,943,071
—		7.50%, 2/01/22	241
32		8.00%, 5/01/08-5/01/22	32,874
3		9.50%, 1/01/19-9/01/19	4,163
100		TBA, 5.50%, 11/13/37	98,531
1,700		TBA, 6.00%, 11/13/37	1,712,220
2,200		TBA, 6.50%, 11/13/37	2,251,564
		Government National Mortgage Assoc.,
37		7.00%, 10/15/17	38,792
412		7.50%, 8/15/21-12/15/23	434,645
210		8.00%, 10/15/22-2/15/29	223,884
15		9.00%, 6/15/18-9/15/21	17,385

		Total Mortgage Pass-Through Securities	130,426,764

Federal Housing Administration Securities—1.8%
		General Motors Acceptance Corp. Projects,
288	[4]	Ser. 51, 7.43%, 2/01/23	290,577
358		Ser. 56, 7.43%, 11/01/22	361,639
50	[5]	Merrill Projects, Ser. 54, 7.43%, 5/15/23	50,019
758		Reilly Project, Ser. 41, 8.28%, 3/01/20	765,282
		USGI Projects,
88		Ser. 87, 7.43%, 12/01/22	88,790
329		Ser. 99,7.43%, 10/01/23	332,589
5,431		Ser. 6094, 7.43%, 6/01/21	5,485,577

		Total Federal Housing Administration Securities	7,374,473

Agency Multiple Class Mortgage Pass-Through Securities—26.3%
		Federal Home Loan Mortgage Corp.,
4,076	[1]	Ser. 11, Class A9, 2.282%, 1/25/28	3,595,985
187		Ser. 19, Class F, 8.50%, 3/15/20	194,531
746		Ser. 40, Class K, 6.50%, 8/17/24	768,950
—	[1]	Ser. 192, Class U, 1,009.033%, 2/15/22	7
—		Ser. 1057, Class J, 1,008.001%, 3/15/21	1,589
1,647		Ser. 1598, Class J, 6.50%, 10/15/08	1,643,738
341		Ser. 1961, Class H, 6.50%, 5/15/12	345,289
9,504		Ser. 2218, Class Z, 8.50%, 3/15/30	10,279,474
13,018		Ser. 2461, Class Z, 6.50%, 6/15/32	13,445,486
10,200		Ser. 2542, Class UC, 6.00%, 12/15/22	10,599,985
2,475		Ser. 2562, Class PG, 5.00%, 1/15/18	2,444,405
928		Ser. 2564, Class NC, 5.00%, 2/15/33	795,889
2,050		Ser. 2750, Class TC, 5.25%, 2/15/34	2,015,608
11,458		Ser. 2758, Class KV, 5.50%, 5/15/23	11,448,878
1,573		Ser. 2765, Class UA, 4.00%, 3/15/11	1,529,913
3,212		Ser. 2806, Class VC, 6.00%, 12/15/19	3,265,494
2,402		Ser. 2927, Class BZ, 5.50%, 2/15/35	2,245,710
3,946		Ser. 3061, Class BD, 7.50%, 11/15/35	4,063,969

Principal Amount (000)		Description	Value

Agency Multiple Class Mortgage Pass-Through Securities—(cont’d)
		Federal National Mortgage Assoc.,
$1,221	[1]	Ser. 2, Class KP, Zero Coupon, 2/25/35	$1,153,297
4,006		Ser. 28, Class PB, 6.00%, 8/25/28	4,028,409
2,150		Ser. 29, Class HC, 7.50%, 7/25/30	2,288,156
2,381		Ser. 31, Class ZG, 7.50%, 5/25/34	2,841,336
7,147		Ser. 32, Class VT, 6.00%, 9/25/15	7,258,242
1		Ser. 33, Class PV, 1,078.42%, 10/25/21	20,464
50	[1]	Ser. 38, Class F, 8.325%, 4/25/21	51,981
1,663		Ser. 38, Class Z, 5.00%, 5/25/36	1,655,826
2,630		Ser. 68, Class PC, 5.50%, 7/25/35	2,657,932
12,264		Ser. 135, Class PB, 6.00%, 1/25/34	12,319,211
		Government National Mortgage Assoc.,
1,041		Ser. 5, Class Z, 7.00%, 5/16/26	1,089,576
1,749		Ser. 33, Class PB, 6.50%, 7/20/31	1,793,424
4,030		Ser. 89, Class PE, 6.00%, 10/20/34	4,118,536

		Total Agency Multiple Class Mortgage Pass-Through Securities	109,961,290

Non-Agency Multiple Class Mortgage Pass-Through Securities—9.5%
5,932		CWALT, Inc., Ser. 28CB, Class 1A5, 5.50%, 8/25/35	5,926,543
		JPMorgan Mortgage Trust,
1,868	[1]	Ser. A7, Class 2A2, 5.83%, 1/25/37	1,865,043
6,457		Ser. S1, Class 2A1, 8.00%, 1/25/35	6,827,600
1,561		MASTR Alternative Loan Trust, Ser. 7, Class 4A3, 8.00%, 11/25/18	1,634,533
7,488		MASTR Asset Securitization Trust, Ser. 12, Class 3A5, 5.25%, 10/25/14	7,358,441
5,697	[1]	Residential Asset Securitization Trust, Ser. A8, Class A2, 5.223%, 10/25/18	5,630,061
9,908		Residential Funding Securities Corp., Ser. RM2, Class AI5, 8.50%, 5/25/33	10,580,089
14	[1,6,7]	Summit Mortgage Trust, Ser. 1, Class B1, 6.611%, 12/28/12	14,138

		Total Non-Agency Multiple Class Mortgage Pass-Through Securities	39,836,448

Inverse Floating Rate Mortgage Securities—4.3%
		Federal Home Loan Mortgage Corp.,
14	[1]	Ser. 1043, Class H, 21.938%, 2/15/21	14,443
—	[1]	Ser. 1148, Class E, 592.552%, 10/15/21	545
32	[1]	Ser. 1160, Class F, 18.381%, 10/15/21	31,693
96	[1,2]	Ser. 1616, Class SB, 8.50%, 11/15/08	96,046
192	[1]	Ser. 1688, Class S, 9.566%, 12/15/13	192,669
4,359	[1]	Ser. 2769, Class SQ, Zero Coupon, 2/15/34	2,718,727
2,101	[1]	Ser. 2840, Class SK, 1.499%, 8/15/34	1,600,748
2,373	[1]	Ser. 3167, Class SX, 6.953%, 6/15/36	2,277,238
		Federal National Mortgage Assoc.,
—	[1]	Ser. 7, Class S, 594.704%, 3/25/21	6,484
1	[1]	Ser. 10, Class S, 575.455%, 5/25/21	19,584
1	[1]	Ser. 12, Class S, 608.135%, 5/25/21	17,025
1	[1]	Ser. 17, Class S, 580.114%, 6/25/21	9,925
51	[1]	Ser. 38, Class SA, 10.186%, 4/25/21	53,332
—	[1]	Ser. 46, Class S, 1,402.625%, 5/25/21	7,283
—	[1]	Ser. 49, Class S, 527.80%, 12/25/21	3,478
114	[1]	Ser. 72, Class S, 8.75%, 5/25/08	114,584
5,828	[1]	Ser. 73, Class DS, 4.882%, 8/25/35	5,625,111
119	[1]	Ser. 87, Class S, 13.764%, 8/25/21	144,608
26	[1]	Ser. 93, Class S, 8.50%, 5/25/08	26,334
12	[1]	Ser. 170, Class SC, 9.00%, 9/25/08	11,829
222	[1]	Ser. 196, Class SC, 8.423%, 10/25/08	222,978
110	[1]	Ser. 214, Class SH, 5.592%, 12/25/08	109,958
899	[1]	Ser. 247, Class SN, 10.00%, 12/25/23	1,002,361
		First Horizon Alternative Mortgage Securities,
72,527	[1]	Ser. FA7, Class 1A7, Zero Coupon, 10/25/35	736,052
179,328	[1]	Ser. FA9, Class A2, Zero Coupon, 12/25/35	1,905,915

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	28

Portfolio of Investments as of October 31, 2007	BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Inverse Floating Rate Mortgage Securities—(cont’d)
$112	[1]	Kidder Peabody Acceptance Corp., Ser. 1, Class A6, 7.573%, 8/25/23	$112,216
145,657	[1]	Residential Accredit Loans, Inc., Ser. QS16, Class A2, Zero Coupon, 11/25/35	818,081

		Total Inverse Floating Rate Mortgage Securities	17,879,247

Interest Only Asset-Backed Securities—0.4%
110,512	[1]	Banc of America Funding Corp., Ser. 2, Class 1A19, 0.528%, 3/25/37	691,670
81	[1,6]	Morgan Stanley Capital Trust I, Ser. HF1, Class X, 2.25%, 6/15/17	4
		Sterling Coofs Trust,
15,750		Ser. 1, 2.365%, 4/15/29	698,905
11,244	[6]	Ser. 2, 2.081%, 3/30/30	302,195

		Total Interest Only Asset-Backed Securities	1,692,774

Interest Only Mortgage-Backed Securities—12.7%
1,135		ABN Amro Mortgage Corp., Ser. 4, Class A2, 5.50%, 3/25/33	28,901
229,295	[1]	Banc of America Mortgage Securities, Inc., Ser. 3, Class 1A, 0.285%, 5/25/18	1,896,595
25,802	[1]	Commercial Mortgage Acceptance Corp., Ser. ML1, 0.705%, 11/15/17	458,311
5,770	[1,6]	Credit Suisse First Boston Mortgage Securities Corp., Ser. C1, Class AX, 1.486%, 6/20/29	304,690
142,857	[1]	CWALT, Inc., Ser. 79CB, Class A2, 0.078%, 1/25/36	1,827,318
		Federal Home Loan Mortgage Corp.,
1,972	[1]	Ser. 60, Class HS, 1.125%, 4/25/24	7,746
—		Ser. 176, Class M, 1,010.00%, 7/15/21	70
—	[7]	Ser. 200, Class R, 98,513.94%, 12/15/22	300
1,735		Ser. 204, Class IO, 6.00%, 5/01/29	407,040
—	[1]	Ser. 1054, Class I, 435.32%, 3/15/21	180
—		Ser. 1056, Class KD, 1,084.50%, 3/15/21	1,195
—		Ser. 1179, Class O, 1,009.389%, 11/15/21	82
168		Ser. 1706, Class IA, 7.00%, 10/15/23	6,174
59		Ser. 1720, Class PK, 7.50%, 1/15/24	3,125
2,773		Ser. 1914, Class PC, 0.75%, 12/15/11	27,104
719	[1]	Ser. 2296, Class SA, 2.659%, 3/15/16	40,402
358	[1]	Ser. 2444, Class ST, 2.879%, 9/15/29	10,985
1,417		Ser. 2542, Class MX, 5.50%, 5/15/22	211,221
2,564		Ser. 2545, Class NI, 5.50%, 3/15/22	310,315
490	[1]	Ser. 2559, Class IO, 0.50%, 8/15/30	4,929
4,079		Ser. 2561, Class EW, 5.00%, 9/15/16	330,514
10,535		Ser. 2611, Class QI, 5.50%, 9/15/32	1,911,501
1,084		Ser. 2633, Class PI, 4.50%, 3/15/12	5,691
16,307	[1]	Ser. 2647, Class IV, 1.959%, 7/15/33	1,159,405
3,156		Ser. 2653, Class MI, 5.00%, 4/15/26	270,379
3,750		Ser. 2658, Class PI, 4.50%, 6/15/13	87,123
2,985		Ser. 2672, Class TQ, 5.00%, 3/15/23	61,706
3,633		Ser. 2687, Class IL, 5.00%, 9/15/18	346,465
1,352		Ser. 2687, Class IQ, 5.50%, 9/15/22	4,898
3,237		Ser. 2693, Class IB, 4.50%, 6/15/13	72,307
2,454		Ser. 2694, Class LI, 4.50%, 7/15/19	201,286
4,516		Ser. 2773, Class OX, 5.00%, 2/15/18	490,886
16,428	[1]	Ser. 2780, Class SM, 0.909%, 4/15/34	417,281
6,727		Ser. 2825, Class NI, 5.50%, 3/15/30	1,461,900
10,587	[1]	Ser. 2827, Class SR, 0.909%, 1/15/22	305,563
17,570	[1]	Ser. 2865, Class SR, 0.92%, 10/15/33	952,603
11,899	[1]	Ser. 2865, Class SV, 1.327%, 10/15/33	1,073,798
1,733		Ser. 2949, Class IO, 5.50%, 3/15/35	206,125
33,027	[1]	Ser. 2990, Class WR, 1.519%, 6/15/35	1,984,065
93,788	[1]	Ser. 3122, Class IS, 1.609%, 3/15/36	5,412,475
90,419	[1]	Ser. 3225, Class EY, 1.199%, 10/15/36	4,422,749
3,534		Ser. 3299, Class TI, 5.00%, 4/15/37	668,994

Principal Amount (000)		Description	Value

Interest Only Mortgage-Backed Securities—(cont’d)
		Federal National Mortgage Assoc.,
$200		Ser. 5, Class H, 9.00%, 1/25/22	$45,871
11		Ser. 7, Class 2, 8.50%, 4/01/17	2,133
3,969		Ser. 9, Class BI, 5.50%, 10/25/22	562,098
1		Ser. 12, Class C, 1,016.897%, 2/25/22	15,735
3,608		Ser. 13, Class IG, 5.00%, 10/25/22	86,885
738	[1]	Ser. 33, Class SG, 3.225%, 3/25/09	13,452
50,106	[1]	Ser. 36, Class SP, 1.828%, 5/25/36	3,367,058
—		Ser. 38, Class N, 1,008.50%, 4/25/21	438
837		Ser. 43, Class LC, 6.00%, 3/25/34	198,642
—		Ser. 50, Class G, 1,158.628%, 12/25/21	7,002
674	[1]	Ser. 50, Class SI, 1.20%, 4/25/23	21,001
3,006		Ser. 51, Class IE, 5.50%, 4/25/26	58,423
5,340		Ser. 55, Class GI, 5.00%, 7/25/19	458,903
12,224	[1]	Ser. 55, Class SB, 1.278%, 7/25/35	511,975
3,707	[1]	Ser. 59, Class S, 4.917%, 10/25/22	569,668
576	[1]	Ser. 60, Class SB, 1.60%, 10/25/22	25,680
146		Ser. 62, Class IC, 5.50%, 7/25/15	1,538
5,630		Ser. 66, Class CI, 5.00%, 7/25/33	1,376,325
1,945	[1]	Ser. 68, Class SC, 3.225%, 1/25/24	103,751
13,693	[1]	Ser. 73, Class ST, 1.258%, 8/25/35	546,888
4,094		Ser. 88, Class TI, 4.50%, 11/25/13	109,742
21		Ser. 89, Class 2, 8.00%, 6/01/18	3,910
29,807	[1]	Ser. 90, Class JH, 1.828%, 11/25/34	1,667,334
13,213		Ser. 90, Class M, 6.00%, 1/25/28	2,423,410
7		Ser. 94, Class 2, 9.50%, 8/01/21	1,649
—		Ser. 99, Class L, 930.00%, 8/25/21	6,013
3,741		Ser. 122, Class IC, 5.00%, 9/25/18	368,323
—		Ser. 123, Class M, 1,009.50%, 10/25/20	1,135
25	[1]	Ser. 136, Class S, 15.214%, 11/25/20	32,457
—		Ser. 139, Class PT, 648.35%, 10/25/21	7,582
2,186	[1]	Ser. 199, Class SB, 2.625%, 10/25/23	113,348
633		Ser. W4, Class IO, 6.50%, 12/25/28	135,539
89		First Boston Mortgage Securities Corp., Ser. C, Class I, 10.965%, 4/25/17	21,021
42,028	[1]	First Horizon Alternative Mortgage Securities, Ser. FA2, Class 1A4, 0.628%, 5/25/36	380,454
6,323	[1]	General Motors Acceptance Corp., Commercial Mortgage Securities, Inc., Ser. C1, Class X, 1.315%, 7/15/27	320,421
7,835	[1,6]	Goldman Sachs Mortgage Securities Corp., Ser. 5, 0.97%, 2/19/25	154,243
		Government National Mortgage Assoc.,
16,722	[1]	Ser. 18, Class SL, 1.203%, 2/20/35	773,287
1,650		Ser. 39, Class ID, 5.00%, 5/20/33	459,300
1,945		Ser. 58, Class IT, 5.50%, 7/20/33	255,838
1,717		Ser. 75, Class IJ, 5.50%, 7/20/25	10,022
16,629	[1]	Ser. 89, Classl SA, 0.84%, 10/16/33	592,706
153,908		Indymac Index Mortgage Loan Trust, Ser. AR33, Class 4AX, 0.165%, 1/25/37	700,218
57		Kidder Peabody Acceptance Corp., Ser. B, Class A2, 9.50%, 4/22/18	13,028
24,598		MASTR Adjustable Rate Mortgages Trust, Ser. 3, Class 3AX, 0.977%, 4/25/34	352,827
1,311		MASTR Alternative Loan Trust, Ser. 9, Class 15X2, 6.00%, 1/25/19	245,404
1,609		Morgan Stanley Capital Trust I, Ser. 3, Class 1AX, 5.00%, 5/25/19	237,158
66,154	[1]	Sequoia Mortgage Trust, Ser. 2, Class XA, 0.775%, 3/20/35	686,683
6,379	[4]	Small Business Administration, Ser. 1, 1.381%, 4/01/15	63,790

See Notes to Financial Statements.

29	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Income Trust Inc. (BKT) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Interest Only Mortgage-Backed Securities—(cont’d)
		Structured Adjustable Rate Mortgage Loan Trust,
$14,185	[1]	Ser. 2, Class 4AX, 5.50%, 3/25/36	$1,346,970
44,655	[1]	Ser. 7, Class 3AS, 2.548%, 8/25/36	4,353,522
5,240	[1]	Ser. 18, Class 7AX, 5.50%, 9/25/35	751,739
4,082		Ser. 20, Class 3AX, 5.50%, 10/25/35	755,438
85,907	[1]	Vendee Mortgage Trust, Ser. 2, Class 1, 0.052%, 5/15/29	215,679

		Total Interest Only Mortgage-Backed Securities	52,928,053

Principal Only Mortgage-Backed Securities—4.9%
		Countrywide Home Loans, Inc.,
5,329	[8]	Ser. 26, 4.944%, 8/25/33	4,217,491
1,043	[8]	Ser. J4, 5.142%, 6/25/33	745,815
1,427	[8]	Ser. J5, 4.911%, 7/25/33	847,321
1,152	[8]	Ser. J8, 4.787%, 9/25/23	882,292
		Drexel Burnham Lambert, Inc.,
22	[8]	Ser. K, Class 1, 11.50%, 9/23/17	22,301
269	[8]	Ser. V, Class 1, 11.50%, 9/01/18	240,360
		Federal Home Loan Mortgage Corp.,
233	[8]	Ser. 8, Class A10, 6.737%, 11/15/28	208,620
153	[8]	Ser. 1418, Class M, 7.50%, 11/15/22	144,736
577	[8]	Ser. 1571, Class G, 7.50%, 8/15/23	538,553
2,044	[8]	Ser. 1691, Class B, 7.50%, 3/15/24	1,825,583
184	[8]	Ser. 1739, Class B, 7.50%, 2/15/24	170,847
		Federal National Mortgage Assoc.,
298	[8]	Ser. 2, Class KB, 8.00%, 1/25/23	251,437
43	[8]	Ser. 7, Class J, 10.00%, 2/25/21	36,451
896	[8]	Ser. 13, Class PR, 6.50%, 3/25/32	721,798
143	[8]	Ser. 51, Class E, 8.00%, 2/25/23	124,053
24	[8]	Ser. 70, Class A, 7.00%, 5/25/23	20,709
47	[8]	Ser. 167, Class D, 8.50%, 10/25/17	45,077
43	[8]	Ser. 203, Class 1, 8.00%, 2/01/23	36,053
30	[8]	Ser. 228, Class 1, 7.00%, 5/01/23	24,248
1,947	[8]	Ser. 249, Class B, 7.50%, 11/25/23	1,662,352
232	[8]	Ser. 273, Class 1, 7.00%, 7/01/26	186,899
4,422	[8]	Ser. 328, Class 1, 6.00%, 11/01/32	3,411,524
3,590	[8]	Ser. 338, Class 1, 5.50%, 6/01/33	2,672,048
336	[8]	Ser. W4, Class PO, 5.985%, 2/25/29	263,208
314	[8]	MASTR Asset Securitization Trust, Ser. 3, Class 4A15, 5.634%, 3/25/34	173,253
983	[8]	Residential Asset Securitization Trust, Ser. A15, Class 1A8, 5.713%, 2/25/36	502,836
12	[4,8]	Structured Mortgage Asset Residential Trust, Ser. 3C, Class CX, 7.031%, 4/25/24	11,439
956	[8]	Washington Mutual, Ser. 9, Class CP, 5.112%, 11/25/35	721,550

		Total Principal Only Mortgage-Backed Securities	20,708,854

Collateralized Mortgage Obligation Residual Securities—0.0%
		Collateralized Mortgage Obligation Trust,
—	[7]	Ser. 40, Class R, 580.50%, 4/01/18	338
—	[7]	Ser. 42, Class R, 6,000.00%, 10/01/14	3,440
		Federal Home Loan Mortgage Corp.,
—	[7]	Ser. 19, Class R, 9,757.652%, 3/15/20	2,952
—	[7]	Ser. 75, Class R, 9.50%, 1/15/21	5
—	[7]	Ser. 75, Class RS, 17.757%, 1/15/21	5
—	[7]	Ser. 173, Class R, 9.00%, 11/15/21	23
—	[7]	Ser. 173, Class RS, 9.103%, 11/15/21	23
13	[4]	Painewebber CMO Trust, Ser. 88 M, Class 6, 13.80%, 9/01/18	—

Total Collateralized Mortgage Obligation Residual Securities			6,786

U.S. Government and Agency Securities—9.9%
		Overseas Private Investment Corp.,
325		4.09%, 5/29/12	307,885
910	[1]	4.30%, 5/29/12	909,323
683		4.64%, 5/29/12	692,592
386		4.68%, 5/29/12	367,702
2,928		4.87%, 5/29/12	2,996,217
350	[1]	5.40%, 5/29/12	376,330

Principal Amount (000)		Description	Value

U.S. Government and Agency Securities—(cont’d)
$13,000	[3]	Resolution Funding Corp., Ser. B, Zero Coupon, 4/15/30	$4,333,823
		Small Business Administration,
612		Ser. 20C-1, 7.15%, 3/01/17	634,079
616		Ser. 20E-1, 7.60%, 5/01/16	638,742
816		Ser. 20F-1, 7.55%, 6/01/16	846,061
560		Ser. 20G-1, 7.70%, 7/01/16	582,014
833		Ser. 20H-1, 7.25%, 8/01/16	862,324
1,492		Ser. 20K-1, 6.95%, 11/01/16	1,538,213
60,000	[3]	U.S. Treasury Strip, Zero Coupon, 11/15/24	26,123,880

		Total U.S. Government and Agency Securities	41,209,185

Corporate Bond—0.6%
2,448	[4]	Structured Asset Receivable Trust, 5.68%, 1/21/10	2,423,798

Commercial Mortgage-Backed Securities—1.5%
2,420	[1]	Credit Suisse Mortgage Capital Certificates, Ser. C2, Class A3, 5.542%, 1/15/49	2,394,680
3,500		First Union Commercial Mortgage Securities, Inc., Ser. C2, Class D, 7.12%, 11/18/29	3,757,506

		Total Commercial Mortgage-Backed Securities	6,152,186

Asset-Backed Securities—1.7%
5,890	[1]	First Franklin Mortgage Loan Asset Backed Certificates, Ser. FF2, Class M2, 5.313%, 3/25/35	5,414,503
1,875	[1]	Securitized Asset Backed Receivables LLC Trust, Ser. OP2, Class M1, 5.303%, 10/25/35	1,730,120

		Total Asset-Backed Securities	7,144,623

		Total Long-Term Investments (cost $444,968,496)	437,744,481

SHORT-TERM INVESTMENT—0.4%
U.S. Government and Agency Discount Notes—0.4%
1,600	[9]	Federal Home Loan Bank Disc. Notes, 4.401%, 11/01/07 (cost $1,600,000)	1,600,000

BORROWED BOND AGREEMENT—8.3%
34,721	[11]	Lehman Brothers, Inc., 4.64%, 11/08/07 (cost $34,720,656)	34,720,656

Notional Amount (000)

OUTSTANDING OPTIONS PURCHASED—2.2%
	Interest Rate Swaps,
7,300	Trust pays 3-month LIBOR, Trust receives 5.39%, expires 3/19/12	296,161
31,965	Trust pays 3-month LIBOR, Trust receives 5.495%, expires 5/08/12	1,394,313
5,500	Trust pays 3-month LIBOR, Trust receives 5.52%, expires 9/21/36	324,406
31,965	Trust pays 3-month LIBOR, Trust receives 5.725%, expires 5/24/12	1,253,348
2,800	Trust pays 3-month LIBOR, Trust receives 5.78%, expires 8/09/10	148,512
8,640	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	531,187
8,640	Trust pays 3-month LIBOR, Trust receives 6.025%, expires 6/08/12	272,765
7,300	Trust pays 5.39%, Trust receives 3-month LIBOR, expires 3/19/12	357,116
12,400	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	531,960
12,400	Trust pays 5.47%, Trust receives 3-month LIBOR, expires 5/08/12	579,700
31,965	Trust pays 5.495%, Trust receives 3-month LIBOR, expires 5/08/12	1,467,833
5,500	Trust pays 5.52%, Trust receives 3-month LIBOR, expires 9/21/36	373,168

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	30

Portfolio of Investments as of October 31, 2007	BlackRock Income Trust Inc. (BKT) (concluded)
(Percentages shown are based on Net Assets)

Notional Amount (000)	Description	Value

OUTSTANDING OPTIONS PURCHASED—(cont’d)
31,965	Trust pays 5.725%, Trust receives 3-month LIBOR, expires 5/24/12	$1,625,420
2,800	Trust pays 5.78%, Trust receives 3-month LIBOR, expires 8/09/10	77,446

	Total Outstanding Options Purchased (cost $8,039,528)	9,233,335

	Total Investments before borrowed bonds, TBA sale commitments, and outstanding options written (cost $489,328,68010)	483,298,472

Principal Amount (000)

BORROWED BOND—(8.5)%
$(34,505)	U.S. Treasury Notes, 4.75%, 5/31/12 (proceeds $34,289,344)	(35,402,682)

TBA SALE COMMITMENTS—(12.1)%
	Federal National Mortgage Assoc.,
(19,800)	5.00%, 11/13/37	(18,989,428)
(15,900)	5.50%, 11/13/37	(15,666,460)
(16,000)	6.00%, 11/13/37	(16,115,008)

	Total TBA Sale Commitments (proceeds $49,863,740)	(50,770,896)

Contracts/ Notional Amount (000)

OUTSTANDING OPTIONS WRITTEN—(2.7)%
(23)	Eurodollar Future, expiring 12/17/07	(28,125)
(38)	Eurodollar Future, expiring 3/17/08 Interest Rate Swaps,	(56,437)
(5,700)	Trust pays 3-month LIBOR, Trust receives 5.135%, expires 4/21/08	(97,385)
(7,300)	Trust pays 3-month LIBOR, Trust receives 5.148%, expires 3/19/08	(119,063)
(19,500)	Trust pays 3-month LIBOR, Trust receives 5.448%, expires 5/07/10	(1,299,480)
(3,800)	Trust pays 3-month LIBOR, Trust receives 5.46%, expires 8/22/08	(52,272)
(5,400)	Trust pays 3-month LIBOR, Trust receives 5.485%, expires 10/28/19	(158,647)
(12,400)	Trust pays 3-month LIBOR, Trust receives 5.67%, expires 1/04/10	(315,828)
(19,495)	Trust pays 3-month LIBOR, Trust receives 5.685%, expires 5/24/10	(1,024,462)
(63,930)	Trust pays 3-month LIBOR, Trust receives 5.88%, expires 6/23/08	(3,831,325)
(7,300)	Trust pays 5.115%, Trust receives 3-month LIBOR, expires 3/19/08	(118,698)
(5,700)	Trust pays 5.135%, Trust receives 3-month LIBOR, expires 4/21/08	(97,385)
(19,500)	Trust pays 5.448%, Trust receives 3-month LIBOR, expires 5/07/10	(1,241,955)
(3,800)	Trust pays 5.46%, Trust receives 3-month LIBOR, expires 8/22/08	(131,135)
(5,400)	Trust pays 5.485%, Trust receives 3-month LIBOR, expires 10/28/19	(212,156)
(12,400)	Trust pays 5.67%, Trust receives 3-month LIBOR, expires 1/04/10	(599,912)

Notional Amount (000)	Description	Value

OUTSTANDING OPTIONS WRITTEN—(cont’d)
(19,495)	Trust pays 5.685%, Trust receives 3-month LIBOR, expires 5/24/10	$(1,567,203)
(63,930)	Trust pays 5.88%, Trust receives 3-month LIBOR, expires 6/23/08	(265,310)

	Total Outstanding Options Written (premium received $9,904,416)	(11,216,778)

Total investments net of borrowed bonds, TBA sale commitments and outstanding options written—92.4%		$385,908,116
Other assets in excess of liabilities—7.6%		31,742,835

Net Assets—100%		$417,650,951

[1]	Variable rate security. Rate shown is interest rate as of October 31, 2007.
[2]

Security, or a portion thereof, pledged as collateral with a value of $6,412,510 on 123 long U.S. Treasury Note futures contracts expiring December 2007, 686 short Eurodollar futures contracts expiring December 2007 to September 2009, 3,506 short U.S. Treasury Note futures contracts expiring December 2007 and 463 short U.S. Treasury Bond futures contracts expiring December 2007. The notional value of such contracts on October 31, 2007 was $756,077,952, with an unrealized loss of $4,500,487.

[3]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.
[4]	Illiquid security. As of October 31, 2007, the Trust held 0.7% of its net assets, with a current market value of $2,789,604, in these securities.
[5]	Represents an investment in an affiliate.
[6]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 0.2% of its net assets, with a current market value of $775,270, in securities restricted as to resale.

[7]	Security is fair valued.
[8]	Rate shown is effective yield of the underlying collateral as of October 31, 2007.
[9]	Rate shown is the yield to maturity as of the date of purchase.
[10]

Cost for federal income tax purposes is $489,476,259. The net unrealized depreciation on a tax basis is $6,177,787, consisting of $21,888,429 gross unrealized appreciation and $28,066,216 gross unrealized depreciation.

[11]	See Note 1 in the Notes to Financial Statements for details of borrowed bond agreements.

See Notes to Financial Statements.

31	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—133.7%
Corporate Bonds—49.1%
Aerospace & Defense—1.5%
$1,560	[1]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$1,575,600
745	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	774,800
5,236		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	5,563,250
		DRS Technologies, Inc.,
330		6.875%, 11/01/13	330,000
310		7.625%, 2/01/18	316,975
755		Sequa Corp., 9.00%, 8/01/09	809,737
570		TransDigm, Inc., 7.75%, 7/15/14	579,975

		Total Aerospace & Defense	9,950,337

Automotive—2.4%
850		Accuride Corp., 8.50%, 2/01/15	799,000
		AutoNation, Inc.,
690		7.00%, 4/15/14	667,575
690	[3]	7.243%, 4/15/13	674,475
7,500	[4]	DaimlerChrysler NA Holding Corp., 4.05%, 6/04/08	7,439,415
500		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	503,750
1,575		Lear Corp., Ser. B, 8.75%, 12/01/16	1,512,000
1,000	[4]	Metaldyne Corp., 11.00%, 11/01/13	930,000
3,500		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	3,535,000

		Total Automotive	16,061,215

Basic Materials—3.9%
1,405		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	1,032,675
2,200		AK Steel Corp., 7.75%, 6/15/12	2,244,000
1,100		American Pacific Corp., 9.00%, 2/01/15	1,127,500
670	[3]	Bowater, Inc., 8.694%, 3/15/10	613,050
120		Chemtura Corp., 6.875%, 6/01/16	114,600
750		CPG Intl. I, Inc., 10.50%, 7/01/13	750,000
		Domtar, Inc., (Canada)
300		7.125%, 8/15/15	297,000
140		7.875%, 10/15/11	143,850
		Freeport-McMoRan Copper & Gold, Inc.,
4,585	[4]	8.375%, 4/01/17	5,020,575
750	[3]	8.394%, 4/01/15	774,375
		Huntsman LLC,
1,950	[4]	11.625%, 10/15/10	2,067,000
310		12.00%, 7/15/12	337,125
		Ineos Group Holdings Plc (United Kingdom)
1,490		7.875%, 2/07/16 (EUR)	1,985,671
2,885	[2]	8.50%, 2/15/16	2,740,750
2,225		Innophos, Inc., 8.875%, 8/15/14	2,241,687
980	[2]	Key Plastics LLC/Key Plastics Finance Corp., 11.75%, 3/15/13	833,000
560		Lyondell Chemical Co., 10.50%, 6/01/13	603,400
		NewPage Corp.,
810		10.00%, 5/01/12	856,575
1,500	[3,4]	11.161%, 5/01/12	1,616,250
300		12.00%, 5/01/13	324,000
500	[3]	NOVA Chemicals Corp., 8.484%, 11/15/13 (Canada)	491,250
730		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	730,000

		Total Basic Materials	26,944,333

Building & Development—0.9%
3,000	[4]	DR Horton, Inc., 5.875%, 7/01/13	2,688,714
		Goodman Global Holding Co., Inc.,
2,000		7.875%, 12/15/12	2,090,000
269	[3]	8.36%, 6/15/12	270,345
665		Nortek, Inc., 8.50%, 9/01/14	588,525
270		North American Energy Partners, Inc., 8.75%, 12/01/11 (Canada)	272,700

		Total Building & Development	5,910,284

Principal Amount (000)		Description	Value

Commercial Services—0.2%
$350		FTI Consulting, Inc., 7.75%, 10/01/16	$365,750
875	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	853,125

		Total Commercial Services	1,218,875

Consumer Products—5.0%
2,085	[3]	Ames True Temper, Inc., 9.243%, 1/15/12	2,001,600
130	[3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.058%, 5/15/14	128,375
		General Nutrition Centers, Inc.,
2,250		9.85%, 3/15/14	2,165,625
1,880		10.75%, 3/15/15	1,828,300
5,000	[4]	Group 1 Automotive, Inc., 8.25%, 8/15/13	5,000,000
4,400	[4]	JCPenney Co., Inc., 8.00%, 3/01/10	4,687,540
1,475		Lazy Days RV Center, Inc., 11.75%, 5/15/12	1,327,500
		Michaels Stores, Inc.,
2,210		10.00%, 11/01/14	2,226,575
2,800	[4]	11.375%, 11/01/16	2,793,000
73		Neiman-Marcus Group, Inc., 9.00%, 10/15/15	77,015
575		Quiksilver, Inc., 6.875%, 4/15/15	536,187
1,000	[4]	Reynolds American, Inc., 7.625%, 6/01/16	1,081,917
		Rite Aid Corp.,
3,440	[4]	7.50%, 3/01/17	3,199,200
5,000	[4]	8.125%, 5/01/10	5,031,250
1,790	[4]	Sally Holdings LLC, 10.50%, 11/15/16	1,781,050

		Total Consumer Products	33,865,134

Containers & Packaging—1.0%
		Berry Plastics Holding Corp.,
1,210		8.875%, 9/15/14	1,240,250
835	[3]	9.569%, 9/15/14	837,087
885		Crown Americas LLC/Crown Americas Capital Corp., 7.75%, 11/15/15	911,550
585		Graham Packaging Co., Inc., 8.50%, 10/15/12	580,613
1,370	[2,3]	Impress Holdings BV, 8.368%, 9/15/13 (Netherlands)	1,362,813
2,020		Pregis Corp., 12.375%, 10/15/13	2,201,800

		Total Containers & Packaging	7,134,113

Ecological Services & Equipment—0.6%
2,000		Casella Waste Systems, Inc., 9.75%, 2/01/13	2,040,000
2,065		Waste Services, Inc., 9.50%, 4/15/14	2,065,000

		Total Ecological Services & Equipment	4,105,000

Energy—4.9%
5,500	[2]	AES Corp., 8.75%, 5/15/13	5,816,250
550		Berry Petroleum Co., 8.25%, 11/01/16	561,000
1,210		Chaparral Energy, Inc., 8.50%, 12/01/15	1,128,325
		Chesapeake Energy Corp.,
650		6.375%, 6/15/15	630,500
100		6.875%, 11/15/20	97,750
4,000	[4]	7.50%, 9/15/13	4,110,000
		Compagnie Generale de Geophysique-Veritas (France)
255		7.50%, 5/15/15	260,100
420		7.75%, 5/15/17	432,600
925		Compton Petroleum Finance Corp., 7.625%, 12/01/13 (Canada)	885,687
1,640	[1]	East Cameron Gas Co., 11.25%, 7/09/19 (Cayman Islands)	1,574,400
590		Edison Mission Energy, 7.50%, 6/15/13	598,113
400		El Paso Natural Gas Co., 8.875%, 6/15/32	466,279
159		Elwood Energy LLC, 8.159%, 7/05/26	162,789
		Encore Acquisition Co.,
250		6.00%, 7/15/15	226,250
200		7.25%, 12/01/17	191,500
495		Exco Resources, Inc., 7.25%, 1/15/11	488,813
380	[4]	Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	381,900
895		KCS Energy, Inc., 7.125%, 4/01/12	881,575
4,324	[4]	Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	4,648,585
625		Mirant Americas Generation LLC, 8.30%, 5/01/11	632,031

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	32

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Energy—(cont’d)
		NRG Energy, Inc.,
$210		7.25%, 2/01/14	$210,000
1,185		7.375%, 2/01/16	1,182,037
1,990	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	1,994,975
580		Orion Power Holdings, Inc., 12.00%, 5/01/10	640,900
1,515		Sabine Pass LNG LP, 7.50%, 11/30/16	1,484,700
1,240	[2]	SemGroup LP, 8.75%, 11/15/15	1,190,400
725	[2]	Targa Resources, Inc., 8.50%, 11/01/13	732,250
1,550		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	1,523,675

		Total Energy	33,133,384

Entertainment & Leisure—0.4%
505		AMC Entertainment, Inc., 11.00%, 2/01/16	546,663
1,430	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	1,422,850
1,020		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	752,250
100		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625%, 12/01/14	98,250

		Total Entertainment & Leisure	2,820,013

Financial Institutions—5.2%
		American Real Estate Partners LP/American Real Estate
		Finance Corp.,
1,480		7.125%, 2/15/13	1,443,000
5,860	[4]	8.125%, 6/01/11	5,903,950
839	[2,3]	BMS Holdings, Inc., 12.40%, 2/15/12	805,682
		Ford Motor Credit Co. LLC,
2,800		7.375%, 2/01/11	2,640,938
1,665		7.80%, 6/01/12	1,564,392
940	[3]	7.993%, 1/13/12	870,229
60	[3]	9.693%, 4/15/12	60,570
2,735	[4]	General Motors Acceptance Corp., 6.875%, 8/28/12	2,465,586
3,716	[2]	iPayment Investors LP, 11.625%, 7/15/14	3,827,972
950		iPayment, Inc., 9.75%, 5/15/14	912,000
		LVB Acquisition Merger Sub, Inc.,
500	[2]	10.00%, 10/15/17	513,750
500	[2]	10.375%, 10/15/17	506,250
670	[2]	11.625%, 10/15/17	682,563
2,590	[2]	Momentive Performance Materials, Inc., 11.50%, 12/01/16	2,499,350
		Rainbow National Services LLC,
925	[2]	8.75%, 9/01/12	962,000
3,134	[2]	10.375%, 9/01/14	3,447,400
4,410	[5]	Structured Asset Receivable Trust, 5.68%, 1/21/10	4,365,591
220	[3]	Universal City Florida Holding Co. I/II, 9.661%, 5/01/10	224,950
2,780	[2]	Wimar Opco LLC/Wimar Opco Finance Corp., 9.625%, 12/15/14	2,085,000

		Total Financial Institutions	35,781,173

Health Care—1.1%
3,000		Norcross Safety Products LLC/Norcross Capital Corp., 9.875%, 8/15/11	3,112,500
1,985		Tenet Healthcare Corp., 6.50%, 6/01/12	1,682,288
2,948	[2]	Viant Holdings, Inc., 10.125%, 7/15/17	2,771,120

		Total Health Care	7,565,908

Industrials—1.4%
1,700	[2]	AGY Holding Corp., 11.00%, 11/15/14	1,674,500
650		Hexcel Corp., 6.75%, 2/01/15	638,625
905		Park-Ohio Industries, Inc., 8.375%, 11/15/14	843,913
		RBS Global, Inc./Rexnord Corp.,
2,000		9.50%, 8/01/14	2,065,000
1,430		11.75%, 8/01/16	1,515,800
3,125	[2]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	3,000,000

		Total Industrials	9,737,838

Media—8.6%
		Affinion Group, Inc.,
1,975		10.125%, 10/15/13	2,058,937
850		11.50%, 10/15/15	886,125
420		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	402,150

Principal Amount (000)		Description	Value

Media—(cont’d)
$800	[3]	Cablevision Systems Corp., Ser. B, 9.644%, 4/01/09	$822,000
520		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	507,000
1,395		Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp., 11.00%, 10/01/15	1,353,150
2,880		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp., 10.25%, 9/15/10	2,937,600
865		Ser. B, 10.25%, 9/15/10	880,138
2,425		CMP Susquehanna Corp., 9.875%, 5/15/14	2,227,969
6,685	[4]	Comcast Cable Communications, Inc., 6.875%, 6/15/09	6,854,899
1,650		Dex Media West LLC/Dex Media Finance Co., Ser. B, 9.875%, 8/15/13	1,759,313
500		DirecTV Holdings LLC/DirecTV Financing Co., 8.375%, 3/15/13	522,500
		EchoStar DBS Corp.,
2,800		5.75%, 10/01/08	2,793,000
1,330		7.00%, 10/01/13	1,384,863
200		7.125%, 2/01/16	209,000
2,525		Idearc, Inc., 8.00%, 11/15/16	2,531,312
2,000	[2,3]	ION Media Networks, Inc., 8.493%, 1/15/12	2,005,000
2,105		Network Communications, Inc., 10.75%, 12/01/13	2,118,156
2,790		Nexstar Finance, Inc., 7.00%, 1/15/14	2,678,400
		Nielsen Finance LLC/Nielsen Finance Co.,
1,400	[6]	9.115%, 8/01/16	1,011,500
4,340		10.00%, 8/01/14	4,567,850
3,465		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	3,465,000
2,000		Salem Communications Corp., 7.75%, 12/15/10	2,007,500
460		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	417,019
185		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	183,844
4,500	[2]	TL Acquisitions, Inc., 10.50%, 1/15/15	4,477,500
1,465	[2]	Univision Communications, Inc., 9.75%, 3/15/15	1,435,700
2,390		Vertis, Inc., 9.75%, 4/01/09	2,390,000
4,342		Young Broadcasting, Inc., 10.00%, 3/01/11	4,081,480

		Total Media	58,968,905

Real Estate—0.3%
2,000	[3]	Rouse Co., 5.375%, 11/26/13	1,812,352

Technology—2.6%
		Amkor Technology, Inc.,
2,063		7.75%, 5/15/13	1,995,952
600		9.25%, 6/01/16	613,500
1,965	[4]	Celestica, Inc., 7.625%, 7/01/13 (Canada)	1,886,400
		Freescale Semiconductor, Inc.,
3,015		9.125%, 12/15/14	2,728,575
600	[3]	9.569%, 12/15/14	551,250
1,625		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	1,535,625
1,835	[4]	Sanmina-SCI Corp., 8.125%, 3/01/16	1,610,213
		SunGard Data Systems, Inc.,
590		9.125%, 8/15/13	601,800
2,600		10.25%, 8/15/15	2,710,500
3,765		Superior Essex Communications LLC/Essex Group, Inc., 9.00%, 4/15/12	3,717,937

		Total Technology	17,951,752

Telecommunications—7.9%
1,420		Cincinnati Bell, Inc., 7.25%, 7/15/13	1,423,550
990		Cricket Communications, Inc., 9.375%, 11/01/14	982,575
5,000	[4]	Deutsche Telekom Intl. Finance BV, 8.00%, 6/15/10 (Netherlands)	5,361,380
		Digicel Group Ltd. (Bermuda)
1,120	[2]	8.875%, 1/15/15	1,045,856
2,797	[2]	9.125%, 1/15/15	2,611,856
860	[3]	Hawaiian Telcom Communications, Inc., Ser. B, 10.318%, 5/01/13	870,750
2,495		Intelsat Corp., 9.00%, 6/15/16	2,551,138

See Notes to Financial Statements.

33	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
		Intelsat Ltd. (Bermuda)
$415	[3]	8.886%, 1/15/15	$421,225
1,800		9.25%, 6/15/16	1,867,500
630		11.25%, 6/15/16	677,250
2,815	[3]	11.409%, 6/15/13	2,934,637
1,470		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	1,492,050
500	[2]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	496,250
3,850	[2]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	4,071,375
3,300	[2,3]	Nortel Networks Ltd., 9.493%, 7/15/11 (Canada)	3,258,750
3,517		PanAmSat Corp., 9.00%, 8/15/14	3,587,340
3,287	[2,3]	ProtoStar I Ltd., 12.50%, 10/15/12 (Bermuda)	3,451,615
1,364	[3]	Qwest Communications Intl., Inc., 9.058%, 2/15/09	1,370,820
		Qwest Corp.,
1,000		7.875%, 9/01/11	1,055,000
2,500	[3]	8.944%, 6/15/13	2,665,625
2,675	[4]	9.125%, 3/15/12	2,929,125
3,595		West Corp., 11.00%, 10/15/16	3,765,762
1,500	[2]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	1,668,750
		Windstream Corp.,
2,340	[4]	8.125%, 8/01/13	2,474,550
1,060		8.625%, 8/01/16	1,134,200

		Total Telecommunications	54,168,929

Transportation—1.2%
520		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	513,500
490		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	514,500
1,715		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	1,659,263
2,150		Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	2,273,625
1,650		Overseas Shipholding Group, Inc., 8.75%, 12/01/13	1,769,625
1,900	[2]	St. Acquisition Corp., 12.50%, 5/15/17	1,211,250

		Total Transportation	7,941,763

		Total Corporate Bonds	335,071,308

Bank Loans—56.5%
Aerospace & Defense—0.3%
1,750		DI Finance/DynCorp Intl., Loan B,
		LIBOR + 2.00%, 2/11/11	1,675,789
486		Wesco Aircraft Hardware Corp., First Lien Loan, LIBOR + 2.25%, 9/29/13	480,375

		Total Aerospace & Defense	2,156,164

Automotive—1.7%
637		IAP Worldwide Services, Inc., First Lien Loan, LIBOR + 6.25%, 12/30/12	571,731
1,489		Keystone Automotive Industries, Inc., Loan B, LIBOR + 3.50%, 1/12/12	1,385,778
964		Mark IV Industries, Inc., First Lien Loan, LIBOR + 2.50%, 6/21/11	927,972
765		Metaldyne Corp., LIBOR , 1/11/14	745,875
496		Motorsport Aftermarket Group, Inc., LIBOR + 2.50%, 11/30/13	477,641
		Navistar Intl. Corp.,
1,000		Revolver Loan, Unfunded, 0.50%, 1/19/12	980,750
2,750		LIBOR + 3.25%, 1/19/12	2,697,062
921		Rent-A-Center, Inc., Loan B, LIBOR + 1.75%, 6/30/12	899,519
		Reynolds & Reynolds Co.,
1,870		LIBOR + 2.00%, 10/26/12	1,821,930
1,250		Second Lien Loan, LIBOR + 5.50%, 10/26/13	1,246,875

		Total Automotive	11,755,133

Principal Amount (000)	Description	Value

Basic Materials—2.6%
$998	Appleton Papers, Inc., Loan B, LIBOR + 1.75%, 6/05/14	$956,977
499	BOC Edwards, LIBOR + 2.00%, 5/31/14	466,331
	Brenntag Holdings (EUR)
282	Loan B6, LIBOR + 2.00%, 9/15/14	390,878
218	Loan B6b, LIBOR + 2.00%, 9/15/14	302,615
1,000	Cognis Group, LIBOR, 11/17/13 (EUR)	1,391,641
786	Compass Minerals Group, Inc., LIBOR + 1.50%, 12/22/12	773,060
550	Huntsman Intl. LLC, Loan B, LIBOR + 1.75%, 4/19/14	545,102
	Ineos Group Holdings Plc,
1,241	Loan A4, LIBOR + 2.25%, 12/16/12	1,210,496
1,682	Loan B2, LIBOR + 2.25%, 12/16/13	1,664,679
1,682	Loan C2, LIBOR + 2.75%, 12/23/14	1,664,223
	Invista BV,
1,283	Loan B1, LIBOR + 1.50%, 4/29/11	1,259,879
680	Loan B2, LIBOR + 1.50%, 4/29/11	667,829
1,496	ISP Chemco LLC, Loan B, LIBOR + 1.75%, 6/04/14	1,459,218
1,151	John Maneely Co., Loan B, LIBOR + 3.25%, 12/08/13	1,065,305
1,562	Nalco Co., Loan B, LIBOR + 1.75%, 11/04/10	1,551,152
975	Rockwood Specialties Group, Inc., Loan E, LIBOR + 1.50%, 12/13/13	957,694
1,611	SP Newsprint, Loan B, LIBOR + 3.75%, 1/09/10	1,562,778

	Total Basic Materials	17,889,857

Building & Development-2.0%
196	Armstrong World Industries, Inc., LIBOR + 1.75%, 10/02/13	194,045
1,238	Beacon Roofing Supply, Inc., Loan B, LIBOR + 2.00%, 9/30/13	1,175,625
	Brand Energy & Infrastructure Services, Inc.,
498	First Lien Loan B, LIBOR + 2.25%, 2/07/14	474,698
500	Second Lien Loan, LIBOR + 6.00%, 2/07/15	477,917
2,481	Building Materials Holding Corp., PRIME + 1.75%, 3/15/14	2,238,485
1,500	Custom Building Products, Inc., Second Lien Loan, LIBOR + 5.00%, 4/29/12	1,380,000
250	Euramax Intl., Inc., Second Lien Loan, LIBOR + 8.00% , 6/29/13	212,908
1,500	Hanley Wood LLC, LIBOR + 2.25%, 3/08/14	1,233,750
	Lafarge Roofing Holdings, Inc.,
725	Loan B1, LIBOR + 2.13%, 2/28/14 (EUR)	955,310
296	Loan B2, LIBOR + 2.13%, 2/28/14 (EUR)	390,196
278	Loan B4, LIBOR + 0.00%, 2/28/14	251,415
673	Loan C1, LIBOR, 2/28/15 (EUR)	890,852
346	Loan C2, LIBOR, 2/28/15 (EUR)	458,268
285	Loan C4, LIBOR, 2/28/15	258,886
494	Nacco Industries, Inc., Unfunded, 0.25%, 3/21/13	475,234
485	Nortek, Inc., Loan B, PRIME + 1.25%, 8/27/11	472,875
800	Rhodes Ranch, First Lien Loan, LIBOR + 3.50%, 11/21/10	724,000
1,870	United Subcontractors, Inc., First Lien Loan, LIBOR + 3.00%, 12/27/12	1,533,469

	Total Building & Development	13,797,933

Conglomerates—1.3%
	Atlantis Plastics, Inc.,
975	First Lien Loan, LIBOR + 4.00%, 9/22/11	809,250
250	Second Lien Loan, LIBOR + 9.00%, 3/22/12	207,500
891	Blount Intl., Loan B, PRIME, 8/09/10	870,631
1,946	Colfax Corp., Loan B, LIBOR + 2.25%, 5/30/09	1,923,989
	Invensys Plc,
1,000	Loan A, LIBOR + 2.00%, 12/15/11	975,000
1,000	Loan B, LIBOR + 2.13%, 12/15/11 (GBP)	2,042,913
1,122	Sensus Metering Systems, Inc., Loan B1, LIBOR + 2.00%, 12/17/10	1,099,304
722	St. John Knits Intl., Inc., Loan B, LIBOR + 3.00%, 3/21/12	707,649

	Total Conglomerates	8,636,236

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	34

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Consumer Products—8.1%
$1,000		Aearo Technologies, Inc., Second Lien Loan, LIBOR + 5.50%, 12/01/14	$965,000
985		24 Hour Fitness Worldwide, Inc., Loan B, LIBOR + 2.50%, 6/08/12	965,300
		Advance Food Co.,
774		Loan B, PRIME + 0.75%, 3/16/14	739,064
222		TBD, Unfunded, 3/16/14	212,222
750		American Safety Razor Co., Second Lien Loan, LIBOR + 6.25%, 1/30/14	746,250
		ARAMARK Corp.,
178		Letter of Credit, LIBOR + 2.00%, 1/26/14	173,305
2,487		Loan B, LIBOR + 2.00%, 1/26/14	2,424,837
448		Arby’s Restaurant Group, Inc., Loan B, LIBOR + 2.25%, 7/25/12	438,529
390		Bare Escentuals Beauty, Inc., First Lien Loan, LIBOR + 2.25%, 2/18/12	384,738
		Berkline Bench Craft,
94	[7]	Loan B, PRIME + 2.75%, 11/03/11	54,230
1,005	[7]	Second Lien Loan, TBD, 5/11/12	50,252
1,244		Brickman Group Ltd., LIBOR + 2.00%, 1/23/14	1,206,438
1,011		Burlington Coat Factory Warehouse Corp., Loan B, LIBOR + 2.25%, 5/28/13	945,381
1,090		Central Garden & Pet Co., Loan B, PRIME + 0.75%, 9/30/12	991,792
		Cenveo Corp.,
31		Delayed Draw Loan, LIBOR + 1.75%, 6/21/13	29,806
923		Loan C, LIBOR + 1.75%, 6/21/13	896,921
435		Chiquita Brands Intl., Inc., Loan C, LIBOR + 3.00%, 6/28/12	427,253
1,245		Claire’s Stores, Inc., Loan B, LIBOR + 2.75%, 5/29/14	1,169,912
993		Coinmach Corp., Loan B1, Unfunded, 1.25%, 12/19/12	985,492
2,209		Cracker Barrel, Loan B, LIBOR + 1.50%, 4/27/13	2,144,617
1,500		Culligan International Co., Second Lien Loan, LIBOR, 4/24/13 (EUR)	1,912,085
995		David’s Bridal, Inc., LIBOR + 2.00%, 1/31/14	937,788
		Dole Food Co., Inc.,
468		Letter of Credit, LIBOR, 4/12/13	453,863
1,038		LIBOR + 2.00%, 4/12/13	1,005,873
3,460		Loan C, LIBOR + 2.00%, 4/12/13	3,352,910
500		DS Waters Holdings, Inc., Loan B, LIBOR, 3/07/12	486,250
1,936		Eight O’Clock Coffee, First Lien Loan, LIBOR + 2.75%, 11/14/11	1,935,747
672		FTD, Inc., LIBOR + 2.00%, 7/28/13	664,045
350		Gold Toe, Second Lien Loan, LIBOR + 6.00%, 4/30/14	343,000
1,938		JRD Holdings, Inc., LIBOR + 2.50%, 5/11/14	1,889,063
780		Language Line, Inc., Loan B1, LIBOR + 3.25%, 6/11/11	757,381
1,000	[7]	Le-Natures, Inc., Loan B, LIBOR + 4.00%, 3/01/11	577,500
2,420		Michael Foods, Inc., Loan B1, LIBOR + 2.00%, 11/21/10	2,382,496
1,440		Neiman-Marcus Group, Inc., LIBOR + 1.75%, 4/06/13	1,413,836
1,330		New Page, Loan B, LIBOR + 2.25%, 5/02/11	1,313,308
1,500		Orchard Supply Hardware Stores Corp., Loan B2, LIBOR + 2.45%, 12/09/07	1,477,500
963		Oriental Trading Co., LIBOR + 2.25%, 7/31/13	924,585
		OSI Food Co.,
75		Pre Funded Revolver, Unfunded, 0.50%, 6/14/13	72,256
922		Loan B, LIBOR + 2.25%, 6/14/14	886,522
2,910		OSI Group LLC, LIBOR + 2.00% , 9/02/11	2,829,975
1,164		Pantry, Inc. (The), Loan B, LIBOR + 1.75%, 5/15/14	1,122,291
397		PETCO Animal Supplies, Inc., LIBOR + 2.25%, 10/26/13	387,241
591		Pierre Foods, Inc., Loan B, LIBOR + 4.00%, 6/30/10	580,901
750		Pivotal Promontory LLC, Second Lien Loan, PRIME + 5.50%, 8/31/11	656,250
1,315		Prestige Brands Holdings, Inc., Loan B, LIBOR + 2.25%, 4/06/11	1,304,701
1,975		Quiznos Corp., First Lien Loan, LIBOR + 2.25%, 5/05/13	1,910,263

Principal Amount (000)		Description	Value

Consumer Products—(cont’d)
		Riverdeep Interactive Learning, Inc.,
$402		Bridge Loan, LIBOR + 7.20%, 12/21/07	$400,179
995		Loan B, LIBOR + 2.75%, 12/20/13	987,318
3,650		ServiceMaster Co. (The), Bridge Loan, LIBOR + 4.50%, 6/19/08	3,371,687
		Sturm Foods, Inc.,
1,368		LIBOR + 2.50%, 1/31/14	1,272,356
500		Second Lien Loan, LIBOR + 7.00%, 7/21/14	458,750
621	[7]	Synventive Acquisition, Inc., Mezzanine Loan, LIBOR, 1/31/14	279,656
354		Warnaco, Inc., Loan B, LIBOR + 1.50%, 1/31/13	349,191
		Wastequip, Inc.,
311		Delayed Draw Loan, LIBOR + 2.25%, 2/05/13	293,286
689		Loan B, LIBOR + 2.25%, 2/05/13	649,215

		Total Consumer Products	55,590,607

Containers & Packaging—2.0%
		Bluegrass Container Co. LLC,
364		Delayed Draw Second Lien Loan, LIBOR + 5.00%, 12/30/13	364,318
341		First Lien Loan, LIBOR + 2.25%, 6/30/13	337,969
1,140		Loan B, LIBOR + 2.25%, 6/30/13	1,129,527
1,136		Second Lien Loan, LIBOR + 5.00%, 12/30/13	1,138,494
		Consolidated Container Co. LLC,
995		First Lien Loan, LIBOR + 2.25%, 3/28/14	927,837
750		Second Lien Loan, LIBOR, 9/28/14	648,750
2,456		Georgia-Pacific Corp., First Lien Loan, LIBOR + 1.75%, 12/20/12	2,396,598
4,975		Graham Packaging Co. LP, Loan B, LIBOR + 2.25%, 10/07/11	4,869,281
568		Smurfit-Stone Container Enterprises, Inc., Unfunded, 0.50%, 11/01/10	561,259
1,352		Solo Cup, Inc., LIBOR + 3.50%, 2/27/11	1,346,182

		Total Containers & Packaging	13,720,215

Ecological Services & Equipment—0.1%
500		Envirosolutions, Inc., LIBOR + 3.50%, 7/07/12	470,000
73		Sensus Metering Systems, Inc., Loan B2, LIBOR + 2.00%, 12/17/10	71,423

		Total Ecological Services & Equipment	541,423

Energy—6.0%
429		AES Corp., LIBOR + 1.75%, 4/30/08	425,223
		Big West Oil LLC,
550		Delayed Draw Loan, LIBOR + 1.50%, 5/15/14	528,000
448		LIBOR + 2.25%, 5/15/14	429,600
		Coffeyville Resources LLC,
243		Letter Of Credit, Unfunded, 0.50%, 12/29/10	240,659
793		Loan D, PRIME + 3.25%, 12/28/13	784,872
		Coleto Creek Power,
127		Letter of Credit, LIBOR + 2.85%, 6/28/13	125,000
1,849		Loan B, LIBOR + 2.75%, 6/28/13	1,814,531
1,485		Dresser, Inc., Loan B, LIBOR + 2.50%, 5/04/14	1,452,233
		ElectricInvest Holding Co. Ltd.,
894		LIBOR + 4.00% , 12/21/12 (EUR)	1,250,814
900		LIBOR + 4.00% , 12/21/12 (GBP)	1,808,212
2,000		Flint, Loan B9, LIBOR, 11/09/14	1,922,500
		Generac Power Systems, Inc.,
990		First Lien Loan, PRIME + 1.50%, 11/09/13	868,372
500		Second Lien Loan, PRIME + 5.00%, 5/10/14	358,959
1,474		Key Energy Services, Inc., Loan C, LIBOR + 2.50%, 6/30/12	1,467,302
		MACH Gen LLC,
70		Letter Of Credit, Unfunded, 0.50%, 2/22/13	67,887
675		LIBOR + 2.00%, 2/22/14	651,316
496		McJunkin Corp., Loan B, LIBOR + 3.25%, 1/31/13	493,459
493		MEG Energy Corp., Loan B, LIBOR + 2.00%, 4/03/13	481,788

See Notes to Financial Statements.

35	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Energy—(cont’d)
		Northeast Energy,
$159		Letter of Credit, LIBOR + 2.50%, 11/01/13	$152,988
1,297		Loan B, LIBOR + 2.50%, 11/01/13	1,251,802
250		Second Lien Loan, LIBOR + 4.50%, 5/01/14	236,875
1,995		Safenet, Inc., Loan B, LIBOR, 4/12/14	1,895,250
		SandRidge Energy, Inc.,
1,500		LIBOR, 4/01/14	1,485,000
1,500		TBD, 4/01/15	1,485,000
15,000		Texas Competitive Electric Holdings Co. LLC, TBD, 10/10/14	14,997,424
		TPF Generation Holdings LLC,
151		Letter of Credit, LIBOR + 2.10%, 12/15/13	147,381
770		Loan B, LIBOR + 2.00%, 12/15/13	753,776
47		Revolver Loan, Unfunded, 0.50%, 12/15/13	46,201
1,477		Trinidad Energy Services Income Trust, LIBOR + 2.50%, 5/13/11	1,462,725
926		Western Refining, LIBOR + 1.75%, 5/30/14	906,567
		Wolf Hollow I LP,
470		Loan B, LIBOR + 2.25%, 6/22/12	437,481
400		Synthetic Letter of Credit, LIBOR + 2.25%, 6/22/12	372,000
100		Synthetic Revolver Loan, LIBOR + 2.25%, 6/22/12	93,000

		Total Energy	40,894,197

Entertainment & Leisure—3.4%
		Alpha III,
857		Loan B1, LIBOR + 2.38%, 12/31/13	837,857
643		Loan B2, LIBOR + 2.38%, 12/31/13	628,393
1,000		Loan D, LIBOR, 6/30/14	975,833
1,692		CCM Merger, Inc., Loan B, LIBOR + 2.00%, 7/13/12	1,649,478
1,107		Cinemark, Inc., Loan B, LIBOR + 1.75%, 10/05/13	1,080,323
998		Discovery Channel, Loan B, LIBOR + 2.00%, 5/14/14	983,161
1,980		Greektown Holdings LLC, Loan B, LIBOR + 2.75%, 12/03/12	1,900,800
		Green Valley Ranch Gaming LLC,
479		First Lien Loan, LIBOR + 2.00%, 2/16/14	467,335
1,000		Second Lien Loan, LIBOR + 3.25%, 8/16/14	947,500
490		Hit Entertainment Ltd., LIBOR + 2.00%, 3/20/12	479,593
		Las Vegas Sands LLC,
700		Delayed Draw Loan, LIBOR + 0.75%, 5/23/14	678,731
2,294		Loan B, LIBOR + 1.75%, 5/23/14	2,224,539
4,925		Metro-Goldwyn-Mayer Studios, Inc., Loan B, LIBOR + 3.25%, 4/08/12	4,713,634
978		Penn National Gaming, Inc., Loan B, LIBOR + 1.75%, 10/03/12	969,818
3,728		Travelport LLC, LIBOR + 7.00%, 3/27/12	3,584,752
		Travelport, Inc.,
29		Letter of Credit, LIBOR + 2.25%, 8/23/13	28,354
145		LIBOR + 2.25%, 8/23/13	141,309
495		Wembley, Inc., First Lien Loan, LIBOR + 2.50%, 8/23/11	478,872
413		Yellowstone Mountain Club, LIBOR + 2.38%, 9/30/10	387,781

		Total Entertainment & Leisure	23,158,063

Financial Institutions—2.9%
984		Advantage Sales & Marketing, Inc., LIBOR + 2.00%, 3/29/13	946,694
1,489		Alix Partners, LIBOR + 2.00%, 10/12/13	1,460,836
990		Bankruptcy Management, LIBOR + 2.75%, 7/28/12	962,775
925		Billing Services Group, LIBOR + 2.50%, 5/11/12 (EUR)	1,339,908
929		BNY Convergex Group LLC, First Lien Loan, LIBOR + 3.00%, 10/02/13	913,482
432		CCC Information Services Group, Inc., Loan B, LIBOR + 2.50%, 2/10/13	426,637
1,238		Charter Mac, Loan B, LIBOR + 2.50%, 8/15/12	1,138,500
743		Conseco, Inc., LIBOR + 2.00%, 10/10/13	707,544
3,000	[1]	Enclave, Loan B, LIBOR, 3/01/12	2,842,680

Principal Amount (000)	Description	Value

Financial Institutions—(cont’d)
	GS Holdings Corp.,
$52	Delayed Draw Loan, LIBOR + 1.75%, 5/12/13	$50,662
80	LIBOR + 1.75%, 5/13/11	77,718
541	LIBOR + 1.75%, 5/12/13	526,878
4,000	J.G. Wentworth LLC, First Lien Loan, LIBOR + 2.25%, 4/04/14	3,805,000
385	Jostens, Inc., Loan C, LIBOR + 2.00%, 12/21/11	381,351
998	Lucite Intl. Finance Plc, LIBOR + 9.00%, 7/07/13 (EUR)	1,394,644
801	Professional Service, Inc., Loan B, LIBOR + 2.75%, 10/31/12	785,380
496	Renfro Corp., Delayed Draw Loan, LIBOR + 3.25%, 10/05/13	485,994
1,111	Sedgewick Claims Management Services, Inc., Loan B, LIBOR + 2.25%, 1/31/13	1,091,258
741	Vertellus, First Lien Loan, LIBOR + 3.25%, 3/31/13	720,258

	Total Financial Institutions	20,058,199

Health Care—2.9%
	Cardinal Health, Inc.,
1,995	Loan B, LIBOR + 2.25%, 4/15/14 (EUR)	2,600,870
1,496	Unfunded, 2.25%, 4/10/14	1,346,625
859	CCS Medical, Loan B, LIBOR + 3.25%, 9/30/12	834,993
	Community Health Systems, Inc.,
340	Delayed Draw Loan, Unfunded, 0.50%, 7/25/14	332,047
5,160	Loan B, LIBOR + 2.25%, 7/25/14	5,033,938
250	Emdeon Business Services, LLC, Second Lien Loan, LIBOR, 5/16/14	247,500
663	Eye Care Centers of America, Inc., LIBOR + 2.50%, 2/16/12	653,545
1,990	Health Management Associates, Inc., PRIME + 0.75%, 2/28/14	1,897,133
859	HealthSouth Corp., Loan B, LIBOR + 2.50%, 3/10/13	838,432
491	National Renal Institutes, Inc., Loan B, LIBOR + 2.25%, 3/31/13	477,163
	Quintiles Transnational Corp.,
985	First Lien Loan, LIBOR + 2.00%, 3/31/13	964,993
250	Second Lien Loan, LIBOR + 4.00%, 3/31/14	247,500
975	Select Medical Corp., Loan B, LIBOR + 2.00%, 2/24/12	931,531
980	Vanguard Health Holding Co. II LLC, LIBOR + 2.25%, 9/23/11	957,508
	Warner Chilcott Corp.,
1,722	Loan B, LIBOR + 2.00%, 1/18/12	1,692,909
515	Loan C, LIBOR + 2.00%, 1/18/12	506,661

	Total Health Care	19,563,348

Industrials—2.7%
987	Acosta, Inc., LIBOR + 2.25%, 7/28/13	964,047
983	Bolthouse Farms, Inc., First Lien Loan, LIBOR + 2.25%, 12/16/12	966,534
998	Bucyrus International, Inc., LIBOR + 1.50%, 5/04/14	985,031
	Buhrmann U.S., Inc.,
496	Loan D, LIBOR + 2.00%, 12/31/10	490,047
2,246	Loan D1, LIBOR + 2.00%, 12/23/10	2,218,149
1,725	Drummond Co., Inc., LIBOR + 1.25%, 2/14/11	1,690,500
1,496	Harland Clarke Holdings Corp., Loan B, LIBOR + 2.50%, 6/30/14	1,406,475
1,496	Jason, Inc., LIBOR + 2.50%, 4/30/10	1,451,363
	Kion Group,
250	Loan B, LIBOR + 2.25%, 3/15/15	245,764
250	Loan C, LIBOR + 2.50%, 3/15/16	247,014
1,500	Lincoln Industrial Corp., Second Lien Loan, LIBOR + 5.75%, 1/12/15	1,477,500
	Mivisa Envases S.A.U. (EUR)
826	Loan B1, LIBOR, 5/03/15	1,158,797
174	Loan B2, LIBOR, 5/03/15	243,708
2,469	Oshkosh Truck Corp., Loan B, LIBOR + 1.75%, 12/06/13	2,425,804

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	36

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)	Description	Value

Industrials—(cont’d)
	Standard Steel LLC,
$411	Loan B, LIBOR + 2.50%, 6/30/12	$403,229
83	Delayed Draw Loan, Unfunded, 2.50%, 6/30/12	81,258
1,210	Thermo Fluids, Inc., Loan B, LIBOR + 3.50%, 6/27/13	1,053,089
	Trimas Corp.,
94	Letter of Credit, LIBOR + 2.25%, 8/02/13	91,875
402	Loan B, LIBOR + 2.75%, 8/02/13	394,144
468	United Rentals NA, Inc., LIBOR + 2.00%, 2/14/11	464,919

	Total Industrials	18,459,247

Media—11.1%
500	Affinion Group, Inc., LIBOR + 6.25%, 3/01/12	485,834
988	Atlantic Broadband Finance LLC, Loan B2, LIBOR + 2.25%, 8/10/12	971,697
1,000	Audio Visual Services Corp., Second Lien Loan, LIBOR + 5.50%, 2/28/14	950,000
3,940	Cablevision Systems Corp., LIBOR + 1.75%, 3/29/13	3,842,485
6,468	Cequel Communications II LLC, First Lien Loan, LIBOR + 2.00%, 4/04/13	6,258,115
6,000	Charter Communications Holdings LLC, LIBOR + 2.00%, 3/06/13	5,760,000
714	CMP Susquehanna Corp., Loan B, LIBOR + 2.00%, 5/05/13	689,569
	Dex Media West LLC/Dex Media Finance Co.,
625	Loan B1, LIBOR + 1.50%, 3/09/10	617,292
2,486	Loan B2, LIBOR + 1.50%, 3/09/10	2,454,977
1,311	DirecTV Holdings LLC, Loan B, LIBOR + 1.50%, 4/13/13	1,301,047
	Gatehouse Media Operating, Inc.,
592	Delayed Draw Loan, LIBOR + 2.00%, 8/28/14	548,031
1,000	Loan B, LIBOR + 2.00%, 8/28/14	926,250
2,000	Gray Television, Inc., Delayed Draw Loan, LIBOR + 1.50%, 12/31/14	1,924,166
2,978	Idearc, Inc., Loan B, LIBOR + 2.00%, 11/17/14	2,932,528
499	Knology, First Lien Loan, LIBOR + 2.25%, 6/30/12	481,294
1,985	Mediacom Broadband LLC, Loan D1, LIBOR + 1.75%, 1/31/15	1,919,070
1,960	Mediacom Illinois LLC, Loan C, LIBOR + 1.75%, 1/31/15	1,896,481
1,907	Mission Broadcasting, Inc., Loan B, LIBOR + 1.75%, 10/01/12	1,835,485
357	Multicultural Radio Broadcasting, Inc., LIBOR + 2.75%, 12/18/12	349,860
1,000	National CineMedia, Inc., Loan B, LIBOR + 1.75%, 2/13/15	964,219
	New Wave Communications,
2	LIBOR + 2.75%, 6/20/13	68,950
938	Loan A, LIBOR + 3.50%, 6/30/13	924,053
235	Loan Z, LIBOR + 3.50%, 6/20/13	164,495
63	TBD, 6/20/13	62,055
1,806	Nexstar Finance, Inc., Loan B, LIBOR + 1.75%, 10/01/12	1,738,291
3,465	Nielsen Finance LLC/Nielsen Finance Co., Loan B, LIBOR + 2.00%, 8/09/13	3,368,754
	NTL Investment Holding Ltd.,
446	Loan B1, LIBOR + 2.13%, 9/03/12 (GBP)	897,657
522	Loan B2, TBD, 9/03/12 (GBP)	1,049,219
484	Loan B4, LIBOR + 2.00%, 9/03/12	468,552
2,000	Loan C, TBD, 3/03/13 (GBP)	4,038,001
	Penton Media, Inc.,
1,119	First Lien Loan, LIBOR + 2.25%, 2/01/13	1,059,209
1,000	Second Lien Loan, LIBOR + 5.00%, 2/01/14	932,500
	ProSieben (EUR)
500	Loan B1, LIBOR + 2.375%, 3/04/16	676,291
500	Loan C1, LIBOR + 2.625%, 6/30/15	679,913
1,000	Loan D1, LIBOR + 3.75%, 9/02/16	1,329,044
750	Puerto Rico Cable Acquisition Co., Second Lien Loan, LIBOR + 6.25%, 1/26/12	708,750
998	RCN Corp., Loan B, LIBOR + 2.25%, 5/25/14	965,705
2,838	RH Donnelley, Inc., Loan D2, LIBOR + 1.50%, 6/30/11	2,792,642

Principal Amount (000)	Description	Value

Media—(cont’d)
	Univision Communications, Inc.,
$201	Delayed Draw Loan, Unfunded, 1.00%, 9/29/14	$190,541
5,799	Loan B, LIBOR + 2.25%, 9/29/14	5,487,583
1,000	Second Lien Loan, LIBOR, 3/29/09	989,375
	UPC Broadband Holding BV,
1,413	Loan M1, LIBOR, 12/31/14 (EUR)	1,977,718
3,500	Loan N1, LIBOR + 1.75%, 12/31/14	3,380,783
1,922	WMG Acquisition Corp., LIBOR + 2.00%, 2/28/11	1,872,243
	Yell Group Plc,
1,000	Loan B, LIBOR + 2.00%, 2/10/13	984,063
1,500	Loan B, LIBOR + 2.00%, 2/27/13 (EUR)	2,137,176

	Total Media	76,051,963

Real Estate—0.7%
3,000	Georgian Towers, Loan B5, LIBOR, 3/01/12	2,853,269
488	Masonite Intl. Corp., LIBOR + 2.00% , 4/06/13	456,891
1,496	Realogy Corp., LIBOR + 3.00%, 10/10/13	1,388,333

	Total Real Estate	4,698,493

Technology—2.9%
737	Affiliated Computer Services, Inc., Loan B, LIBOR + 2.00%, 3/20/13	726,397
973	ClientLogic Corp., LIBOR + 2.50%, 1/30/14	919,920
995	CoCreate Software, Inc., LIBOR + 3.00%, 5/17/13	965,150
371	Coinstar, Inc., LIBOR + 2.25%, 7/07/11	369,173
500	Electrical Components Intl. Holdings Co., Second Lien Loan, LIBOR + 6.50%, 5/01/14	440,000
1,750	First Data Corp., Loan B1, LIBOR + 2.75% 9/24/14	1,683,579
4,000	Flextronics Intl. Ltd., Loan A, LIBOR, 10/12/14	3,970,000
	Intergraph Corp.,
419	First Lien Loan, LIBOR + 2.00%, 5/29/14	408,747
750	Second Lien Loan, LIBOR + 6.00%, 11/15/14	744,375
989	Marvell Technology Group Ltd., Loan B, LIBOR + 2.50%, 11/09/09	967,114
694	RedPrairie Corp., Loan B, PRIME + 2.00%, 7/20/12	676,628
1,500	San Juan Cable, LIBOR + 6.50%, 10/31/13	1,434,845
1,945	Sensata Technologies BV, Loan B, LIBOR + 1.75%, 4/27/13	1,889,922
2,444	SunGard Data Systems, Inc., Loan B, LIBOR + 2.00%, 2/28/14	2,408,204
945	Verifone, Inc., LIBOR + 1.75%, 10/31/13	937,913
996	Wire Rope Corp., LIBOR + 2.25%, 2/08/14	970,961

	Total Technology	19,512,928

Telecommunications—3.7%
1,990	American Cellular Corp., Loan B, LIBOR + 2.00%, 3/15/14	1,981,294
1,250	American Cellular Wireless LLC, Delayed Draw Loan, Unfunded, 0.75%, 3/15/14	1,242,187
	Cellular South, Inc.,
500	Delayed Draw Loan, Unfunded, 1.00%, 5/29/14	490,000
1,496	Loan B, PRIME + 0.75%, 5/29/14	1,466,325
1,481	Consolidated Communications, Inc., Loan D, LIBOR + 1.75%, 10/14/11	1,471,066
500	Country Road Communications LLC, Second Lien Loan, LIBOR + 7.75%, 7/15/13	492,500
	Eircom Group Plc (EUR)
2,000	Loan B, LIBOR + 1.88%, 9/30/14	2,835,813
2,000	Loan C, LIBOR + 2.13%, 9/30/15	2,851,831
4,000	Insight Midwest Holdings LLC, Loan B, Unfunded, 1.75%, 4/06/14	3,912,224
2,000	Iowa Telecommunications Services, Inc., Loan B, LIBOR + 1.75%, 11/23/11	1,970,000
	NG Wireless,
140	Delayed Draw Loan, Unfunded, 0.50%, 7/31/14	138,269
610	First Lien Loan, PRIME + 2.75%, 7/31/14	600,481
1,700	NTELOS, Inc., First Lien Loan, LIBOR + 2.25%, 8/24/11	1,679,861
2,970	West Corp., Loan B2, LIBOR + 2.38%, 10/24/13	2,909,004

See Notes to Financial Statements.

37	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Limited Duration Income Trust (BLW) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
		Wind Acquisition Finance S.A. (EUR)
$693		Loan A1, LIBOR + 2.00%, 5/25/12	$990,929
139		Loan A2, LIBOR + 2.00%, 12/31/10	199,284

		Total Telecommunications	25,231,068

Transportation—2.2%
		Dockwise Transport N.V.,
1,489		Loan B1, LIBOR + 2.38%, 11/01/15	1,447,470
489		Loan C, LIBOR + 2.88%, 11/01/16	474,401
1,000		Loan C2, LIBOR + 2.88%, 11/01/16	975,625
		Hawker Beechcraft Acquisition Co.,
78		Letter of Credit, Unfunded, 0.50%, 3/26/14	76,076
917		LIBOR + 2.00%, 3/26/14	894,585
1,750		RailAmerica, Inc., Loan B, LIBOR + 2.25%, 8/14/08	1,719,375
644		Sirva Worldwide, Inc., LIBOR + 7.25%, 12/01/10	450,378
3,977		Swift Transportation Co., Inc., LIBOR + 3.00%, 5/10/14	3,488,881
3,000		U.S. Airways, Loan B, LIBOR + 2.50%, 3/24/14	2,863,392
2,239		United Air Lines, Inc., Loan B, LIBOR + 2.00%, 2/01/14	2,142,358

		Total Transportation	14,532,541

		Total Bank Loans	386,247,615

Mortgage Pass-Through Securities—21.3%
		Federal National Mortgage Assoc.,
22	[8]	5.50%, 12/01/28	21,448
8,564		5.50%, 4/01/29-11/01/33	8,467,048
17,000		7.25%, 1/15/10	18,027,939
121,000		TBA, 5.00%, 11/19/22	119,109,375

		Total Mortgage Pass-Through Securities	145,625,810

Interest Only Asset-Backed Securities—0.2%
		Sterling Coofs Trust,
21,937		Ser. 1, 2.365%, 4/15/29	973,475
18,114	[2]	Ser. 2, 2.081%, 3/30/30	486,826

		Total Interest Only Asset-Backed Securities	1,460,301

U.S. Government and Agency Securities—4.1%
		U.S. Treasury Notes,
20,425	[4]	3.375%, 12/15/08-9/15/09	20,273,083
6,000	[4,8]	3.875%, 5/15/09	5,992,032
1,815	[4]	4.25%, 8/15/15	1,801,388

		Total U.S. Government and Agency Securities	28,066,503

Foreign Government Bonds—2.5%
238		Bolivarian Republic of Venezuela, %, 12/18/07	238,029
4,871		Peru Government International Bond, 8.375%, 5/03/16	5,735,602
5,000	[4]	Republic of Colombia, 9.75%, 4/23/09	5,325,000
5,093	[4]	Turkey, 7.00%, 9/26/16	5,328,806

		Total Foreign Government Bonds	16,627,437

Units (000)		Description	Value

Warrants—0.0%
2	[9]	Reliant Resources, Inc., expires 8/25/08, strike price $0.001, 1 share for 1 warrant’	$41,249

Shares

Common Stocks—0.0%
7,579	[1,9]	Critical Care Systems Intl., Inc.	47,371

Preferred Stock—0.0%
125,000	[1]	Superior Essex Holding Corp., Ser. A, 9.50%,	77,500

		Total Long-Term Investments (cost $930,394,349)	913,265,094

Principal Amount (000)

SHORT-TERM INVESTMENT—0.5%
U.S. Government and Agency Discount Notes—0.5%
$3,200	[10]	Federal Home Loan Bank Disc. Notes, 4.351%, 11/01/07 (cost $3,200,000)	3,200,000

Total investments—134.2% (cost $933,594,34911)			$916,465,094
Liabilities in excess of other assets—(34.2)%			(233,355,673)

Net Assets—100% $			$683,109,421

[1]	Security is fair valued.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 9.8% of its net assets, with a current market value of $66,717,528, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.

[5]	Illiquid security. As of October 31, 2007, the Trust held 0.6% of its net assets, with a current market value of $4,365,591, in these securities.

[6]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.

[7]	Issuer is in default and/or bankruptcy.

[8]

Security, or a portion thereof, pledged as collateral with a value of $77,630 on 81 long U.S. Treasury Note futures contracts expiring December 2007. The notional value of such contracts on October 31, 2007 was $8,694,844, with an unrealized gain of $45,523.

[9]	Non-income producing security.

[10]	Rate shown is the yield to maturity as of the date of purchase.

[11]

Cost for federal income tax purposes is $933,721,317. The net unrealized depreciation on a tax basis is $17,256,223, consisting of $9,391,420 gross unrealized appreciation and $26,647,643 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	38

Portfolio of Investments as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ)
(Percentages shown are based on Net Assets)

Shares		Description	Value

LONG-TERM INVESTMENTS—144.4%
Common Stocks—40.4%
Aerospace & Defense—0.6%
1,900		L-3 Communications Holdings, Inc.	$208,316
28,300		Lockheed Martin Corp.	3,114,132
40,300		Northrop Grumman Corp.	3,369,886

		Total Aerospace & Defense	6,692,334

Automotive—0.3%
264,500	[1]	Ford Motor Co.	2,346,115
1,900		General Motors Corp.	74,461
11,200		Genuine Parts Co.	549,584
3,800		PACCAR, Inc.	211,128

		Total Automotive	3,181,288

Basic Materials—1.7%
23,300		Allegheny Technologies, Inc.	2,380,561
2,400		BASF AG (ADR)	333,408
72,200		Dow Chemical Co. (The)	3,251,888
71,500		E.I. du Pont de Nemours & Co.	3,539,965
74,200		Intl. Paper Co.	2,742,432
33,900		MeadWestvaco Corp.	1,140,396
21,000		Monsanto Co.	2,050,230
30,000		Nucor Corp.	1,860,600
13,700		PPG Industries, Inc.	1,023,938
14,100		Weyerhauser Co.	1,070,331

		Total Basic Materials	19,393,749

Building & Development—0.1%
9,300		D.R. Horton, Inc.	118,017
2,600		KB Home	71,864
16,000		Masco Corp.	385,280

		Total Building & Development	575,161

Consumer Products—5.7%
93,100		Altria Group, Inc.	6,789,783
4,800	[1]	Amazon.com, Inc.	427,920
76,200	[1]	Amgen, Inc.	4,427,982
45,000		Anheuser-Busch Cos., Inc.	2,307,600
10,300		Black & Decker Corp.	926,073
8,300		Clorox Co.	519,331
14,300	[1]	Coach, Inc.	522,808
68,100		Coca-Cola Co. (The)	4,205,856
49,506		CVS Caremark Corp.	2,067,866
26,400		Eastman Kodak Co.	756,624
21,800		Fortune Brands, Inc.	1,826,186
6,700		Gap, Inc.	126,630
112,500		Home Depot, Inc.	3,544,875
6,900		JCPenney Co., Inc.	388,056
10,600	[1]	Kohl’s Corp.	582,682
54,446		Kraft Foods, Inc.	1,819,041
17,200		Loews Corp.	844,348
12,600		Ltd. Brands, Inc., Class A	277,326
1,600		Macy’s, Inc.	51,248
17,400		Newell Rubbermaid, Inc.	507,384
1,400		Nordstrom, Inc.	55,216
1,500		OfficeMax, Inc.	47,475
60,300		PepsiCo, Inc.	4,445,316
128,000		Procter & Gamble Co.	8,898,560
19,700		Reynolds American, Inc.	1,269,271
140,100		Sara Lee Corp.	2,317,254
10,100	[1]	Sears Holdings Corp.	1,361,379
75,900	[1]	Starbucks Corp.	2,025,012
1,000		Universal Corp.	48,740
53,100		UST, Inc.	2,831,292
4,700		VF Corp.	409,511
115,100		Wal-Mart Stores, Inc.	5,203,671
37,900		Walgreen Co.	1,502,735

		Total Consumer Products	63,335,051

Shares		Description	Value

Energy—5.3%
13,500		American Electric Power, Inc.	$650,835
15,500		Anadarko Petroleum Corp.	914,810
11,100		Apache Corp.	1,152,291
2,900		BP Plc (ADR)	226,171
10,700		Baker Hughes, Inc.	927,904
15,800		Chesapeake Energy Corp.	623,784
100,400		Chevron Corp.	9,187,604
55,900		ConocoPhillips	4,749,264
35,700		Consolidated Edison, Inc.	1,681,113
27,600		DTE Energy Co.	1,368,960
14,900		Devon Energy Corp.	1,391,660
78,400		Duke Energy Corp.	1,502,928
22,800		Exelon Corp.	1,887,384
155,900		Exxon Mobil Corp.	14,341,241
24,500		Great Plains Energy, Inc.	731,080
14,000		Hess Corp.	1,002,540
13,800	[1]	National Oilwell Varco, Inc.	1,010,712
1,500		Nicor, Inc.	64,905
24,000		NiSource, Inc.	490,800
21,000		Sasol Ltd. (ADR)	1,068,060
25,400		Schlumberger Ltd.	2,452,878
49,918		Smith Intl., Inc.	3,297,084
44,700		Southern Co.	1,638,702
24,400		Spectra Energy Corp.	633,912
15,100	[1]	Transocean, Inc.	1,802,487
21,200		Valero Energy Corp.	1,493,116
13,000	[1]	Weatherford Intl. Ltd.	843,830
2,300		Williams Cos., Inc.	83,927
14,800		XTO Energy, Inc.	982,424

		Total Energy	58,202,406

Entertainment & Leisure—0.3%
12,500		Brunswick Corp.	278,875
31,900		Carnival Corp.	1,530,562
50,000		Regal Entertainment Group	1,128,500

		Total Entertainment & Leisure	2,937,937

Financial Institutions—7.5%
11,700		American Capital Strategies Ltd.	507,897
47,700	[2]	American Intl. Group, Inc.	3,010,824
18,300		Arthur J. Gallagher & Co.	486,963
71,400		BB&T Corp.	2,639,658
205,400		Bank of America Corp.	9,916,712
37,452		Bank of New York Mellon Corp.	1,829,530
1,800		CME Group, Inc.	1,199,250
31,600		Charles Schwab Corp. (The)	734,384
16,800		Cigna Corp.	881,832
246,300		Citigroup, Inc.	10,319,970
33,800		Comerica, Inc.	1,577,784
37,750		Discover Financial Services	728,575
84,900	[1]	E*Trade Financial Corp.	945,786
37,400		Fannie Mae	2,133,296
5,400		Franklin Resources, Inc.	700,272
22,900		Freddie Mac	1,196,067
23,800		Goldman Sachs Group, Inc. (The)	5,900,496
20,700		HSBC Holdings Plc (ADR)	2,060,064
21,400		Hartford Financial Services Group, Inc.	2,076,442
85,300		JPMorgan Chase & Co.	4,009,100
13,300		KeyCorp	378,385
24,200		Legg Mason, Inc.	2,007,148
26,600		Lehman Brothers Holdings, Inc.	1,684,844
40,800		Lincoln National Corp.	2,544,696
259,600		MCG Capital Corp.	3,636,996
54,900		Marsh & McLennan Cos., Inc.	1,421,361
28,600		MetLife, Inc.	1,969,110
19,500		National City Corp.	472,875
54,700		Progressive Corp.	1,011,950
15,300		Prudential Financial, Inc.	1,479,816

See Notes to Financial Statements.

39	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

Financial Institutions—(cont’d)
23,900		Regions Financial Corp.	$648,168
19,100		Safeco Corp.	1,105,890
25,900		Travelers Cos., Inc.	1,352,239
75,100		U.S. Bancorp	2,490,316
64,900		Wachovia Corp.	2,967,877
48,600		Washington Mutual, Inc.	1,354,968
81,300		Wells Fargo & Co.	2,765,013
25,700		Western Union Co. (The)	566,428
8,900		XL Capital Ltd., Class A Bermuda	640,355

		Total Financial Institutions	83,353,337

Health Care—4.7%
52,200		Abbott Laboratories	2,851,164
11,900		Allergan, Inc.	804,202
9,600	[1]	Biogen Idec, Inc.	714,624
32,600	[1]	Boston Scientific Corp.	452,162
153,200		Bristol-Myers Squibb Co.	4,594,468
13,200	[1]	Celgene Corp.	871,200
50,100	[1]	Charles River Laboratories Intl., Inc.	2,905,800
32,500		Covidien Ltd. Bermuda	1,352,000
64,900		Eli Lilly & Co.	3,514,335
10,100	[1]	Genzyme Corp.	767,297
31,200	[1]	Gilead Sciences, Inc.	1,441,128
106,600		Johnson & Johnson	6,947,122
11,400		McKesson Corp.	753,540
10,800	[1]	Medco Health Solutions, Inc.	1,019,304
107,500		Merck & Co., Inc.	6,262,950
367,900	[2]	Pfizer, Inc.	9,054,019
11,100		Quest Diagnostics, Inc.	590,298
11,500		Stryker Corp.	816,500
16,300	[1]	Thermo Fisher Scientific, Inc.	958,603
47,400		UnitedHealth Group, Inc.	2,329,710
23,700	[1]	WellPoint, Inc.	1,877,751
19,500	[1]	Zimmer Holdings, Inc.	1,355,055

		Total Health Care	52,233,232

Industrials—3.1%
43,500		3M Co.	3,756,660
44,800		Caterpillar, Inc.	3,342,528
3,500		Cummins, Inc.	419,860
9,200		Danaher Corp.	788,164
45,400		Emerson Electric Co.	2,373,058
14,500		Fluor Corp.	2,291,000
383,400		General Electric Co.	15,780,744
38,000		Illinois Tool Works, Inc.	2,175,880
22,800		Johnson Controls, Inc.	996,816
20,300		Leggett & Platt, Inc.	394,429
5,300		Precision Castparts Corp.	793,993
15,900		Rockwell Automation, Inc.	1,095,192
3,300		Tyco Intl. Ltd.	135,861

		Total Industrials	34,344,185

Media—1.1%
75,100		CBS Corp., Class B	2,155,370
2,987		Citadel Broadcasting Corp.	13,144
129,450	[1]	Comcast Corp., Class A	2,724,923
55,700	[1]	DIRECTV Group, Inc.	1,474,936
34,300		New York Times Co. (The)	670,908
77,300		News Corp., Class A	1,675,091
28,200	[1]	Viacom, Inc.	1,164,378
64,900		Walt Disney Co. (The)	2,247,487

		Total Media	12,126,237

Real Estate—0.5%
4,000		Boston Properties, Inc. (REIT)	433,360
9,900		Equity Residential (REIT)	413,622
15,600		First Industrial Realty Trust, Inc. (REIT)	635,700
51,500		Hospitality Properties Trust (REIT)	2,039,400

Shares		Description	Value

Real Estate—(cont’d)
6,000		Plum Creek Timber Co., Inc. (REIT)	$268,020
39,600		Starwood Hotels & Resorts Worldwide, Inc.	2,251,656

		Total Real Estate	6,041,758

Technology—6.2%
19,700	[1]	Adobe Systems, Inc.	943,630
12,900	[1]	Agilent Technologies, Inc.	475,365
59,500		Analog Devices, Inc.	1,990,870
31,300	[1]	Apple, Inc.	5,945,435
52,300	[1]	AutoDesk, Inc.	2,557,470
18,000	[1]	Broadcom Corp.	585,900
27,200	[1]	Cognizant Technology Solutions Corp.	1,127,712
82,700	[1]	Dell, Inc.	2,530,620
70,000	[1]	EMC Corp.	1,777,300
92,800	[1]	eBay, Inc.	3,350,080
16,500	[1]	Electronic Arts, Inc.	1,008,480
7,300	[1]	Google, Inc.	5,161,100
37,800		Hewlett-Packard Co.	1,953,504
182,900		Intel Corp.	4,920,010
22,000		Intl. Business Machines Corp.	2,554,640
39,100	[1]	Lam Research Corp.	1,962,820
69,800		Linear Technology Corp.	2,304,796
7,500	[1]	MEMC Electronic Materials, Inc.	549,150
287,000		Microsoft Corp.	10,564,470
94,050	[1]	Nvidia Corp.	3,327,489
131,500	[1]	Oracle Corp.	2,915,355
51,900		Paychex, Inc.	2,168,382
17,200		Pitney Bowes, Inc.	688,688
44,900	[1]	SanDisk Corp.	1,993,560
115,800	[1]	Sanmina-SCI Corp.	255,918
252,400	[1]	Sun Microsystems, Inc.	1,441,204
34,900	[1]	Symantec Corp.	655,422
32,500		Tyco Electronics Ltd.	1,159,275
36,300	[1]	Xerox Corp.	633,072
4,300		Xilinx, Inc.	104,920
42,000	[1]	Yahoo!, Inc.	1,306,200

		Total Technology	68,912,837

Telecommunications—2.6%
175,987		AT&T, Inc.	7,354,497
40,610		Chunghwa Telecom Co. Ltd. (ADR)	779,712
209,600	[1]	Cisco Systems, Inc.	6,929,376
64,000		Citizens Communications Co.	842,240
52,500		Corning, Inc.	1,274,175
17,200	[1]	Juniper Networks, Inc.	619,200
123,900		Qualcomm, Inc.	5,294,247
98,400		Verizon Communications, Inc.	4,533,288
93,412		Windstream Corp.	1,256,391

		Total Telecommunications	28,883,126

Transportation—0.7%
16,000		General Maritime Corp.	450,880
51,645		Nordic American Tanker Shipping	1,998,145
87,700		Ship Finance Intl. Ltd.	2,401,226
37,900		United Parcel Service, Inc., Class B	2,846,290

		Total Transportation	7,696,541

		Total Common Stocks	447,909,179

Preferred Stocks—18.9%
Energy—2.7%
100,000		Alabama Power Co., 6.50%	2,525,000
40,000		Entergy Louisiana LLC, 6.95%	4,156,478
785,000		Interstate Power & Light Co., Ser. B, 8.375%	23,672,695

		Total Energy	30,354,173

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	40

Portfolio of Investments as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ) (continued) (Percentages shown are based on Net Assets)

Shares		Description	Value

Financial Institutions—14.7%
400,000		ACE Ltd., Ser. C, 7.80%	$10,237,520
400,000		Aegon N.V., 6.50%	9,137,520
		Arch Capital Group Ltd.,
100,000		8.00%	2,500,000
160,000		Ser. B, 7.875%	3,947,200
655,000	[3]	Aspen Insurance Holdings Ltd., 7.401%	15,621,750
180,000	[3]	Axis Capital Holdings Ltd., Ser. B, 7.50%	18,331,884
320,000		Bank of America Corp., 6.625%	8,210,016
10,000	[4]	Centaur Funding Corp., Ser. B, 9.08%	11,312,500
150,000	[4]	CoBank ACB, 7.00%	7,478,700
389,000		Endurance Specialty Holdings Ltd., 7.75%	9,907,363
316,000		Federal Home Loan Mortgage Corp., Ser. Y, 6.55%	8,137,000
200,000		ING Groep N.V., 6.125%	4,387,500
265,600		PartnerRE Ltd., Ser. C, 6.75%	6,241,600
285,000		RenaissanceRe Holdings Ltd., Ser. D, 6.60%	6,093,300
50	[3]	Roslyn Real Estate Asset Corp., Ser. D, 8.881%	5,026,562
67,200		Royal Bank of Scotland Group Plc, Ser. L, 5.75%	1,414,560
		Santander Finance Preferred S.A. Unipersonal,
522,000	[4]	6.50%	12,267,000
670,000	[4]	7.05%	15,703,125
277,900		XL Capital Ltd., Ser. B, 7.625%	6,964,869

		Total Financial Institutions	162,919,969

Real Estate—1.5%
300,000		CBL & Associates Properties, Inc., Ser. C, 7.75% (REIT)	7,206,000
55,000		iStar Financial, Inc., Ser. I, 7.50% (REIT)	1,182,500
372,500		Public Storage, Inc., Ser. M, 6.625% (REIT)	8,229,941

		Total Real Estate	16,618,441

		Total Preferred Stocks	209,892,583

Principal Amount (000)

Trust Preferred Stocks—71.6%
Building & Development—0.3%
$3,160	[3,4,5]	C8 Capital SPV Ltd., 6.64% (British Virgin Islands)	3,080,905

Energy—2.6%
4,500	[3]	Enterprise Products Operating LP, 8.375%, 8/01/66	4,684,248
120,000		Nexen, Inc., 7.35%, 11/01/43	2,970,000
5,900	[3]	PPL Capital Funding, Inc., Ser. A, 6.70%, 3/30/67	5,693,022
288,000		PPL Energy Supply LLC, 7.00%, 7/15/46	7,209,014
1,575	[3]	Puget Sound Energy, Inc., Ser. A, 6.974%, 6/01/67	1,482,497
7,325	[3]	Trans-Canada Pipelines Ltd., 6.35%, 5/15/67 (Canada)	7,086,945

		Total Energy	29,125,726

Financial Institutions—64.8%
2,375	[3,5]	Abbey National Capital Trust I, 8.963%	2,897,982
17,000		Ace Capital Trust II, 9.70%, 4/01/30	21,717,840
		Allstate Corp.,
8,725	[3]	6.125%, 5/15/37	8,531,916
10,675	[3]	6.50%, 5/15/57	10,350,918
11,150		American Intl. Group, Inc., Ser. A1, 6.25%, 3/15/37	10,376,268
18,273		AON Corp., 8.205%, 1/01/27	19,846,561
5,000		Astoria Capital Trust I, Ser. B, 9.75%, 11/01/29	5,612,955
		AXA S.A. (France)
17,000	[3,4,5]	6.463%	15,807,178
3,225	[3,4,5]	6.379%	2,937,188
		Barclays Bank Plc (United Kingdom)
15,000	[3,4,5]	6.86%	14,704,647
4,275	[3,4,5]	7.434%	4,531,675
15,300	[3]	BB&T Capital Trust IV, 6.82%, 6/12/57	14,904,311
170,731		Berkley W.R. Capital Trust II, 6.75%, 7/26/45	3,996,181
23,200,	[2,3,4,5]	BNP Paribas, 7.195% (France)	23,075,834
6,685	[3,4,5]	BOI Capital Funding No. 2 LP, 5.571% (Ireland)	6,145,521

Principal
Amount
(000)		Description	Value

Financial Institutions—(cont’d)
$30,000	[3,4,5,6]	BOI Capital Funding No. 3, 6.107% (Ireland)	$27,601,950
7,700	[5]	BTA Finance Luxembourg SA, 8.25% (Kazakhstan)	5,736,500
5,000	[3,4,5]	C10 Capital SPV Ltd., 6.722% (British Virgin Islands)	4,818,500
5,000		Capital One Capital III, 7.686%, 8/15/36	4,846,285
15,300	[3]	Chubb Corp., 6.375%, 3/29/37	15,061,029
210,000		Citizens Funding Trust I, 7.50%, 9/15/66	4,882,500
20,000	[3,4,5]	Commonwealth Bank of Australia, 6.024% (Australia)	19,269,300
27,970	[3,4,5]	Credit Agricole S.A., 6.637% (France)	26,581,905
7,000	[3,5]	Credit Suisse Ltd., 5.86% (Guernsey)	6,520,927
7,200	[4]	Dresdner Funding Trust I, 8.151%, 6/30/31	7,877,347
12,025	[3]	Everest Reinsurance Holdings, Inc., 6.60%, 5/15/37	11,244,133
2,025	[3,5]	Goldman Sachs Capital II, 5.793%	1,888,537
25,000	[3,4,5]	HBOS Plc, 6.657% (United Kingdom)	22,216,250
7,000	[3,4,5]	HSBC Capital Funding LP, Ser. 2, 10.176% (Jersey Channel Islands)	9,205,357
3,250	[3]	Huntington Capital III, 6.65%, 5/15/37	3,049,846
3,867	[4]	HVB Funding Trust I, 8.741%, 6/30/31	4,485,782
25,100	[3,4,5,6]	ICICI Bank Ltd., 7.25% (India)	23,306,103
10,000	[3,5]	ING Groep N.V., 5.775% (Netherlands)	9,658,830
12,875	[3]	JPMorgan Chase Capital XXI, Ser. U, 5.844%, 2/02/37	11,422,430
13,945	[3]	JPMorgan Chase Capital XXIII, 6.558%, 5/15/47	12,289,296
5,000	[5]	Kazkommerts Finance 2 BV, 9.25% (Netherlands)	4,548,875
785,000		KeyCorp Capital IX, 6.75%, 12/15/66	18,494,600
5,000	[3,5]	Lehman Brothers Holdings Capital Trust V, Ser. MTN, 5.857%	4,666,875
11,600	[3,4]	Liberty Mutual Group, Inc., Ser. B, 7.00%, 3/15/37	10,903,907
4,225	[3]	Lincoln National Corp., 6.05%, 4/20/67	4,049,244
13,000	[3,4,5]	Lloyds TSB Group Plc, 6.267% (United Kingdom)	12,026,547
10,000	[3,4]	Mangrove Bay Pass-Through Trust, 6.102%, 7/15/33	9,334,000
21,000	[3,4,5]	Mizuho Capital Investment 1 Ltd., 6.686% (Cayman Islands)	19,899,180
298,100		National City Capital Trust II, 6.625%, 11/15/36	6,390,519
8,025		Nationwide Financial Services, 6.75%, 5/15/37	7,719,721
19,675	[3]	Progressive Corp., 6.70%, 6/15/37, 6/15/37	19,306,743
7,105	[3,4,5]	QBE Capital Funding II LP, 6.797% (Jersey Channel Islands)	6,948,676
7,780	[5]	RBS Capital Trust, Ser. B, 6.80% (United Kingdom)	7,604,950
16,825	[3,4,5]	Resona Preferred Global Securities Ltd., 7.191% (Cayman Islands)	16,895,800
		Royal Bank of Scotland Group Plc, (United Kingdom)
4,675	[3,4,5]	6.99%	4,756,813
3,130	[3,5]	7.648%	3,341,369
6,100	[3,5]	Ser. MTN, 7.64%	6,322,723
7,000	[3,4,5]	Shinsei Finance II, 7.16% (Cayman Islands)	6,345,941
10,000	[3,4,5]	SMFG Preferred Capital 1 Ltd., 6.078% (Cayman Islands)	9,354,100
17,850	[3,4,5]	Societe Generale, 5.922% (France)	16,987,666
85,000		Sovereign Capital Trust V, 7.75%, 5/22/36	2,127,661
28,305	[3,6]	State Street Capital Trust IV, 6.694%, 6/15/37	25,559,273
11,300	[3,4,5]	Standard Chartered Plc, 7.014% (United Kingdom)	11,307,119
27,475	[3,4,5,6]	Swiss Re Capital I LP, 6.854%	27,711,477
19,100	[3]	Travelers Cos., Inc., 6.25%, 3/15/37	18,547,380
95,700		Wachovia Capital Trust IX, 6.375%, 6/01/67	2,177,175
3,225	[3]	Webster Capital Trust IV, 7.65%, 6/15/37	3,198,942
4,400	[3,4,5]	White Mountains RE Group Ltd., 7.506% (Bermuda)	4,151,206
7,150	[3,4]	Woori Bank, 6.208%, 5/02/37 (South Korea)	6,665,087
10,000	[3,5]	XL Capital Ltd., Ser. E, 6.50% (Cayman Islands)	9,287,300
15,220	[3,4]	ZFS Finance Trust I, 6.50%, 5/09/37	14,647,774

		Total Financial Institutions	718,678,425

Media—1.6%
780,000		Comcast Corp., 6.625%, 5/15/56	18,119,400

Real Estate—1.6%
13,000	[4,5]	Sovereign Real Estate Investment Corp. (REIT), 12.00%	18,122,000

Telecommunications—0.6%
270,000		AT&T, Inc., 6.375%, 2/15/56	6,504,300

		Total Trust Preferred Stocks	793,630,756

See Notes to Financial Statements.

41	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ) (continued) (Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Corporate Bonds—12.6%
Automotive—0.4%
$5,000		Lear Corp., Ser. B, 8.75%, 12/01/16	$4,800,000

Basic Materials—0.2%
2,350	[4]	Ineos Group Holdings Plc, 8.50%, 2/15/16
		(United Kingdom)	2,232,500

Commercial Services—0.4%
5,000	[4]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	4,875,000

Consumer Products—0.4%
5,000	[6]	Michaels Stores, Inc., 11.375%, 11/01/16	4,987,500

Ecological Services & Equipment—0.4%
5,000		Aleris Intl., Inc., 10.00%, 12/15/16	4,400,000

Energy—1.0%
6,250		CMS Energy Corp., 6.55%, 7/17/17	6,066,737
5,000	[3]	Southern Union Co., 7.20%, 11/01/66	4,991,065

		Total Energy	11,057,802

Entertainment & Leisure—0.6%
2,500		AMC Entertainment, Inc., 11.00%, 2/01/16	2,706,250
1,760		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	1,298,000
3,000		Station Casinos, Inc., 6.875%, 3/01/16	2,482,500

		Total Entertainment & Leisure	6,486,750

Financial Institutions—6.2%
		Bear Stearns Cos., Inc. (The),
3,050		6.40%, 10/02/17	3,040,106
3,000		Ser. MTN, 6.95%, 8/10/12	3,122,076
3,095	[3]	CIT Group, Inc., 5.734%, 11/23/07	3,089,899
6,500	[3,4]	ICICI Bank Ltd., 6.375%, 4/30/22 (India)	6,018,539
18,400		JPMorgan Chase Capital XXV, Ser. Y, 6.80%, 10/01/37	18,379,705
		Lehman Brothers Holdings, Inc.,
6,375		6.875%, 7/17/37	6,316,669
1,075	[3]	Ser. MTN, 7.394%, 9/15/22	1,098,436
3,750	[3]	Lincoln National Corp., 7.00%, 5/17/66	3,851,715
4,550		MetLife, Inc., 6.40%, 12/15/36	4,310,242
5,000	[4]	Momentive Performance Materials, Inc., 9.75%, 12/01/14	4,875,000
15,000	[3]	Reinsurance Group of America, Inc., 6.75%, 12/15/65	14,263,755

		Total Financial Institutions	68,366,142

Health Care—0.4%
4,500		Tenet Healthcare Corp., 9.875%, 7/01/14	4,095,000

Industrials—0.0%
283		Stan IV Ltd., 7.137%, 7/17/11	274,510

Media—0.5%
5,000		Cablevision Systems Corp., Ser. B, 8.00%, 4/15/12	4,887,500
1,000		Nexstar Finance, Inc., 7.00%, 1/15/14	960,000

		Total Media	5,847,500

Technology—1.3%
4,410		Freescale Semiconductor, Inc., 9.125%, 12/15/14	3,991,050
5,000		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	4,725,000
5,000		SunGard Data Systems, Inc., 10.25%, 8/15/15	5,212,500

		Total Technology	13,928,550

Telecommunications—0.8%
		Intelsat Ltd. (Bermuda)
3,325	[3]	8.886%, 1/15/15	3,374,875
5,000		11.25%, 6/15/16	5,375,000

		Total Telecommunications	8,749,875

		Total Corporate Bonds	140,101,129

U.S. Government and Agency Securities—0.9%
5,595		U.S. Treasury Bonds, 4.75%, 2/15/37	5,589,753
4,340		U.S. Treasury Notes, 4.75%, 8/15/17	4,435,614

		Total U.S. Government and Agency Securities	10,025,367

		Total Long-Term Investments
		(cost $1,649,080,855)	1,601,559,014

Shares		Description	Value

SHORT-TERM INVESTMENTS—2.8%
Money Market Fund—2.6%
28,300	[7]	SSgA Tax Free Money Mkt. Fund - Class A, 4.757%	$28,300,000

Principal
Amount
(000)

U.S. Government and Agency Discount Notes—0.2%
$2,100	[8]	Federal Home Loan Bank Disc. Notes,
		4.401%, 11/01/07	2,099,743

		Total Short-Term Investments
		(cost $30,399,743)	30,399,743

BORROWED BOND AGREEMENTS—1.2%
		Lehman Brothers, Inc.,
3,947	[10]	4.53%, 11/08/07	3,946,555
4,530	[10]	4.11%, 11/08/07	4,530,094
5,356	[10]	4.25%, 11/02/07	5,355,637

		Total Borrowed Bond Agreements ($13,832,286)	13,832,286

		Total Investments before borrowed bonds,
		investments sold short and outstanding call
		options written (cost $1,693,312,8849)	1,645,791,043

BORROWED BONDS—(1.2)%
(3,855)		U.S. Treasury Bonds, 4.75%, 2/15/37	(3,851,383)
(9,695)		U.S. Treasury Notes, 4.75, 8/15/17	(9,908,592)

		Total Borrowed Bonds (proceeds $13,843,782)	(13,759,975)

INVESTMENTS SOLD SHORT—(0.0)%
(465)[3,4,5]		Barclays Bank Plc, 5.926% (United Kingdom)
		(proceeds $441,536)	(440,135)

Contracts
(000)

OUTSTANDING CALL OPTIONS WRITTEN—(0.4)%
(48)	S&P 500 Index, strike price $1,550, expires 11/17/07	(983,250)
(30)	S&P 500 Index, strike price $1,550, expires 12/22/07	(1,200,650)
(108)	S&P 500 Index, strike price $1,575, expires 11/17/07	(772,200)
(31)	S&P 500 Index, strike price $1,575, expires 12/22/07	(706,000)
(30)	S&P 500 Index, strike price $1,600, expires 12/22/07	(468,000)

	Total Outstanding Options Written
	(premium received $5,426,127)	(4,130,100)

Total Investments net of borrowed bonds, investments sold short
and outstanding call options written—146.8%		$1,627,460,833
Liabilities in excess of other assets—(5.1)%		(56,649,879)
Preferred shares at redemption value, including dividends
payable—(41.7)%		(462,276,473)

Net Assets Applicable to Common Shareholders—100%		$1,108,534,481

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	42

Portfolio of Investments as of October 31, 2007	BlackRock Preferred and Equity Advantage Trust (BTZ) (concluded) (Percentages shown are based on Net Assets)

[1]	Non-income producing security.

[2]

Security, or a portion thereof, pledged as collateral with a value of $24,670,394 on 70 long S&P 500 Index futures contracts expiring December 2007 and 5,470 short U.S. Treasury Note futures contracts expiring December 2007. The notional value of such contracts on October 31, 2007 was $574,574,719, with an unrealized loss of $5,812,349.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 43.0% of its net assets, with a current market value of $476,024,964, in securities restricted as to resale.

[5]	The security is a perpetual bond and has no stated maturity date.

[6]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.

[7]	Represents current yield as of October 31, 2007.

[8]	Rate shown is the yield to maturity as of the date of purchase.

[9]

Cost for federal income tax purposes is $1,671,302,709. The net unrealized depreciation on a tax basis is $47,639,949, consisting of $35,071,886 gross unrealized appreciation and $82,702,835 gross unrealized depreciation.

[10]	See Note 1 in the Notes to Financial Statements for details of borrowed bond agreements.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

43	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Strategic Bond Trust (BHD)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

LONG-TERM INVESTMENTS—89.3%
Corporate Bonds—84.5%
Aerospace & Defense—6.8%
$250	[1]	AAR Corp., Ser. A2, 8.39%, 5/15/11	$252,500
120	[2]	Bombardier, Inc., 8.00%, 11/15/14 (Canada)	124,800
1,064		DI Finance/DynCorp Intl., Ser. B, 9.50%, 2/15/13	1,130,500
		DRS Technologies, Inc.,
50		6.875%, 11/01/13	50,000
80		7.625%, 2/01/18	81,800
2,000		Lockheed Martin Corp., Ser. B, 6.15%, 9/01/36	2,057,416
1,000		Northrop Grumman Corp., 7.125%, 2/15/11	1,061,478
650		Raytheon Co., 4.85%, 1/15/11	643,928
50		Sequa Corp., 9.00%, 8/01/09	53,625
90		TransDigm, Inc., 7.75%, 7/15/14	91,575
1,000		United Technologies Corp., 6.35%, 3/01/11	1,042,565

		Total Aerospace & Defense	6,590,187

Automotive—3.7%
110		Accuride Corp., 8.50%, 2/01/15	103,400
45	[2]	Ashtead Capital, Inc., 9.00%, 8/15/16	43,650
		AutoNation, Inc.,
110		7.00%, 4/15/14	106,425
110	[3]	7.243%, 4/15/13	107,525
1,000		DaimlerChrysler NA Holding Corp., 7.30%, 1/15/12	1,074,229
350		Ford Capital BV, 9.50%, 6/01/10 (Netherlands)	352,625
275		Lear Corp., Ser. B, 8.75%, 12/01/16	264,000
200		Metaldyne Corp., 10.00%, 11/01/13	186,000
1,400		Sonic Automotive, Inc., Ser. B, 8.625%, 8/15/13	1,414,000

		Total Automotive	3,651,854

Basic Materials—5.1%
320		AK Steel Corp., 7.75%, 6/15/12	326,400
220		Abitibi-Consolidated, Inc., 6.00%, 6/20/13 (Canada)	161,700
180		American Pacific Corp., 9.00%, 2/01/15	184,500
60	[3]	Bowater, Inc., 8.694%, 3/15/10	54,900
150		CPG Intl. I, Inc., 10.50%, 7/01/13	150,000
20		Chemtura Corp., 6.875%, 6/01/16	19,100
40		Domtar, Inc., 7.125%, 8/15/15 (Canada)	39,600
130	[2]	FMG Finance Ltd., 10.625%, 9/01/16 (Australia)	154,050
		Freeport-McMoRan Copper & Gold, Inc.,
690		8.375%, 4/01/17	755,550
240	[3]	8.394%, 4/01/15	247,800
		Huntsman LLC,
99		11.50%, 7/15/12	107,663
50		11.625%, 10/15/10	53,000
595	[2]	Ineos Group Holdings Plc, 8.50%, 2/15/16 (United Kingdom)	565,250
980		Innophos, Inc., 8.875%, 8/15/14	987,350
135	[2]	Key Plastics LLC/Key Plastics Finance Corp.,
		11.75%, 3/15/13	114,750
130		Lyondell Chemical Co., 10.50%, 6/01/13	140,075
530		NewPage Corp., 10.00%, 5/01/12	560,475
155	[3]	NOVA Chemicals Corp., 8.484%, 11/15/13 (Canada)	152,287
170		Terra Capital, Inc., Ser. B, 7.00%, 2/01/17	170,000

		Total Basic Materials	4,944,450

Building & Development—0.7%
465		Goodman Global Holding Co., Inc., 7.875%, 12/15/12	485,925
115		Nortek, Inc., 8.50%, 9/01/14	101,775
125		North American Energy Partners, Inc.,
		8.75%, 12/01/11 (Canada)	126,250

		Total Building & Development	713,950

Commercial Services—0.1%
120	[2]	Quebecor World, Inc., 9.75%, 1/15/15 (Canada)	117,000

Conglomerates—0.4%
325		Honeywell Intl., Inc., 7.50%, 3/01/10	344,254

Principal Amount (000)		Description	Value

Consumer Products—3.8%
$350	[3]	Ames True Temper, Inc., 9.243%, 1/15/12	$336,000
20	[3]	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
		8.058%, 5/15/14	19,750
60	[2]	Beverages & More, Inc., 9.25%, 3/01/12	61,800
		General Nutrition Centers, Inc.,
360	[3]	10.194%, 3/15/14	346,500
290		10.75%, 3/15/15	282,025
362		Lazy Days RV Center, Inc., 11.75%, 5/15/12	325,800
		Michaels Stores, Inc.,
340		10.00%, 11/01/14	342,550
430	[4]	11.375%, 11/01/16	428,925
500		Pantry, Inc. (The), 7.75%, 2/15/14	487,500
100		Quiksilver, Inc., 6.875%, 4/15/15	93,250
200		Reynolds American, Inc., 7.625%, 6/01/16	216,383
525		Rite Aid Corp., 7.50%, 3/01/17	488,250
270		Sally Holdings LLC, 10.50%, 11/15/16	268,650

		Total Consumer Products	3,697,383

Containers & Packaging—1.6%
		Berry Plastics Holding Corp.,
190		8.875%, 9/15/14	194,750
130	[3]	9.569%, 9/15/14	130,325
250		Crown Americas LLC/Crown Americas Capital Corp.,
		7.75%, 11/15/15	257,500
55		Graham Packaging Co., Inc., 8.50%, 10/15/12	54,588
260	[2,3]	Impress Holdings BV, 8.368%, 9/15/13 (Netherlands)	258,636
565		Pregis Corp., 12.375%, 10/15/13	615,850

		Total Containers & Packaging	1,511,649

Ecological Services & Equipment—2.1%
1,500		Casella Waste Systems, Inc., 9.75%, 2/01/13	1,530,000
550		Waste Services, Inc., 9.50%, 4/15/14	550,000

		Total Ecological Services & Equipment	2,080,000

Energy—11.0%
100		Berry Petroleum Co., 8.25%, 11/01/16	102,000
250		Chaparral Energy, Inc., 8.50%, 12/01/15	233,125
		Chesapeake Energy Corp.,
130		6.375%, 6/15/15	126,100
20		6.875%, 11/15/20	19,550
		Compagnie Generale de Geophysique-Veritas (France)
65		7.50%, 5/15/15	66,300
70		7.75%, 5/15/17	72,100
255		Compton Petroleum Finance Corp.,
		7.625%, 12/01/13 (Canada)	244,163
1,000		ConocoPhillips Holding Co., 6.95%, 4/15/29	1,138,708
738	[2,3]	Corral Finans AB, 6.855%, 4/15/10 (Sweden)	697,569
250		DTE Energy Co., 7.05%, 6/01/11	263,126
1,000		Dominion Resources, Inc., 5.70%, 9/17/12	1,012,104
125		Edison Mission Energy, 7.50%, 6/15/13	126,719
175		El Paso Natural Gas Co., 8.375%, 6/15/32	203,997
31		Elwood Energy LLC, 8.159%, 7/05/26	31,764
		Encore Acquisition Co.,
30		6.00%, 7/15/15	27,150
40		7.25%, 12/01/17	38,300
275		Exco Resources, Inc., 7.25%, 1/15/11	271,562
1,075		FirstEnergy Corp., Ser. C, 7.375%, 11/15/31	1,173,577
360	[2]	Forest Oil Corp., 7.25%, 6/15/19	360,000
60		Grant Prideco, Inc., Ser. B, 6.125%, 8/15/15	60,300
225		KCS Energy, Inc., 7.125%, 4/01/12	221,625
426		Midwest Generation LLC, Ser. B, 8.56%, 1/02/16	457,680
185		Mirant Americas Generation LLC, 8.30%, 5/01/11	187,081
		NRG Energy, Inc.,
50		7.25%, 2/01/14	50,000
285		7.375%, 2/01/16	284,287
250		Occidental Petroleum Corp., 6.75%, 1/15/12	264,973
320	[2]	OPTI, Inc., 8.25%, 12/15/14 (Canada)	320,800
140		Orion Power Holdings, Inc., 12.00%, 5/01/10	154,700

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	44

Portfolio of Investments as of October 31, 2007	BlackRock Strategic Bond Trust (BHD) (continued)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Energy—(cont’d)
$1,000		Progress Energy, Inc., 7.75%, 3/01/31	$1,174,755
305		Sabine Pass LNG LP, 7.50%, 11/30/16	298,900
275	[2]	SemGroup LP, 8.75%, 11/15/15	264,000
400	[2]	Targa Resources, Inc., 8.50%, 11/01/13	404,000
330		Whiting Petroleum Corp., 7.25%, 5/01/12-5/01/13	324,375
25		Williams Cos., Inc., 7.125%, 9/01/11	25,938

		Total Energy	10,701,328

Entertainment & Leisure—0.8%
200		AMC Entertainment, Inc., 11.00%, 2/01/16	216,500
225	[2]	Greektown Holdings LLC, 10.75%, 12/01/13	223,875
85		Harrah’s Operating Co., Inc., 5.75%, 10/01/17	62,688
190		Seneca Gaming Corp., Ser. B, 7.25%, 5/01/12	191,425
115		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
		6.625%, 12/01/14	112,987

		Total Entertainment & Leisure	807,475

Financial Institutions—10.2%
102		AES Ironwood LLC, 8.857%, 11/30/25	110,975
		American Real Estate Partners LP/American Real Estate Finance Corp.,
230		7.125%, 2/15/13	224,250
860		8.125%, 6/01/12	866,450
106	[2,3]	BMS Holdings, Inc., 12.40%, 2/15/12	101,985
		Ford Motor Credit Co. LLC,
1,600	[3]	6.813%, 1/15/10	1,524,146
150	[3]	7.993%, 1/13/12	138,866
250		7.80%, 6/01/12	234,894
1,500		HSBC Bank, Inc., 3.875%, 9/15/09	1,469,899
572	[2]	iPayment Investors LP, 11.625%, 7/15/14	589,367
175		iPayment, Inc., 9.75%, 5/15/14	168,000
325		MetLife, Inc., 6.125%, 12/01/11	336,267
		Momentive Performance Materials, Inc.,
30	[2]	9.75%, 12/01/14	29,250
445	[2]	11.50%, 12/01/16	429,425
		Rainbow National Services LLC,
210	[2]	8.75%, 9/01/12	218,400
1,455	[2]	10.375%, 9/01/14	1,600,500
570	[5]	Structured Asset Receivable Trust, 1.649%, 1/21/10	564,635
1,000	[2]	TIAA Global Markets, Inc., 3.875%, 1/22/08	997,133
50	[3]	Universal City Florida Holding Co. I/II, 9.661%, 5/01/10	51,125
425	[2]	Wimar Opco LLC/Wimar Opco Finance Corp.,
		9.625%, 12/15/14	318,750

		Total Financial Institutions	9,974,317

Health Care—3.4%
1,000		Merck & Co., Inc., 4.375%, 2/15/13	969,871
320		Tenet Healthcare Corp., 6.50%, 6/01/12	271,200
1,000		WellPoint, Inc., 5.95%, 12/15/34	966,030
1,000		Wyeth, 6.50%, 2/01/34	1,055,966

		Total Health Care	3,263,067

Industrials—1.7%
260	[2]	AGY Holding Corp., 11.00%, 11/15/14	256,100
100		Hexcel Corp., 6.75%, 2/01/15	98,250
300		Park-Ohio Industries, Inc., 8.375%, 11/15/14	279,750
		RBS Global, Inc./Rexnord Corp.,
350		9.50%, 8/01/14	361,375
225		11.75%, 8/01/16	238,500
470	[1]	Sunstate Equipment Co. LLC, 10.50%, 4/01/13	451,200

		Total Industrials	1,685,175

Media—14.4%
400		Adelphia Communications Corp., 10.50%, 12/31/49	66,000
		Affinion Group, Inc.,
435		10.125%, 10/15/13	453,487
220		11.50%, 10/15/15	229,350
125		American Media Operations, Inc., Ser. B, 10.25%, 5/01/09	119,688

Principal Amount (000)		Description	Value

Media—(cont’d)
$1,000		AOL Time Warner, Inc., 7.70%, 5/01/32	$1,123,704
120	[3]	Cablevision Systems Corp., Ser. B, 9.644%, 4/01/09	123,300
80		CanWest MediaWorks, Inc., 8.00%, 9/15/12 (Canada)	78,000
215		Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.,
		11.00%, 10/01/15	208,550
		Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.,
605		10.25%, 9/15/10	617,100
105		Ser. B, 10.25%, 9/15/10	106,838
500		CMP Susquehanna Corp., 9.875%, 5/15/14	459,375
1,000		Comcast Cable Communications, Inc., 6.875%, 6/15/09	1,025,415
50		Dex Media West LLC/Dex Media Finance Co., Ser. B,
		9.875%, 8/15/13	53,313
100		DirecTV Holdings LLC/DirecTV Financing Co.,
		8.375%, 3/15/13	104,500
		EchoStar DBS Corp.,
550		5.75%, 10/01/08	548,625
210		7.00%, 10/01/13	218,662
45		7.125%, 2/01/16	47,025
500	[2,3]	ION Media Networks, Inc., 8.493%, 1/15/12	501,250
485		Idearc, Inc., 8.00%, 11/15/16	486,212
405		Network Communications, Inc., 10.75%, 12/01/13	407,531
1,500		News America, Inc., 6.20%, 12/15/34	1,454,229
560		Nexstar Finance, Inc., 7.00%, 1/15/14	537,600
		Nielsen Finance LLC/Nielsen Finance Co.,
220	[6]	9.115%, 8/01/16	158,950
710		10.00%, 8/01/14	747,275
945		RH Donnelley Corp., Ser. A-3, 8.875%, 1/15/16	945,000
70		Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	63,459
80		Sirius Satellite Radio, Inc., 9.625%, 8/01/13	79,500
1,000		TCI Communications, Inc., 7.875%, 2/15/26	1,138,691
750	[2]	TL Acquisitions, Inc., 10.50%, 1/15/15	746,250
275	[2]	Univision Communications, Inc., 9.75%, 3/15/15	269,500
445		Vertis, Inc., 9.75%, 4/01/09	445,000
85		Viacom, Inc., 6.625%, 5/15/11	88,370
370		Young Broadcasting, Inc., 10.00%, 3/01/11	347,800

		Total Media	13,999,549

Real Estate—0.5%
500		ERP Operating LP, 6.95%, 3/02/11	521,745

Technology—3.8%
		Amkor Technology, Inc.,
50		7.75%, 5/15/13	48,375
90		9.25%, 6/01/16	92,025
565		Celestica, Inc., 7.625%, 7/01/13 (Canada)	542,400
		Freescale Semiconductor, Inc.,
540		9.125%, 12/15/14	488,700
100	[3]	9.569%, 12/15/14	91,875
340		NXP BV/NXP Funding LLC, 9.50%, 10/15/15 (Netherlands)	321,300
345		Sanmina-SCI Corp., 8.125%, 3/01/16	302,738
		SunGard Data Systems, Inc.,
140		9.125%, 8/15/13	142,800
610		10.25%, 8/15/15	635,925
1,010		Superior Essex Communications LLC/Essex Group, Inc.,
		9.00%, 4/15/12	997,375

		Total Technology	3,663,513

Telecommunications—12.2%
190		Cincinnati Bell, Inc., 7.25%, 7/15/13	190,475
140		Cricket Communications, Inc., 9.375%, 11/01/14	138,950
		Digicel Group Ltd. (Bermuda)
170	[2]	8.875%, 1/15/15	158,746
540	[2]	9.125%, 1/15/15	503,957
130	[3]	Hawaiian Telcom Communications, Inc., Ser. B,
		10.318%, 5/01/13	131,625
355		Intelsat Corp., 9.00%, 6/15/16	362,987

See Notes to Financial Statements.

45	ANNUAL REPORT	OCTOBER 31, 2007

Portfolio of Investments as of October 31, 2007	BlackRock Strategic Bond Trust (BHD) (concluded)
(Percentages shown are based on Net Assets)

Principal Amount (000)		Description	Value

Telecommunications—(cont’d)
		Intelsat Ltd. (Bermuda)
$85	[3]	8.886%, 1/15/15	$86,275
300		9.25%, 6/15/16	311,250
170		11.25%, 6/15/16	182,750
730	[3]	11.409%, 6/15/13	761,025
240		Intelsat Subsidiary Holding Co. Ltd., 8.625%, 1/15/15 (Bermuda)	243,600
90	[2]	MetroPCS Wireless, Inc., 9.25%, 11/01/14	89,325
500	[2]	Nordic Telephone Co. Holdings A.p.S., 8.875%, 5/01/16 (Denmark)	528,750
410	[2,3]	Nortel Networks Ltd., 9.493%, 7/15/11 (Canada)	404,875
125		PanAmSat Corp., 9.00%, 8/15/14	127,500
		Qwest Corp.,
200		7.875%, 9/01/11	211,000
340	[3]	8.944%, 6/15/13	362,525
1,500		SBC Communications, Inc., 6.45%, 6/15/34	1,558,848
1,000		Telecom Italia Capital S.A., 4.95%, 9/30/14 (Luxembourg)	957,141
2,000		Verizon New England, Inc., 6.50%, 9/15/11	2,078,264
1,000		Vodafone Group Plc, 7.75%, 2/15/10 (United Kingdom)	1,057,537
590		West Corp., 11.00%, 10/15/16	618,025
250	[2]	Wind Acquisition Finance S.A., 10.75%, 12/01/15 (Luxembourg)	278,125
		Windstream Corp.,
360		8.125%, 8/01/13	380,700
170		8.625%, 8/01/16	181,900

		Total Telecommunications	11,906,155

Transportation—2.2%
125		American Airlines, Inc., Ser. 99-1, 7.324%, 4/15/11	123,438
80		Britannia Bulk Plc, 11.00%, 12/01/11 (United Kingdom)	84,000
500		Canadian National Railway Co., 6.90%, 7/15/28 (Canada)	542,396
475		CHC Helicopter Corp., 7.375%, 5/01/14 (Canada)	459,562
425		Navios Maritime Holdings, Inc., 9.50%, 12/15/14 (Marshall Islands)	449,438
300		Overseas Shipholding Group, Inc., 8.25%, 3/15/13	309,750
240[2]		St. Acquisition Corp., 12.50%, 5/15/17	153,000

		Total Transportation	2,121,584

		Total Corporate Bonds	82,294,635

U.S. Government and Agency Securities—3.9%
		U.S. Treasury Bonds,
130		4.75%, 2/15/37	129,929
410		5.375%, 2/15/31	444,210
		U.S. Treasury Notes,
810		4.125%, 8/15/10	813,924
1,075		4.25%, 8/15/13-8/15/15	1,077,249
550		4.875%, 8/15/16	567,359
710		4.75%, 5/15/14	729,691

		Total U.S. Government and Agency Securities	3,762,362

Trust Preferred Stock—0.7%
650	[2,3,7]	Barclays Bank Plc, 8.55% (United Kingdom)	699,144

Shares		Description	Value

Common Stocks—0.2%
396,568	[1,8]	Adelphia Recovery Trust	$29,742
947	[1,8]	Critical Care Systems Intl., Inc.	5,919
6,388	[8]	Time Warner Cable, Inc.	182,633

		Total Common Stocks	218,294

Preferred Stock—0.0%
50,000	[1]	Superior Essex Holding Corp., Ser. A, 9.50%	31,000

		Total Long-Term Investments (cost $87,726,069)	87,005,435

Principal Amount (000)

SHORT-TERM INVESTMENT—9.3%
U.S. Government and Agency Discount Notes—9.3%
$9,000	[9]	Federal Home Loan Bank Disc. Notes, 4.401%, 11/01/07 (cost $9,000,000)	9,000,000

Total investments—98.6% (cost $96,726,06910)			$96,005,435
Other assets in excess of liabilities—1.4%			1,404,288

Net Assets—100%			$97,409,723

[1]	Security is fair valued.

[2]

Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of October 31, 2007, the Trust held 13.4% of its net assets, with a current market value of $13,035,212, in securities restricted as to resale.

[3]	Variable rate security. Rate shown is interest rate as of October 31, 2007.

[4]	Entire or partial principal amount pledged as collateral for reverse repurchase agreements. See Note 4 in the Notes to Financial Statements for details of open reverse repurchase agreements.

[5]	Illiquid security. As of October 31, 2007, the Trust held 0.6% of its net assets, with a current market value of $564,635, in these securities.

[6]	Represents a step up bond; the interest rate shown reflects the effective yield at the time of purchase.

[7]	The security is a perpetual bond and has no stated maturity date.

[8]	Non-income producing security.

[9]	Rate shown is the yield to maturity as of the date of purchase.

[10]

Cost for federal income tax purposes is $96,796,459. The net unrealized depreciation on a tax basis is $791,024, consisting of $1,347,299 gross unrealized appreciation and $2,138,323 gross unrealized depreciation.

For Trust compliance purposes, the Trust’s sector and industry classifications refer to any one or more of the Standard Industry Codes as defined by the SEC. This definition may not apply for purposes of this report, which may combine sector and industry sub-classifications for reporting ease.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	46

Statements of Assets and Liabilities

October 31, 2007	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)	BlackRock Income Trust Inc. (BKT)
Assets
Investments at value, unaffiliated[2]	$39,361,651	$667,583,920	$59,618,159	$725,931,579	$483,248,453
Investments at value, affiliated[3]	—	933,463	—	100,407	50,019
Investments in affiliates	21,616	83,837	31,411	156,215	187,780
Cash	179,354	184,465	63,169	23,022	210,894
Foreign currency at value[4]	—	17,962	—	—	—
Receivable from investments sold	—	79,414,032	298,143	118,755,429	298,981,807
Variation margin receivable	—	285,126	—	196,616	2,503,972
Unrealized gain on foreign currency exchange contracts	—	21,131	—	—	—
Interest receivable	191,706	5,893,932	1,376,913	6,113,470	3,266,783
Unrealized appreciation on interest rate swaps	—	5,366,013	—	6,167,813	19,676,308
Other assets	—	1,126	1,105	1,684	2,960

	39,754,327	759,785,007	61,388,900	857,446,235	808,128,976

Liabilities
Reverse repurchase agreements	—	103,353,692	—	105,261,512	33,895,363
Payable for investments purchased	—	194,609,753	1,124,884	264,757,861	252,599,751
Variation margin payable	—	—	—	—	—
Unrealized loss on foreign currency exchange contracts	—	—	—	—	—
Loans payable	—	—	9,250,000	—	—
Borrowed bonds at value[5]	—	80,405,639	—	85,300,660	35,402,682
Investments sold short at value	—	—	—	—	—
Outstanding options written at value[6]	—	1,554,341	—	1,712,207	11,216,778
TBA sale commitments[7]	—	4,630,377	—	13,225,372	50,770,896
Unrealized depreciation on interest rate swaps	—	4,709,585	—	5,365,027	960,832
Unrealized depreciation on credit default swaps	—	462	—	98	—
Interest payable	—	982,884	46,037	1,321,187	1,030,721
Deferred income liability	—	—	—	—	—
Interest rate floors at value	—	—	—	—	3,683,965
Cash received as collateral	—	600,000	—	200,000	—
Dividends payable	6,990	58,217	3,833	51,466	86,657
Investment advisory fees payable	18,502	217,707	54,216	192,939	230,091
Administration fees payable	5,046	—	5,163	32,156	53,098
Deferred Trustees’ fees	21,616	83,837	31,411	156,215	187,780
Payable to affiliates	—	11,894	316	9,053	14,467
Trustees’ fees	8,518	7,882	1,667	7,560	6,507
Other accrued expenses	124,676	223,510	89,117	248,045	338,437

	185,348	391,449,780	10,606,644	477,841,358	390,478,025

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[8]	—	—	—	—	—

Net Assets Applicable to Common Shareholders	$39,568,979	$368,335,227	$50,782,256	$379,604,877	$417,650,951

Composition of Net Assets Applicable to Common Shareholders
Par value[9]	$29,571	$27,019	$6,419	$344,497	$639,425
Paid-in capital in excess of par	38,164,047	380,862,247	90,440,587	402,495,300	480,038,780
Cost of shares held in treasury[10]	—	—	—	(17,377,850)	—
Undistributed (distributions in excess of) net investment income	4,863,653	(1,696,051)	116,650	768,824	(6,313,294)
Accumulated net realized gain (loss)	(3,222,230)	(9,982,656)	(36,529,058)	(5,053,727)	(62,361,817)
Net unrealized appreciation (depreciation)	(266,062)	(875,332)	(3,252,342)	(1,572,167)	5,647,857

Net assets applicable to common shareholders, October 31, 2007	$39,568,979	$368,335,227	$50,782,256	$379,604,877	$417,650,951

Net asset value[11]	$13.38	$13.63	$7.91	$11.02	$6.53

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost, unaffiliated	$39,627,713	$669,290,048	$62,870,501	$728,241,712	$489,276,096
[3] Investments at cost, affiliated	$—	$926,771	$—	$105,884	$52,584
[4] Foreign currency at cost	$—	$17,603	$—	$—	$—
[5] Proceeds received	$—	$80,372,938	$—	$85,264,516	$34,289,344
[6] Premiums received	$—	$2,261,545	$—	$2,478,560	$9,904,416
[7] Proceeds for TBA sale commitments	$—	$4,627,832	$—	$13,086,862	$49,863,740
[8] Preferred shares outstanding	—	—	—	—	—
[9] Par value per share	$0.010	$0.001	$0.001	$0.010	$0.010
[10] Shares held in treasury	—	—	—	1,757,400	—
[11] Common shares outstanding	2,957,093	27,018,774	6,418,859	34,449,693	63,942,536

See Notes to Financial Statements.

47	ANNUAL REPORT	OCTOBER 31, 2007

October 31, 2007	BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust (BTZ)	BlackRock Strategic Bond Trust (BHD)

Assets
Investments at value, unaffiliated[2]	$916,465,094	$1,645,791,043	$96,005,435
Investments at value, affiliated[3]	—	—	—
Investments in affiliates	77,688	—	16,994
Cash	459,217	2,433,274	25,014
Foreign currency at value[4]	131,351	—	—
Receivable from investments sold	7,605,343	17,269,931	381,617
Variation margin receivable	—	3,860,541	—
Unrealized gain on foreign currency exchange contracts	—	—	—
Interest receivable	14,216,297	18,988,818	1,752,232
Unrealized appreciation on interest rate swaps	—	—	—
Other assets	1,796	1,756	1,101

	938,956,786	1,688,345,363	98,182,393

Liabilities
Reverse repurchase agreements	109,286,907	88,290,625	413,123
Payable for investments purchased	140,394,085	7,757,330	152,692
Variation margin payable	39,234	—	—
Unrealized loss on foreign currency exchange contracts	922,551	—	—
Loans payable	—	—	—
Borrowed bonds at value[5]	—	13,759,975	—
Investments sold short at value	—	440,135	—
Outstanding options written at value[6]	—	4,130,100	—
TBA sale commitments[7]	—	—	—
Unrealized depreciation on interest rate swaps	—	—	—
Unrealized depreciation on credit default swaps	313,338	—	—
Interest payable	3,774,842	245,379	—
Deferred income liability	65,081	—	—
Interest rate floors at value	—	—	—
Cash received as collateral	—	—	—
Dividends payable	260,642	1,522,131	20,589
Investment advisory fees payable	371,728	929,772	49,601
Administration fees payable	—	—	—
Deferred Trustees’ fees	77,688	—	16,994
Payable to affiliates	22,039	25,990	6,950
Trustees’ fees	10,448	11,625	4,714
Other accrued expenses	308,782	421,347	108,007

	255,847,365	117,534,409	772,670

Preferred Shares at Redemption Value
$0.001 par value per share and $25,000 liquidation value per share, including dividends payable[8]	—	462,276,473	—
Net Assets Applicable to Common Shareholders	$683,109,421	$1,108,534,481	$97,409,723

Composition of Net Assets Applicable to Common Shareholders
Par value[9]	$36,890	$51,828	$7,058
Paid-in capital in excess of par	701,305,214	1,206,156,456	98,443,594
Cost of shares held in treasury[10]	—	—	—
Undistributed (distributions in excess of) net investment income	800,386	(276,473)	197,208
Accumulated net realized gain (loss)	(172,492)	(45,444,375)	(517,503)
Net unrealized appreciation (depreciation)	(18,860,577)	(51,952,955)	(720,634)

Net assets applicable to common shareholders, October 31, 2007	$683,109,421	$1,108,534,481	$97,409,723

Net asset value[11]	$18.52	$21.39	$13.80

[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost, unaffiliated	$933,594,349	$1,693,312,884	$96,726,069
[3] Investments at cost, affiliated	$—	$—	$—
[4] Foreign currency at cost	$130,848	$—	$—
[5] Proceeds received	$—	$14,285,318	$—
[6] Premiums received	$—	$5,426,127	$—
[7] Proceeds for TBA sale commitments	$—	$—	$—
[8] Preferred shares outstanding	—	18,480	—
[9] Par value per share	$0.001	$0.001	$0.001
[10] Shares held in treasury	—	—	—
[11] Common shares outstanding	36,889,650	51,828,157	7,058,402

ANNUAL REPORT	OCTOBER 31, 2007	48

Statements of Operations

For the year ended October 31, 2007	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)	BlackRock Income Trust Inc. (BKT)

Investment Income

Interest income	$2,158,502	$25,484,417	$6,149,702	$28,944,530	$30,455,219
Dividend income	—	32,154	12,606	29,926	—
Foreign taxes withheld	—	—	—	(2,097)	—
Income from affiliates	334	4,101	853	6,247	8,557
Affiliated income	—	52,860	—	63,456	3,731

Total investment income	2,158,836	25,573,532	6,163,161	29,042,062	30,467,507

Expenses

Investment advisory	221,437	2,263,497	727,265	2,268,956	2,680,534
Administration	60,392	—	69,263	378,159	618,585
Transfer agent	9,182	14,489	14,192	21,836	66,456
Custodian	63,355	249,091	113,949	231,868	268,396
Reports to shareholders	30,278	102,521	33,297	118,718	155,712
Directors/Trustees	10,093	35,499	5,698	35,718	36,317
Registration	932	11,073	10,987	15,345	25,782
Independent accountants	43,608	75,556	44,407	75,692	75,973
Legal	8,402	63,123	47,523	56,054	53,381
Officers’ fees	973	8,848	1,217	9,108	10,206
Insurance	2,087	20,151	3,620	22,254	25,791
Organization	—	—	—	—	—
Auction agent	—	—	—	—	—
Deferred Trustees’ fees	334	4,101	853	6,247	8,557
Miscellaneous	16,158	42,697	16,125	44,253	48,243

Total expenses excluding interest expense and excise tax	467,231	2,890,646	1,088,396	3,284,208	4,073,933
Interest expense	—	2,986,285	1,050,907	4,308,893	7,442,611
Excise tax	283,057	—	—	—	—

Total expenses	750,288	5,876,931	2,139,303	7,593,101	11,516,544
Less advisory fees waived	—	—	—	—	—
Less fees paid indirectly	—	(9,486)	(8,027)	(12,757)	(22,750)

Net expenses	750,288	5,867,445	2,131,276	7,580,344	11,493,794

Net investment income	1,408,548	19,706,087	4,031,885	21,461,718	18,973,713

Realized and Unrealized Gain (Loss)

Net realized gain on:
Investments	16,829	2,932,807	(2,479,994)	2,379,781	5,100,250
Foreign currency	—	(243,679)	—	1,864	—
Futures and swaps	—	(2,641,007)	5,700	(561,310)	(14,906,137)
Interest rate floors	—	3,316	—	3,654	3,623
Options written	—	472,353	23,138	505,900	66,100
Short sales	—	(181,836)	1,000	(216,750)	(631,861)

	16,829	341,954	(2,450,156)	2,113,139	(10,368,025)

Net change in unrealized appreciation on:
Investments	23,668	1,396,645	2,730,808	34,707	9,813,510
Foreign currency	—	84,610	—	—	—
Futures and swaps	—	(4,729,198)	—	(5,924,500)	14,400,816
Interest rate floors	—	—	—	—	(993,376)
Options written	—	(224,655)	—	(232,716)	(2,301,793)
Short sales and borrowed bonds	—	(35,246)	—	39,033	(2,547,439)

	23,668	(3,507,844)	2,730,808	(6,083,476)	18,371,718

Net gain (loss)	40,497	(3,165,890)	280,652	(3,970,337)	8,003,693

Dividends from Net Investment Income to Preferred Shareholders	—	—	—	—	—

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$1,449,045	$16,540,197	$4,312,537	$17,491,381	$26,977,406

[1]	Consolidated Statement of Operations.
[2]	Commencement of investment of operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

49	ANNUAL REPORT	OCTOBER 31, 2007

For the year ended October 31, 2007	BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust[2] (BTZ)	BlackRock Strategic Bond Trust (BHD)

Investment Income

Interest income	$70,129,223	$59,961,405	$7,972,023
Dividend income	25,138	23,665,646	6,407
Foreign taxes withheld	—	(72,205)	—
Income from affiliates	4,008	—	629
Affiliated income	—	—	—

Total investment income	70,158,369	83,554,846	7,979,059

Expenses

Investment advisory	4,890,429	9,017,835	791,363
Administration	—	—	—
Transfer agent	13,687	12,720	13,605
Custodian	458,823	194,874	99,288
Reports to shareholders	192,757	140,899	31,092
Directors/Trustees	42,093	42,388	10,395
Registration	16,509	14,642	10,969
Independent accountants	52,443	53,616	40,196
Legal	82,107	56,724	16,601
Officers’ fees	16,420	27,170	2,349
Insurance	47,141	55,998	5,517
Organization	—	15,000	—
Auction agent	—	766,268	—
Deferred Trustees’ fees	4,008	—	629
Miscellaneous	67,545	73,222	14,377

Total expenses excluding interest expense and excise tax	5,883,962	10,471,356	1,036,381
Interest expense	9,171,719	8,445,410	389,572
Excise tax	—	14,538	—

Total expenses	15,055,681	18,931,304	1,425,953
Less advisory fees waived	—	—	(176,670)
Less fees paid indirectly	(116,925)	(150,583)	(5,761)

Net expenses	14,938,756	18,780,721	1,243,522

Net investment income	55,219,613	64,774,125	6,735,537

Realized and Unrealized Gain (Loss)

Net realized gain on:
Investments	5,056,888	(1,920,106)	999,009
Foreign currency	(2,379,054)	—	—
Futures and swaps	442,248	(29,263,030)	—
Interest rate floors	—	—	—
Options written	—	(18,088,249)	—
Short sales	—	3,748,880	—

	3,120,082	(45,522,505)	999,009

Net change in unrealized appreciation on:
Investments	(19,529,245)	(47,521,841)	(1,416,472)
Foreign currency	(918,619)	—	—
Futures and swaps	(773,728)	(5,812,349)	—
Interest rate floors	—	—	—
Options written	—	1,296,027	—
Short sales and borrowed bonds	—	85,208	—

	(21,221,592)	(51,952,955)	(1,416,472)

Net gain (loss)	(18,101,510)	(97,475,460)	(417,463)

Dividends from Net Investment Income to Preferred Shareholders	—	(16,313,570)	—

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders Resulting from Operations	$37,118,103	$(49,014,905)	$6,318,074

ANNUAL REPORT	OCTOBER 31, 2007	50

Statements of Cash Flows

For the Year Ended October 31, 2007	BlackRock Core Bond Trust (BHK)	BlackRock High Yield Trust (BHY)	BlackRock Income Opportunity Trust (BNA)

Cash Flows Provided by (Used for) Operating Activities
Net increase (decrease) in net assets resulting from operations, excluding dividends to preferred shareholders	$16,540,197	$4,312,537	$17,491,381

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchases of long-term investments	(1,941,701,638)	(45,730,396)	(2,429,447,517)
Proceeds from sales of long-term investments	1,733,431,910	53,761,581	2,211,685,787
Net proceeds (purchases) of short-term investments	889,872	1,609,785	4,896,196
Decrease (Increase) in borrowed bond agreements	(80,490,000)	—	(85,383,875)
Amortization of premium and discount on investments	2,145,093	(52,354)	1,397,029
Net realized loss (gain) on investments	(2,931,258)	2,479,994	(2,379,781)
Decrease (Increase) in unrealized appreciation/depreciation on investments	(1,396,645)	(2,730,808)	(34,707)
Net effect of exchange rates on foreign currency	243,678	—	(1,864)
Increase in investments sold short and borrowed bonds	80,405,639	—	85,300,660
Increase (Decrease) in outstanding options written	(573,431)	—	(610,347)
Increase (Decrease) in TBA sale commitments	4,630,377	—	(12,762,315)
Decrease in interest rate floor	—	—	—
Decrease (Increase) in unrealized appreciation (depreciation) on swaps	1,779,656	—	2,004,890
Decrease (Increase) in credit default swaps	(44,465)	—	(49,874)
Increase in investments in affiliates	(4,101)	(852)	(6,247)
Decrease (Increase) in receivable for investments sold	(79,018,214)	(76,424)	(92,217,031)
Decrease in unrealized gain on foreign currency exchange contracts	62,356	—	—
Decrease (Increase) in variation margin receivable	348,212	—	613,478
Decrease (Increase) in interest receivable	(541,245)	187,539	(563,244)
Decrease (Increase) in other assets	21,210	2,902	27,891
Increase (Decrease) in payable for investments purchased	183,643,965	1,064,252	251,167,512
Decrease in payable for dollar rolls	—	—	—
Increase in unrealized loss on foreign currency exchange contracts	—	—	—
Increase in variation margin payable	—	—	—
Increase (Decrease) in interest payable	300,147	(40,863)	444,016
Increase in deferred income	—	—	—
Increase (Decrease) in investment advisory fee payable	70,571	9,609	(1,049)
Increase (Decrease) in cash with brokers as collateral	—	—	(400,000)
Increase (Decrease) in administration fee payable	—	3,006	(33,664)
Increase in Deferred Directors/Trustees’ fees	4,101	852	6,247
Increase (Decrease) in payable to affiliates	(5,945)	(664)	3,248
Increase (Decrease) in Officers & Trustees fees	7,882	1,667	7,560
Increase in accrued expenses	44,363	11,260	77,837

Total adjustments	(98,677,910)	10,500,086	(66,259,164)

Net cash provided by (used for) operating activities	$(82,137,713)	$14,812,623	$(48,767,783)

Cash flows provided by (used for) financing activities:
Capital contributions	—	—	—
Increase (Decrease) in reverse repurchase agreements	99,442,604	—	70,935,354
Draws on loan	—	3,000,000	—
Payments on loan	—	(14,000,000)	—
Increase in preferred shares at redemption value including dividends payable	—	—	—
Cash dividends paid	(21,664,877)	(3,911,685)	(22,685,337)
Distributions to Preferred Shareholders	—	—	—

Net cash provided by (used for) financing activities:	$77,777,727	$(14,911,685)	$48,250,017

Net increase (decrease) in cash	(4,359,986)	(99,062)	(517,766)
Cash and foreign currency at beginning of year	4,562,413	162,231	540,788

Cash and foreign currency at end of year	$202,427	$63,169	$23,022

Cash paid during the period for interest	$2,686,138	$1,091,770	$3,864,877

Non cash financing activities not included herein consist of reinvestment of dividends of	$—	$12,289	$—

[1]	Commencement of investment of operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

51	ANNUAL REPORT	OCTOBER 31, 2007

For the Year Ended October 31, 2007	BlackRock Income Trust Inc. (BKT)	BlackRock Limited Duration Income Trust (BLW)	BlackRock Preferred and Equity Advantage Trust (BTZ)[1]

Cash Flows Provided by (Used for) Operating Activities
Net increase (decrease) in net assets resulting from operations, excluding dividends to preferred shareholders	$26,977,406	$37,118,103	$(32,701,335)

Adjustments to Reconcile Net Increase (Decrease) in Net Assets Resulting from Operations to Net Cash from Operating Activities
Purchases of long-term investments	(2,648,040,603)	(2,075,694,027)	(3,036,455,711)
Proceeds from sales of long-term investments	2,705,505,681	2,184,331,730	1,384,949,447
Net proceeds (purchases) of short-term investments	(453,891)	(3,048,518)	(29,250,052)
Decrease (Increase) in borrowed bond agreements	25,681,719	—	(13,832,286)
Amortization of premium and discount on investments	12,697,538	2,200,638	(644,388)
Net realized loss (gain) on investments	(5,100,250)	(5,056,888)	1,920,106
Decrease (Increase) in unrealized appreciation/depreciation on investments	(9,813,510)	19,529,245	47,521,841
Net effect of exchange rates on foreign currency	—	2,379,053	—
Increase in investments sold short and borrowed bonds	(25,665,758)	—	14,200,110
Increase (Decrease) in outstanding options written	8,893,649	—	4,130,100
Increase (Decrease) in TBA sale commitments	34,189,494	—	—
Decrease in interest rate floor	1,789,109	—	—
Decrease (Increase) in unrealized appreciation (depreciation) on swaps	—	—	—
Decrease (Increase) in credit default swaps	(17,631,968)	313,338	—
Increase in investments in affiliates	(8,558)	(4,008)	—
Decrease (Increase) in receivable for investments sold	(282,517,813)	(4,213,569)	(17,269,931)
Decrease in unrealized gain on foreign currency exchange contracts	—	—	—
Decrease (Increase) in variation margin receivable	(2,503,972)	—	(3,860,541)
Decrease (Increase) in interest receivable	1,027,688	1,254,444	(18,988,818)
Decrease (Increase) in other assets	24,976	56,737	(1,756)
Increase (Decrease) in payable for investments purchased	252,599,751	828,336	7,757,330
Decrease in payable for dollar rolls	(15,527,433)	—	—
Increase in unrealized loss on foreign currency exchange contracts	—	885,571	—
Increase in variation margin payable	(1,068,671)	2,254	—
Increase (Decrease) in interest payable	(572,515)	3,099,604	245,379
Increase in deferred income	—	65,081	—
Increase (Decrease) in investment advisory fee payable	2,351	(51,146)	929,772
Increase (Decrease) in cash with brokers as collateral	—	—	—
Increase (Decrease) in administration fee payable	(43,151)	—	—
Increase in Deferred Directors/Trustees’ fees	8,558	4,008	—
Increase (Decrease) in payable to affiliates	(33,285)	3,531	25,990
Increase (Decrease) in Officers & Trustees fees	6,507	10,448	11,625
Increase in accrued expenses	174,675	83,711	421,347

Total adjustments	33,620,318	126,979,573	(1,658,190,436)

Net cash provided by (used for) operating activities	60,597,724	$164,097,676	$(1,690,891,771)

Cash flows provided by (used for) financing activities:
Capital contributions	—	—	1,228,660,977
Increase (Decrease) in reverse repurchase agreements	(36,795,262)	(110,712,624)	88,290,625
Draws on loan	—	—	—
Payments on loan	—	—	—
Increase in preferred shares at redemption value including dividends payable	—	—	462,276,473
Cash dividends paid	(23,699,970)	(52,954,140)	(69,589,460)
Distributions to Preferred Shareholders	—	—	(16,313,570)

Net cash provided by (used for) financing activities:	(60,495,232)	$(163,666,764)	$1,693,325,045

Net increase (decrease) in cash	102,492	430,912	2,433,274
Cash and foreign currency at beginning of year	108,402	159,656	—

Cash and foreign currency at end of year	210,894	$590,568	$2,433,274

Cash paid during the period for interest	7,917,798	$6,072,115	$8,163,917

Non cash financing activities not included herein consist of reinvestment of dividends of	$—	$2,057,525	$1,748,836

ANNUAL REPORT	OCTOBER 31, 2007	52

Statements of Changes in Net Assets
For the years ended October 31, 2007 and 2006

	BlackRock Broad Investment Grade 2009 Term Trust Inc.[1] (BCT)		BlackRock Core Bond Trust (BHK)

Net Increase (Decrease) in Net Assets	2007	2006	2007	2006

Operations
Net investment income	$1,408,548	$1,918,798	$19,706,087	$17,700,447
Net realized gain (loss)	16,829	(493,395)	341,954	(8,285,073)
Net change in unrealized appreciation/depreciation	23,668	341,005	(3,507,844)	11,551,542

Net increase in net assets resulting from operations	1,449,045	1,766,408	16,540,197	20,966,916

Dividends and Distributions to Common Shareholders from:
Net investment income	(2,661,384)	(4,191,834)	(16,495,698)	(25,048,230)
Net realized gains	—	(69,260)	—	(7,914,351)
Tax return of capital	—	—	(5,227,396)	—

Total dividends and distributions	(2,661,384)	(4,261,094)	(21,723,094)	(32,962,581)

Capital Share Transactions:
Reinvestment of common dividends	—	—	—	—

Total increase (decrease)	(1,212,339)	(2,494,686)	(5,182,897)	(11,995,665)

Net Assets
Beginning of year	40,781,318	43,276,004	373,518,124	385,513,789

End of year	$39,568,979	$40,781,318	$368,335,227	$373,518,124

End of year undistributed (distribution in excess of) net investment income	$4,863,653	$5,833,604	$(1,696,051)	$(5,693,238)

[1]	Consolidated Statement of Changes in Net Assets.

	BlackRock Limited Duration Income Trust (BLW)		BlackRock Preferred and Equity Advantage Trust[1] (BTZ)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006	2007

Operations:

Net investment income	$55,219,613	$49,596,055	$64,774,125
Net realized gain (loss)	3,120,082	(1,589,905)	(45,522,505)
Net change in unrealized appreciation/depreciation	(21,221,592)	2,473,132	(51,952,955)
Dividends from net investment income to Preferred Shareholders:	—	—	(16,313,570)

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	37,118,103	50,479,282	(49,014,905)

Dividends and Distributions to Common Shareholders from:
Net investment income	(51,967,739)	(55,725,066)	(48,688,436)
Net realized gains	(2,229,742)	—	—
Tax return of capital distributions	(1,074,826)	(760,960)	(24,171,991)

Total dividends and distributions	(55,272,307)	(56,486,026)	(72,860,427)

Capital Share Transactions:
Net from the issuance of common shares	—	—	1,115,290,352
Net proceeds from the underwriters’ over-allotment exercised	—	—	113,370,625
Reinvestment of common dividends	2,057,525	251,427	1,748,836

	2,057,525	251,427	1,230,409,813

Total increase (decrease)	(16,096,679)	(5,755,317)	1,108,534,481

Net Assets Applicable to Common Shareholders
Beginning of period	699,206,100	704,961,417	—

End of period	$683,109,421	$699,206,100	$1,108,534,481

End of period undistributed (distribution in excess of) net investment income	$800,386	$(36,700)	$(276,473)

[1]	Commencement of investment operations for Preferred and Equity Advantage Trust was December 27, 2006. This information includes the initial investment by BlackRock Funding, Inc.

See Notes to Financial Statements.

53	ANNUAL REPORT	OCTOBER 31, 2007

	BlackRock High Yield Trust (BHY)		BlackRock Income Opportunity Trust (BNA)		BlackRock Income Trust Inc. (BKT)

Net Increase (Decrease) in Net Assets	2007	2006	2007	2006	2007	2006

Operations
Net investment income	$4,031,885	$4,211,671	$21,461,718	$19,514,794	$18,973,713	$20,352,044
Net realized gain (loss)	(2,450,156)	(2,067,969)	2,113,139	(7,330,378)	(10,368,025)	1,937,674
Net change in unrealized appreciation/depreciation	2,730,808	4,444,627	(6,083,476)	7,965,246	18,371,718	1,267,311

Net increase in net assets resulting from operations	4,312,537	6,588,329	17,491,381	20,149,662	26,977,406	23,557,029

Dividends and Distributions to Common Shareholders from:
Net investment income	(3,927,807)	(4,175,232)	(20,862,233)	(22,238,524)	(18,808,452)	(21,910,288)
Net realized gains	—	—	—	(8,976,694)	—	—
Tax return of capital	—	—	(1,874,570)	(2,162,198)	(4,978,175)	(5,576,693)

Total dividends and distributions	(3,927,807)	(4,175,232)	(22,736,803)	(33,377,416)	(23,786,627)	(27,486,981)

Capital Share Transactions:
Reinvestment of common dividends	12,289	48,307	—	—	—	—

Total increase (decrease)	397,019	2,461,404	(5,245,422)	(13,227,754)	3,190,779	(3,929,952)

Net Assets

Beginning of year	50,385,237	47,923,833	384,850,299	398,078,053	414,460,172	418,390,124

End of year	$50,782,256	$50,385,237	$379,604,877	$384,850,299	$417,650,951	$414,460,172

End of year undistributed (distribution in excess of) net investment income	$116,650	$10,204	$768,824	$(900,730)	$(6,313,294)	$(519,359)

	BlackRock Strategic Bond Trust (BHD)

Net Increase (Decrease) in Net Assets Applicable to Common Shareholders	2007	2006

Operations:
Net investment income	$6,735,537	$6,965,538
Net realized gain (loss)	999,009	(759,640)
Net change in unrealized appreciation/depreciation	(1,416,472)	2,082,388
Dividends from net investment income to Preferred Shareholders:	—	—

Net increase (decrease) in net assets applicable to common shareholders resulting from operations	6,318,074	8,288,286

Dividends and Distributions to Common Shareholders from:
Net investment income	(6,521,963)	(6,969,104)
Net realized gains	—	—
Tax return of capital distributions	—	(251,641)

Total dividends and distributions	(6,521,963)	(7,220,745)

Capital Share Transactions:
Net from the issuance of common shares	—	—
Net proceeds from the underwriters’ over-allotment exercised	—	—
Reinvestment of common dividends	—	—

	—	—

Total increase (decrease)	(203,889)	1,067,541

Net Assets Applicable to Common Shareholders
Beginning of period	97,613,612	96,546,071

End of period	$97,409,723	$97,613,612

End of period undistributed (distribution in excess of) net investment income	$197,208	$(16,366)

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	54

Financial Highlights	BlackRock Broad Investment Grade 2009 Term Trust Inc. (BCT)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$13.79	$14.63	$15.98	$16.02	$17.33

Investment operations:
Net investment income	0.48	0.65	0.80	0.61	1.28
Net realized and unrealized gain (loss)	0.01	(0.05)	(0.87)	0.25	(1.40)

Net increase (decrease) from investment operations	0.49	0.60	(0.07)	0.86	(0.12)

Dividends and distributions from:
Net investment income	(0.90)	(1.42)	(1.03)	(0.90)	(1.19)
Net realized gains	—	(0.02)	(0.25)	—	—

Total dividends and distributions	(0.90)	(1.44)	(1.28)	(0.90)	(1.19)

Net asset value, end of year	$13.38	$13.79	$14.63	$15.98	$16.02

Market price, end of year	$15.15	$15.08	$15.86	$15.80	$15.85

Total Investment Returns[1]

At net asset value	2.95%	3.53%	(0.82)%	5.52%	(0.61)%

At market value	6.60%	4.44%	8.74%	5.45%	5.32%

Ratios to Average Net Assets

Total expenses	1.86%	1.14%	2.37%	2.48%	2.43%
Net expenses	1.86%	1.14%	2.37%	2.48%	2.43%
Net expenses excluding excise tax	1.16%	1.14%	1.19%	1.11%	1.18%
Net investment income	3.50%	4.50%	5.23%	3.83%	7.54%

Supplemental Data

Average net assets (000)	$40,261	$42,625	$45,264	$47,191	$49,882
Portfolio turnover	10%	8%	116%	20%	39%
Net assets, end of year (000)	$39,569	$40,781	$43,276	$47,255	$47,381
Reverse repurchase agreements outstanding, end of year (000)	$—	$—	$—	$19,263	$19,953
Asset coverage, end of year[2]	$—	$—	$—	$3,453	$3,375
Reverse repurchase agreements average daily balance (000)	$—	$—	$7,865	$22,055	$19,409
Reverse repurchase agreements weighted average interest rate	—%	—%	2.32%	1.20%	1.21%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

55	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Core Bond Trust (BHK)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$13.82	$14.27	$15.22	$14.75	$14.33

Investment operations:
Net investment income	0.74	0.66	0.78	0.92	0.83
Net realized and unrealized gain (loss)	(0.13)	0.11	(0.37)	0.66	0.77

Net increase from investment operations	0.61	0.77	0.41	1.58	1.60

Dividends and distributions from:
Net investment income	(0.61)	(0.93)	(1.01)	(0.86)	(1.00)
Net realized gains	—	(0.29)	(0.35)	(0.25)	(0.18)
Tax return of capital	(0.19)	—	—	—	—

Total dividends and distributions	(0.80)	(1.22)	(1.36)	(1.11)	(1.18)

Net asset value, end of year	$13.63	$13.82	$14.27	$15.22	$14.75

Market price, end of year	$12.23	$12.86	$13.69	$14.02	$13.57

Total Investment Returns[1]

At net asset value	5.04%	6.20%	3.18%	11.79%	11.76%

At market value	1.29%	3.07%	7.46%	11.93%	6.62%

Ratios to Average Net Assets

Total expenses	1.60%	1.08%	1.50%	1.32%	1.05%
Net expenses	1.60%	1.08%	1.50%	1.32%	1.05%
Net expenses excluding interest expense	0.78%	0.77%	0.85%	0.92%	0.87%
Net investment income	5.36%	4.78%	5.20%	6.20%	5.58%

Supplemental Data

Average net assets (000)	$367,577	$370,219	$402,783	$401,212	$401,049
Portfolio turnover	122%	88%	220%	398%	161%
Net assets, end of year (000)	$368,335	$373,518	$385,514	$411,163	$398,540
Reverse repurchase agreements outstanding, end of year (000)	$103,354	$3,911	$86,876	$102,474	$91,668
Asset coverage, end of year[2]	$4,564	$96,502	$5,438	$5,012	$5,348
Reverse repurchase agreements average daily balance (000)	$44,786	$25,340	$91,130	$145,094	$67,591
Reverse repurchase agreements weighted average interest rate	5.24%	4.54%	2.86%	1.11%	1.05%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	56

Financial Highlights	BlackRock High Yield Trust (BHY)

	Year Ended October 31,

	2007		2006	2005		2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$7.85		$7.48	$7.95		$6.96	$6.13

Investment operations:
Net investment income	0.63		0.66	0.68		0.92	1.06
Net realized and unrealized gain (loss)	0.04		0.36	(0.36)		1.02	0.89

Net increase from investment operations	0.67		1.02	0.32		1.94	1.95

Dividends and distributions from:
Net investment income	(0.61)		(0.65)	(0.79)		(0.92)	(1.07)
Tax return of capital	—		—	—		(0.03)	(0.05)

Total dividends and distributions	(0.61)		(0.65)	(0.79)		(0.95)	(1.12)

Net asset value, end of year	$7.91		$7.85	$7.48		$7.95	$6.96

Market price, end of year	$6.92		$7.77	$7.36		$9.30	$10.25

Total Investment Returns[1]

At net asset value	9.03%		14.25%	2.85%		26.24%	27.75%

At market value	(3.63	) %	14.93%	(13.49	) %	0.28%	32.87%

Ratios to Average Net Assets

Total expenses	4.16%		4.50%	3.52%		2.69%	3.07%
Net expenses	4.14%		4.49%	3.51%		2.68%	3.07%
Net expenses excluding interest expense	2.10%		2.19%	2.10%		1.96%	2.22%
Net investment income	7.84%		8.74%	8.71%		12.16%	16.37%

Supplemental Data

Average net assets (000)	$51,435		$48,176	$50,104		$48,186	$41,326
Portfolio turnover	69%		85%	102%		156%	30%
Net assets, end of year (000)	$50,782		$50,385	$47,924		$50,914	$44,438
Loan outstanding, end of year (000)	$9,250		$20,250	$20,750		$19,250	$19,250
Asset coverage, end of year[2]	$6,490		$3,488	$3,310		$3,645	$3,308
Loan average daily balance (000)	$17,710		$20,621	$20,425		$19,250	$19,250
Loan weighted average interest rate	5.28%		4.75%	2.87%		1.80%	1.96%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

57	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Income Opportunity Trust (BNA)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$11.17	$11.56	$12.38	$11.93	$11.83

Investment operations:
Net investment income	0.62	0.57	0.72	0.76	0.84
Net realized and unrealized gain (loss)	(0.11)	0.01	(0.45)	0.53	0.31

Net increase from investment operations	0.51	0.58	0.27	1.29	1.15

Dividends and distributions from:
Net investment income	(0.61)	(0.65)	(0.81)	(0.84)	(0.81)
Net realized gains	—	(0.26)	(0.28)	—	(0.24)
Tax return of capital	(0.05)	(0.06)	—	—	—

Total dividends and distributions	(0.66)	(0.97)	(1.09)	(0.84)	(1.05)

Net asset value, end of year	$11.02	$11.17	$11.56	$12.38	$11.93

Market price, end of year	$10.19	$10.58	$10.90	$11.38	$10.95

Total Investment Returns[1]

At net asset value	5.11%	5.76%	2.95%	11.90%	10.92%

At market value	2.62%	6.27%	5.53%	12.04%	14.71%

Ratios to Average Net Assets

Total expenses	2.01%	1.61%	1.72%	1.11%	1.29%
Net expenses	2.00%	1.61%	1.72%	1.11%	1.29%
Net expenses excluding interest expense	0.87%	0.89%	0.87%	0.84%	0.89%
Net investment income	5.68%	5.11%	5.97%	6.29%	6.99%

Supplemental Data

Average net assets (000)	$378,159	$381,726	$413,777	$415,131	$413,543
Portfolio turnover	196%	131%	396%	300%	46%
Net assets, end of year (000)	$379,605	$384,850	$398,078	$426,643	$410,981
Reverse repurchase agreements outstanding, end of year (000)	$105,262	$34,326	$120,179	$94,644	$103,378
Asset coverage, end of year[2]	$4,606	$12,212	$4,312	$5,508	$4,976
Reverse repurchase agreements average daily balance (000)	$68,241	$59,691	$122,457	$97,264	$136,172
Reverse repurchase agreements weighted average interest rate	5.27%	4.59%	2.87%	1.14%	1.22%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	58

Financial Highlights	BlackRock Income Trust Inc. (BKT)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$6.48	$6.54	$6.95	$7.21	$8.13

Investment operations:
Net investment income	0.30	0.32	0.44	0.51	0.61
Net realized and unrealized gain (loss)	0.12	0.05	(0.30)	(0.16)	(0.52)

Net increase from investment operations	0.42	0.37	0.14	0.35	0.09

Dividends and distributions from:
Net investment income	(0.29)	(0.34)	(0.48)	(0.61)	(1.01)
Tax return of capital	(0.08)	(0.09)	(0.07)	—	—

Total dividends and distributions	(0.37)	(0.43)	(0.55)	(0.61)	(1.01)

Net asset value, end of year	$6.53	$6.48	$6.54	$6.95	$7.21

Market price, end of year	$5.81	$6.07	$5.90	$7.50	$7.71

Total Investment Returns[1]

At net asset value	7.06%	6.06%	2.12%	5.01%	1.20%

At market value	1.69%	10.18%	(14.63)%	5.97%	15.41%

Ratios to Average Net Assets

Total expenses	2.77%	2.85%	2.80%	1.37%	1.36%
Net expenses	2.76%	2.84%	2.79%	1.37%	1.36%
Net expenses excluding interest expense	0.98%	1.00%	0.99%	0.97%	1.02%
Net investment income	4.60%	4.92%	6.54%	7.13%	8.18%

Supplemental Data

Average net assets (000)	$412,390	$413,597	$430,035	$447,984	$472,676
Portfolio turnover	250%	80%	60%	120%	64%
Net assets, end of year (000)	$417,651	$414,460	$418,390	$442,635	$457,301
Reverse repurchase agreements outstanding, end of year (000)	$33,895	$70,691	$149,558	$223,736	$121,767
Asset coverage, end of year[2]	$13,322	$6,863	$3,798	$2,978	$4,756
Reverse repurchase agreements average daily balance (000)	$93,325	$104,393	$180,553	$158,278	$135,804
Reverse repurchase agreements weighted average interest rate	5.21%	4.54%	2.81%	1.12%	1.17%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

59	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)

	Year Ended October 31,				For the Period July 30, 2003[1] through October 31, 2003

	2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of year	$19.01	$19.17	$20.13	$19.74	$19.10 [2]

Investment operations:
Net investment income	1.50	1.35	1.46	1.46	0.33
Net realized and unrealized gain (loss)	(0.49)	0.03	(0.94)	0.43	0.60

Net increase from investment operations	1.01	1.38	0.52	1.89	0.93

Dividends and distributions from:
Net investment income	(1.41)	(1.52)	(1.33)	(1.49)	(0.25)
Net realized gains	(0.06)	—	(0.15)	(0.01)	—
Tax return of capital	(0.03)	(0.02)	—	—	—

Total dividends and distributions	(1.50)	(1.54)	(1.48)	(1.50)	(0.25)

Capital charges with respect to issuance of Common shares	—	—	—	—	(0.04)

Net asset value, end of year	$18.52	$19.01	$19.17	$20.13	$19.74

Market price, end of year	$16.68	$18.85	$17.48	$19.95	$18.80

Total Investment Returns[3]

At net asset value	5.66%	7.85%	2.93%	10.17%	4.71%

At market value	(4.03)%	17.31%	(5.30)%	14.64%	(4.77)%

Ratios to Average Net Assets

Total expenses	2.16%	2.20%	1.71%	1.26%	0.82%[4]
Net expenses	2.14%	2.19%	1.71%	1.25%	0.82%[4]
Net expenses excluding interest expense	0.83%	0.91%	0.92%	0.90%	0.79%[4]
Net investment income	7.92%	7.10%	7.42%	7.34%	6.87%[4]

Supplemental Data

Average net assets (000)	$696,946	$698,382	$722,668	$730,369	$686,655
Portfolio turnover	65%	132%	70%	215%	127%
Net assets, end of year (000)	$683,109	$699,206	$704,961	$739,225	$724,747
Reverse repurchase agreements outstanding, end of year (000)	$109,287	$220,000	$176,010	$159,416	$118,993
Asset coverage, end of year[5]	$7,251	$4,178	$5,005	$5,637	$7,091
Reverse repurchase agreements average daily balance (000)	$172,040	$179,366	$186,660	$195,845	$26,591
Reverse repurchase agreements weighted average interest rate	5.28%	4.96%	3.08%	1.32%	0.76%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.
[3]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	60

Financial Highlights	BlackRock Preferred and Equity Advantage Trust (BTZ)

For the Period December 27, 2006[1] through October 31, 2007

Per Common Share Operating Performance

Net asset value, beginning of period	$23.88 [2]

Investment operations:
Net investment income	1.25
Net realized and unrealized gain (loss)	(1.86)
Dividends to preferred shareholders from net investment income	(0.31)

Net increase (decrease) from investment operations	(0.92)

Dividends and distributions to common shareholders from:
Net investment income	(0.93)
Tax return of capital	(0.47)

Total dividends and distributions	(1.40)

Capital charges with respect to issuance of:
Common shares	(0.04)
Preferred shares	(0.13)

Total capital charges	(0.17)

Net asset value, end of period	$21.39

Market price, end of period	$18.65

Total Investment Returns[3]

At net asset value	(4.42)%

At market value	(20.34)%

Ratios to Average Net Assets of Common Shareholders[4,5]

Total expenses	1.90%
Net expenses	1.88%
Net expenses excluding interest expense and excise tax	1.04%
Net investment income available to common shareholders	4.86%
Preferred share dividends	1.64%

Supplemental Data

Average net assets of common shareholders (000)	$1,177,716
Portfolio turnover	35%
Net assets applicable to common shareholders, end of period (000)	$1,108,534
Reverse repurchase agreements outstanding, end of period (000)	$88,291
Asset coverage per preferred share, end of period[3]	$89,737
Reverse repurchase agreements average daily balance (000)	$96,468
Reverse repurchase agreements weighted average interest rate	5.32%

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $1.125 per share sales charge from the initial offering price of $25.00 per share.
3

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[4]	Annualized.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

61	ANNUAL REPORT	OCTOBER 31, 2007

Financial Highlights	BlackRock Strategic Bond Trust (BHD)

	Year Ended October 31,

	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of year	$13.83	$13.68	$15.10	$15.07	$12.63
Investment operations:
Net investment income	0.95	0.99	1.10	1.39	1.59
Net realized and unrealized gain (loss)	(0.06)	0.18	(1.13)	0.25	2.34

Net increase (decrease) from investment operations	0.89	1.17	(0.03)	1.64	3.93

Dividends and distributions from:
Net investment income	(0.92)	(0.98)	(1.12)	(1.61)	(1.49)
Tax return of capital	—	(0.04)	(0.27)	—	—

Total dividends and distributions	(0.92)	(1.02)	(1.39)	(1.61)	(1.49)

Net asset value, end of year	$13.80	$13.83	$13.68	$15.10	$15.07

Market price, end of year	$11.88	$12.85	$12.45	$16.70	$15.27

Total Investment Returns[1]

At net asset value	7.26%	9.58%	(0.49)%	11.35%	32.55%

At market value	(0.62)%	11.87%	(18.11)%	21.54%	37.36%

Ratios to Average Net Assets

Total expenses	1.45%	2.25%	2.14%	1.49%	2.01%
Net expenses	1.27%	2.00%	1.87%	1.23%	1.71%
Net expenses excluding interest expense	0.87%	0.94%	0.92%	0.89%	1.01%
Net investment income	6.86%	7.26%	7.58%	9.23%	11.32%

Supplemental Data

Average net assets (000)	$98,130	$96,003	$101,990	$106,330	$98,498
Portfolio turnover	34%	56%	51%	31%	32%
Net assets, end of year (000)	$97,410	$97,614	$96,546	$106,433	$106,045
Reverse repurchase agreements outstanding, end of year (000)	$413	$14,951	$31,883	$13,188	$45,872
Asset coverage, end of year[2]	$236,789	$7,529	$4,028	$9,071	$3,312
Reverse repurchase agreements average daily balance (000)	$7,240	$21,104	$30,406	$27,562	$46,036
Reverse repurchase agreements weighted average interest rate	5.34%	4.81%	3.20%	1.33%	1.51%

[1]

Total investment return at market price, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns excludes the effects of brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Per $1,000 of reverse repurchase agreements outstanding.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

ANNUAL REPORT	OCTOBER 31, 2007	62

Notes to Financial Statements

Note 1. Organization & Accounting Policies

BlackRock Broad Investment Grade 2009 Term Trust Inc. (“Broad Investment Grade”), BlackRock Core Bond Trust (“Core Bond”), BlackRock High Yield Trust (“High Yield”), BlackRock Income Opportunity Trust (“Income Opportunity”), BlackRock Income Trust Inc. (“Income Trust”), BlackRock Limited Duration Income Trust (“Limited Duration”) and BlackRock Strategic Bond Trust (“Strategic Bond”) are registered as diversified, closed-end management investment companies under the Investment Company Act of 1940, as amended (the “1940 Act”). BlackRock Preferred and Equity Advantage Trust (“Preferred and Equity”) is registered as a non-diversified, closed-end management investment company under the 1940 Act. Broad Investment Grade, Income Opportunity and Income Trust are organized as Maryland corporations. Core Bond, High Yield, Limited Duration and Strategic Bond are organized as Delaware statutory trusts. Broad Investment Grade, Core Bond, High Yield, Income Opportunity, Income Trust, Limited Duration, Preferred and Equity and Strategic Bond are individually referred to as a “Trust” and collectively as the “Trusts”.

Preferred and Equity was organized on October 26, 2006 and had no transactions until November 21, 2006 when the Trust sold 4,817 common shares for $115,006 to BlackRock Funding, Inc. Investment operations for Preferred and Equity commenced on December 27, 2006. The Trust incurred organization costs which were deferred from the organization date until the commencement of operations.

On December 3, 1999, Broad Investment Grade transferred a substantial portion of its total assets to a 100% owned registered investment company subsidiary called BCT Subsidiary, Inc. The financial statements and these notes to the financial statements for Broad Investment Grade are consolidated and include the operations of both Broad Investment Grade and its wholly owned subsidiary after elimination of all intercompany transactions and balances.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: The Trusts value most of their investments on the basis of current market quotations provided by dealers or pricing services selected under the supervision of each Trust’s Board (the “Board”) of Directors or Trustees, as appropriate (the “Trustees”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. Effective September 4, 2007, exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade and previously were valued at the last sales price as of the close of options trading on applicable exchanges. Swap quotations are provided by dealers selected under supervision of the Board. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost.

Bank loans (“loan interests”) are valued in accordance with guidelines established by the Board. Loan interests are valued at the average between the last available bid prices from one or more brokers or dealers as obtained from Loan Pricing Corporation (“LPC”). If no reliable price quotes are available, LPC values such interests through the use of pricing matrixes. If the pricing service does not provide a value for the loan interests, BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, Inc., will value the loan interests at fair value under methods approved by the Funds’ Board.

Investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to the Board.

When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Manager deems relevant.

In September 2006, Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implication of FAS 157 and its impact on the Trusts’ financial statements, if any, has not been determined.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities” (“FAS 159”), was issued and is effective for fiscial years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Trusts’ financial statements, if any, has not been determind.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. The cost of investments sold and the related gain or loss is determined by use of the specific identification method, generally first-in, first-out, for both financial reporting and federal income tax purposes. Each Trust records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method. Dividend income is recorded on the ex-dividend date.

63	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Each trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by affiliates or mortgage-related securities containing loans or mortgages originated by Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial Services Group, Inc. (“PNC”), both principal owners of BlackRock, Inc., or their affiliates, including Midland Loan Services, Inc. It is possible under certain circumstances, that Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securities Corp. or their affiliates, including Midland Loan Services, Inc., could have interest that are conflict with the holders of these mortgage-backed securities, and such holders could have rights against Merrill Lynch Mortgage Investors, Inc. and PNC Mortgage Securitites Corp. or their affiliates, including Midland Loan Services, Inc.

Reverse Repurchase Agreements: The Trusts may enter into reverse repurchase agreements with qualified third-party broker-dealers as determined by and under the direction of the Trusts’ Board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time a Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender, containing liquid investment grade securities having a value not less than the repurchase price, including accrued interest of the reverse repurchase agreement.

Dollar Rolls: The Trusts may enter into dollar rolls in which a Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trusts forgo principal and interest paid on the securities. The Trusts will be compensated by the interest earned on the cash proceeds of the initial sale and/or by the lower repurchase price at the future date.

Loan Payable: High Yield has a $32 million committed credit facility (the “facility”). Under the terms of the facility, the Trust borrows at the London Interbank Offered Rate (“LIBOR”) plus facility and administrative fees. In addition, the Trust pays a liquidity fee on the unused portion of the facility. The Trust may borrow up to 33 1/3% of its total assets up to the committed amount. In accordance with the terms of the facility, the Trust has pledged its portfolio assets as collateral for the borrowing.

Bank Loans: In the process of buying, selling and holding bank loans, a Trust may receive and/or pay certain fees. These fees are included in the purchase price and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. These fees are amortized as premium and/or accreted as discount over the term of the loan. When a Trust buys a bank loan it may receive a facility fee and when it sells a bank loan it may pay a facility fee. On an ongoing basis, a Trust may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a bank loan. In certain circumstances, a Trust may receive a prepayment penalty fee upon the prepayment of a bank loan by a borrower. Other fees recieved by a Trust may include covenant waiver fees and covenant modification fees.

A Trust may invest in multiple series or tranches of an issuer. A different series or tranche may have varying terms and carry different associated risks.

Option Writing/Purchasing: When a Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or a loss on investment transactions. A Trust, as writer of an option, has no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Option writing and purchasing may be used by the Trusts as an attempt to manage the duration of positions, or collections of positions, so that changes in interest rates do not adversely affect the targeted duration of the portfolio unexpectedly. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of “one” means that a portfolio’s or a security’s price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the writer to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that a Trust may forgo the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that a Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Trust may not fully recoup its initial

ANNUAL REPORT	OCTOBER 31, 2007	64

Notes to Financial Statements (continued)

investment in IOs. Such securities will be considered liquid only if so determined in accordance with guidelines established by the Trustees.

Inverse Floating Rate Securities: The Trusts may invest in inverse floating rate securities that pay interest at a rate that varies inversely with interest rates. As interest rates rise, inverse floating rates decline. The market value of such securities is more volatile than comparable fixed rate securities.

Credit Default Swaps: Credit default swaps are agreements in which one party pays fixed periodic payments to a counterparty in consideration for a guarantee from the counterparty to make a specific payment should a negative credit event take place. Risks arise from the possible inability of the counterparties to meet the terms of their contracts.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Total Return Swaps: Total return swaps are agreements in which one party commits to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Trust will receive a payment from or make a payment to the counterparty.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Interest Rate Swaps: In an interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps are efficient as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.

During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by “marking-to-market” to reflect the market value of the swap. When the swap is terminated, a Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract, if any.

The Trusts are exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trusts closely monitor swaps and do not anticipate non-performance by any counterparty.

Swap Options: Swap options are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options are recorded as liabilities or assets and are subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commission, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or the proceeds from the sale in determining whether a Trust has realized a gain or loss on investment transactions.

The main risk that is associated with purchasing swap options is that the swap option expires without being exercised. In this case, the option expires worthless and the premium paid for the swap option is considered the loss. The main risk that is associated with the writing of a swap option is the market risk of an unfavorable change in the value of the interest rate swap underlying the written swap option.

Swap options may be used by the Trusts to manage the duration of the Trusts’ portfolios in a manner similar to more generic options described above.

Interest Rate Floors: Interest rate floors are similar to interest rate swaps, except that one party agrees to pay a fee, while the other party pays the deficiency, if any, of a floating rate under a specified fixed or floating rate.

Interest rate floors are used by the Trusts to both manage the duration of the portfolios and their exposure to changes in short-term interest rates. Selling interest rate floors reduces a portfolio’s duration, making it less sensitive to changes in interest rates from a market value perspective. The Trusts’ leverage provides extra income in a period of falling rates. Selling floors reduces some of that extra income by partially monetizing it as an up front payment which the Trusts receive.

The Trusts are exposed to credit loss in the event of non-performance by the other party to the interest rate floor. However, the Trusts do not anticipate non-performance by any counterparty.

Transaction fees paid or received by the Trusts are recognized as assets or liabilities and amortized or accreted into interest expense or income over the life of the interest rate floor. The asset or liability is subsequently adjusted to the current market value of the interest rate floor purchased or sold. Changes in the value of the interest rate floor are recognized as unrealized gains and losses.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin pay-

65	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

ments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Forward Currency Contracts: The Trusts enter into forward currency contracts primarily to facilitate settlement of purchases and sales of foreign securities and to help manage the overall exposure to foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date (usually the security transaction settlement date) at a negotiated forward rate. In the event that a security fails to settle within the normal settlement period, the forward currency contract is renegotiated at a new rate. The gain or loss arising from the difference between the settlement value of the original and renegotiated forward contracts is isolated and is included in net realized gains (losses) from foreign currency transactions. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contract.

Forward currency contracts, when used by the Trusts, help to manage the overall exposure to the foreign currency backing some of the investments held by the Trusts. Forward currency contracts are not meant to be used to eliminate all of the exposure to the foreign currency, rather they allow the Trusts to limit their exposure to foreign currency within a narrow band to the objectives of the Trusts.

Foreign Currency Translation: Foreign currency amounts are translated into United States dollars on the following basis:

(i)        market value of investment securities, assets and liabilities at the current rate of exchange.

(ii)       purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

For fixed income securities, the Trusts isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Trusts isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

Net realized and unrealized foreign exchange gains and losses includes realized foreign exchange gains and losses from sales and maturities of foreign portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of interest and discount recorded on the Trusts’ books and the U.S. dollar equivalent amounts actually received or paid, and changes in unrealized foreign exchange gains and losses in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

Short Sales/Borrowed Bonds: The Trusts engage in short selling of securities as a method of managing potential price declines in similar securities owned by the Trust. When a Trust engages in short selling, it may enter into a borrowed bond agreement to borrow the security sold short and deliver it to the broker-dealer with which it engaged in the short sale. A gain, limited to the price at which a Trust sold the security short or pursuant to the borrowed bond agreement, or a loss, unlimited as to dollar amount, will be recognized upon the termination of a short sale or borrowed bond agreement if the market price is greater or less than the proceeds originally received.

Borrowed Bond Agreements: In a borrowed bond agreement, each Trust borrows securities from a third party, with the commitment that they will be returned to the lender on an agreed-upon date. Borrowed bond agreements are primarily entered into to settle short positions. In a borrowed bond agreement, the Trust’s prime broker or third party broker takes possession of cash as collateral. The Trusts receive interest income on the cash collateral relating to the borrowed bond agreement and are obligated to pay the prime broker or third party broker payments received on such borrowed securities. The cash collateral approximates the principal amount of the bonds borrowed transaction. To the extent that the bonds borrowed transactions exceed one business day, the value of the collateral with any counter-party is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the lender defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the lender of the security, realization of the collateral by the Trust may be delayed or limited.

Trust Preferred Stock: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

TBA Purchase Commitments: The Trusts may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold

ANNUAL REPORT	OCTOBER 31, 2007	66

Notes to Financial Statements (continued)

declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Trusts’ other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Investments Valuation”.

Mortgage Dollar Rolls: The Trusts may enter into mortgage dollar rolls (principally using TBA commitments) in which the Trusts sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The Trusts receive compensation, in either “fee” or “drop”, as consideration for entering into the commitment to repurchase. A Trust must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Trust is required to purchase may decline below the agreed upon repurchase price of those securities. In a “fee” roll, the compensation received is recorded as deferred income and amortized to income over the roll period. In a “drop” roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Trust engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

Financing Transactions: The Trusts may enter into financing transactions consisting of sales by a Trust of securities together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Trust sells the security becomes insolvent, a Trust’s right to repurchase the security may be restricted. The value of the security may change over the term of the financing transaction.

Segregation: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when issued securities, reverse repurchase agreements, swaps or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient amounts of their taxable income to shareholders. Therefore, no federal income tax provisions have been recorded.

In July 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes — an interpretation of FAS Statement No. 109.” FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Trusts’, excluding Preferred and Equity, financial statements, if any, from FIN 48 is currently being assessed.

Effective October 31, 2007, Preferred and Equity implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to Preferred and Equity and has determined that the adoption of FIN 48 does not have a material impact on the financial statements. Preferred and Equity will file its first Federal and state tax returns in 2008 for the period ended October 31, 2007.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed in accordance with the 1940 Act. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized captial gains, a portion of the total distribution may be treated as a tax-free return of capital. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 7.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities including investment valuations at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates and such differences may be material.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by each Trust’s Board, non-interested Trustees (“Independent Trustees”) defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of the other BlackRock Closed-End Funds selected by the Independent Trustees. These amounts are shown on the Statement of Assets and Liabilities as “Investments in Affiliates”. This has approximately the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in such Trusts.

The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust.

67	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Each Trust may, however, elect to invest in common shares of those Trusts selected by the Independent Trustees in order to match its deferred compensation obligations.

Other: Expenses that are directly related to one of the Trusts are charged directly to that Trust. Other operating expenses are generally prorated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds.

Note 2. Agreements and Other Transactions with Affiliates and Related Parties

Each Trust has an Investment Management Agreement with the Manager. BlackRock Financial Management, Inc. (“BFM”), a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to Core Bond, Limited Duration, Preferred and Equity and Strategic Bond. BlackRock Investment Management, LLC (“BIM”), a wholly owned subsidiary of BlackRock, Inc., also serves as sub-advisor to Preferred and Equity. Merrill Lynch and PNC are principal owners of BlackRock, Inc.

Broad Investment Grade, High Yield, Income Opportunity and Income Trust each have an Administration Agreement with the Advisor. The Investment Management Agreement for Core Bond, Limited Duration, Preferred and Equity and Strategic Bond covers both investment advisory and administration services.

Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.55% for Broad Investment Grade, 0.60% for Income Opportunity and 0.65% for Income Trust, of each Trust’s average net assets and 0.55% for Core Bond and Limited Duration, 0.65% for Preferred and Equity, 1.05% for High Yield and 0.75% for Strategic Bond, of each Trust’s average managed assets. “Net assets” means the total assets of the Trust minus the sum of accrued liabilities. “Managed assets” means the total assets of a Trust (including any assets attributable to any borrowing that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fees or other expenses on Strategic Bond as a percentage of its average weekly managed assets as follows: 0.20% for the first five years of the Trust’s operations from 2002 through February 28, 2007, 0.15% through February 28, 2008, 0.10% through February 28, 2009 and 0.05% through February 28, 2010.

The Advisor pays BFM fees for its sub-advisory services.

The administration fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.15% for Broad Investment Grade, 0.10% for Income Opportunity, and 0.15% for Income Trust, of each Trust’s average net assets and 0.10% for High Yield of the Trust’s average managed assets.

Pursuant to the advisory agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for cost of employees that provide pricing and secondary market support to each Trust. These expenses are generally pro-rated to the Trusts on the basis of relative net assets of all the BlackRock Closed-End Funds. For the year ended October 31, 2007, the Trusts reimbursed the Advisor the following amounts, which are included in miscellaneous expenses in the Statements of Operations:

Trust	Amount

Broad Investment Grade	$2,929
Core Bond	22,028
High Yield	2,530
Income Opportunity	22,733
Income Trust	26,282
Limited Duration	40,812
Preferred and Equity	25,990
Strategic Bond	5,617

Pursuant to the terms of their custody agreements, each Trust may receive earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees. These credits are shown on the Statements of Operations as “fees paid indirectly.”

During the year ended October 31, 2007, Merrill Lynch, through its affiliated broker dealer Merrill Lynch, Pierce, Fenner & Smith, Inc., earned commissions on transactions of securities as follows:

Trust	Commission Amount

Core Bond	$104,454
High Yield	8
Income Opportunity	110,446
Income Trust	66,166
Limited Duration	1,603
Preferred and Equity	757,239
Strategic Bond	28

ANNUAL REPORT	OCTOBER 31, 2007	68

Notes to Financial Statements (continued)

Investments in companies considered to be an affiliate of the Trusts, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Trust	Portfolio Company	Beginning Principal Amount	Purchases	Sales	Ending Principal Amount	Interest Income	Market Value of Affiliates at October 31, 2007

Core Bond	Merrill Lynch	$1,509,548	$—	$1,509,548	$—	$45,271	$—
	Mortgage
	Investors, Inc.,
	Ser. HE2,
	Class A2A
	Merrill Lynch	—	925,000	—	925,000	7,589	933,463
	Mortgage Trust,
	Ser. C1,
	Class AM
Income	Merrill Lynch	1,651,471	—	1,651,471	—	49,245	—
Opportunity	Mortgage
	Investors, Inc.,
	Ser. HE2,
	Class A2A
	Merrill Projects,	152,326	—	102,166	50,160	10,465	50,662
	Ser. 29
	Merrill Projects,	51,398	—	2,145	49,253	3,746	49,745
	Ser. 42
Income	Merrill Projects,	51,249	—	1,726	49,523	3,731	50,019
Trust	Ser. 54

Certain officers and/or directors of the Trusts are officers and/or directors of BlackRock, Inc. or its affiliates.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, dollar rolls and U.S. government securities, for the year ended October 31, 2007 were as follows:

Trust	Purchases	Sales

Broad Investment Grade	$3,771,896	$4,504,593
Core Bond	722,652,874	440,021,114
High Yield	45,730,396	53,761,581
Income Opportunity	1,000,463,875	694,999,046
Income Trust	1,181,095,299	1,209,086,090
Limited Duration	654,114,184	991,030,609
Preferred and Equity	2,424,297,184	773,130,150
Strategic Bond	34,511,252	56,088,950

Purchases and sales of U.S. government securities for the year ended October 31, 2007, aggregated as follows:

Trust	Purchases	Sales

Broad Investment Grade	$—	$5,655,469
Core Bond	188,022,696	260,028,377
Income Opportunity	213,262,623	298,489,442
Income Trust	132,824,013	163,361,268
Limited Duration	—	10,000,000
Preferred and Equity	479,869,532	487,606,224
Strategic Bond	172,822	933,000

69	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Details of open forward currency contracts at October 31, 2007 were as follows:

Trust	Foreign Currency	Settlement Date	Contract to Receive	Value at Settlement Date	Value at Unrealized October 31, 2007	Appreciation (Depreciation)

Core	Bought:
Bond	Japanese
	Yen	1/15/08	$793,358,661	$6,876,169	$6,937,915	$61,746
	Sold:
	Euro	1/23/08	1,233,067	1,747,256	1,787,871	(40,615)

						$21,131

Limited	Sold:
Duration	Euro	1/23/08	$20,975,550	$29,722,354	$30,413,254	$(690,900)
	British
	Pounds	1/23/08	5,195,000	10,540,239	10,771,890	(231,651)

						$(922,551)

Income Trust held interest rate floors at October 31, 2007. Under the agreement, Income Trust pays the excess, if any, of a fixed rate over a floating rate. Income Trust received a transaction fee for the floor. Transaction fees are amortized through the termination of the agreement. Details of the interest rate floor held at October 31, 2007 were as follows:

Notional Amount (000)	Variable Rate	Counter Party	Floating Rate	Effective Date	Termination Date	Amortized Cost	Value at October 31, 2007	Unrealized Appreciation (Depreciation)

$145,000	4.80%	Goldman Sachs	3-month LIBOR	12/25/05	03/25/11	$(1,603,115)	$(953,577)	$649,538
96,000	4.95	JPMorgan	3-month LIBOR	03/27/06	03/25/11	(1,243,216)	(443,318)	799,898
70,000	5.50	Union Bank of Switzerland	3-month LIBOR	12/15/06	03/15/10	(916,771)	(1,244,600)	(327,829)
39,000	5.50	Citibank	3-month LIBOR	06/15/07	09/15/11	(716,795)	(1,042,470)	(325,675)

						$(4,479,897)	$(3,683,965)	$795,932

Details of open interest rate swaps at October 31, 2007 were as follows:

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	$41,200	4.510	%(a)	Citibank	3-month LIBOR	10/29/04	10/29/14	$1,063,372
	2,800	4.500	(a)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	62,565
	4,800	4.372	(b)	Union Bank of Switzerland	3-month LIBOR	06/30/05	06/30/15	(139,248)
	6,200	4.725	(b)	Morgan Stanley	3-month LIBOR	08/02/05	08/02/15	(121,184)
	4,600	5.000	(b)	Deutsche Bank	3-month LIBOR	11/07/05	11/07/10	98,394
	5,000	4.870	(b)	Goldman Sachs	3-month LIBOR	01/25/06	01/25/16	5,336
	4,800	5.723	(b)	JPMorgan	3-month LIBOR	07/14/06	07/14/16	296,976
	25,100	5.496	(b)	Bank of America	3-month LIBOR	07/28/06	07/28/11	1,016,550
	3,000	5.025	(b)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	66,000
	2,200	4.950	(b)	Union Bank of Switzerland	3-month LIBOR	11/29/06	11/29/11	41,734
	8,300	5.002	(a)	Union Bank of Switzerland	3-month LIBOR	01/08/07	01/08/12	(178,865)
	8,545	5.411	(b)	JPMorgan	3-month LIBOR	02/05/07	08/15/22	147,914
	11,300	5.295	(b)	Union Bank of Switzerland	3-month LIBOR	02/08/07	02/08/17	187,806
	13,500	4.922	(a)	Lehman Brothers	3-month LIBOR	03/22/07	03/22/11	(98,145)
	700	5.250	(b)	Goldman Sachs	3-month LIBOR	04/12/07	04/12/17	8,291
	1,400	5.411	(b)	Goldman Sachs	3-month LIBOR	04/30/07	04/30/27	18,746
	1,600	5.545	(a)	Deutsche Bank	3-month LIBOR	06/07/07	06/07/17	(77,360)
	1,200	5.740	(a)	Deutsche Bank	3-month LIBOR	06/13/07	06/13/17	(76,656)
	900	5.850	(a)	Deutsche Bank	3-month LIBOR	06/14/07	06/14/17	(65,367)
	4,600	5.683	(a)	Lehman Brothers	3-month LIBOR	06/29/07	06/29/17	(278,070)
	6,500	5.643	(a)	Citibank	3-month LIBOR	07/05/07	07/05/17	(369,720)
	12,300	5.775	(a)	Deutsche Bank	3-month LIBOR	07/09/07	07/09/17	(828,528)
	42,000	5.589	(a)	Goldman Sachs	3-month LIBOR	07/16/07	07/16/12	(1,940,683)
	19,500	5.105	(b)	Goldman Sachs	3-month LIBOR	08/20/07	08/20/12	226,522
	82,500	5.076	(b)	Citibank	3-month LIBOR	08/21/07	08/21/12	884,400
	49,300	5.057	(b)	Bank of America	3-month LIBOR	08/22/07	08/22/12	485,112
	27,800	4.771	(b)	Lehman Brothers	3-month LIBOR	08/23/07	08/23/09	42,812
	40,200	4.880	(b)	Lehman Brothers	3-month LIBOR	08/24/07	08/24/09	143,514
	40,000	5.076	(b)	Morgan Stanley	3-month LIBOR	08/28/07	08/28/12	416,828
	30,000	4.903	(b)	Barclays	3-month LIBOR	09/07/07	09/07/12	54,879

ANNUAL REPORT	OCTOBER 31, 2007	70

Notes to Financial Statements (continued)

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Core Bond	$12,500	5.040	%(a)	Deutsche Bank	3-month LIBOR	09/12/07	09/12/17	$67,500
(cont’d)	50,000	4.624	(b)	Credit Suisse International	3-month LIBOR	09/20/07	09/20/09	(52,500)
	8,000	5.365	%(a)	Bank of America	3-month LIBOR	09/21/07	09/21/27	(55,120)
	10,900	5.155	(a)	Citibank	3-month LIBOR	09/21/07	09/21/17	(51,666)
	5,100	5.261	(a)	Morgan Stanley	3-month LIBOR	09/28/07	09/28/17	(61,132)
	13,800	5.308	(a)	Barclays	3-month LIBOR	10/15/07	10/15/17	(226,458)
	5,400	5.307	(a)	Deutsche Bank	3-month LIBOR	10/18/07	10/18/17	(88,884)
	9,400	4.856	(b)	Deutsche Bank	3-month LIBOR	10/19/07	10/19/12	14,194
	9,500	5.005	(b)	JPMorgan	3-month LIBOR	10/22/07	10/22/14	16,569

								$656,428

Income	27,500	4.399	%(a)	Deutsche Bank	3-month LIBOR	10/25/04	10/25/14	896,225
Opportunity	13,800	4.510	(a)	Citibank	3-month LIBOR	10/29/04	10/29/14	356,178
Trust	3,000	4.500	(a)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	67,034
	5,200	4.372	(b)	Union Bank of Switzerland	3-month LIBOR	06/30/05	06/30/15	(150,852)
	8,000	4.670	(b)	Goldman Sachs	3-month LIBOR	09/20/05	09/20/15	(191,440)
	5,000	5.000	(b)	Deutsche Bank	3-month LIBOR	11/07/05	11/07/10	106,950
	5,200	5.723	(b)	JPMorgan	3-month LIBOR	07/14/06	07/14/16	321,724
	27,900	5.496	(b)	Bank of America	3-month LIBOR	07/28/06	07/28/11	1,129,608
	3,200	5.025	(b)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	70,400
	3,100	4.950	(b)	Union Bank of Switzerland	3-month LIBOR	11/29/06	11/29/11	58,807
	10,000	4.897	(b)	JPMorgan	3-month LIBOR	12/12/06	12/12/11	163,300
	12,000	5.002	(a)	Union Bank of Switzerland	3-month LIBOR	01/08/07	01/08/12	(258,600)
	12,000	5.295	(b)	Union Bank of Switzerland	3-month LIBOR	02/08/07	02/08/17	199,440
	14,800	4.922	(a)	Lehman Brothers	3-month LIBOR	03/22/07	03/22/11	(107,596)
	5,000	5.071	(a)	Union Bank of Switzerland	3-month LIBOR	03/26/07	03/26/17	950
	800	5.250	(b)	Goldman Sachs	3-month LIBOR	04/12/07	04/12/17	9,475
	1,550	5.411	(b)	Goldman Sachs	3-month LIBOR	04/30/07	04/30/27	20,755
	1,800	5.545	(a)	Deutsche Bank	3-month LIBOR	06/07/07	06/07/17	(87,030)
	1,400	5.740	(a)	Deutsche Bank	3-month LIBOR	06/13/07	06/13/17	(89,432)
	1,000	5.850	(a)	Deutsche Bank	3-month LIBOR	06/14/07	06/14/17	(72,630)
	5,100	5.683	(a)	Lehman Brothers	3-month LIBOR	06/29/07	06/29/17	(308,295)
	7,200	5.643	(a)	Citibank	3-month LIBOR	07/05/07	07/05/17	(409,536)
	13,600	5.775	(a)	Deutsche Bank	3-month LIBOR	07/09/07	07/09/17	(916,096)
	46,800	5.589	(a)	Goldman Sachs	3-month LIBOR	07/16/07	07/16/12	(2,184,663)
	9,405	5.411	(b)	JPMorgan	3-month LIBOR	08/15/07	08/15/22	162,801
	21,600	5.105	(b)	Goldman Sachs	3-month LIBOR	08/20/07	08/20/12	250,916
	91,000	5.076	(b)	Citibank	3-month LIBOR	08/21/07	08/21/12	975,520
	54,600	5.057	(b)	Bank of America	3-month LIBOR	08/22/07	08/22/12	537,264
	30,700	4.771	(b)	Lehman Brothers	3-month LIBOR	08/23/07	08/23/09	47,278
	44,500	4.880	(b)	Lehman Brothers	3-month LIBOR	08/24/07	08/24/09	158,865
	45,000	5.076	(b)	Morgan Stanley	3-month LIBOR	08/28/07	08/28/12	468,932
	35,000	4.903	(b)	Barclays	3-month LIBOR	09/07/07	09/07/12	64,026
	12,500	5.040	(a)	Deutsche Bank	3-month LIBOR	09/12/07	09/12/17	67,500
	50,000	4.624	(b)	Credit Suisse International	3-month LIBOR	09/20/07	09/20/09	(52,500)
	8,900	5.365	(a)	Bank of America	3-month LIBOR	09/21/07	09/21/27	(61,321)
	12,000	5.155	(a)	Citibank	3-month LIBOR	09/21/07	09/21/17	(56,880)
	5,700	5.261	(a)	Morgan Stanley	3-month LIBOR	09/28/07	09/28/17	(68,324)
	15,300	5.308	(a)	Barclays	3-month LIBOR	10/15/07	10/15/17	(251,073)
	6,000	5.307	(a)	Deutsche Bank	3-month LIBOR	10/18/07	10/18/17	(98,760)
	10,300	4.856	(b)	Deutsche Bank	3-month LIBOR	10/19/07	10/19/12	15,553
	10,500	5.005	(b)	JPMorgan	3-month LIBOR	10/22/07	10/22/14	18,313

								$802,786

Income Trust	19,000	4.889	%(a)	Goldman Sachs	3-month LIBOR	04/22/04	04/22/14	51,374
	12,500	4.399	% (a)	Deutsche Bank	3-month LIBOR	10/25/04	10/25/14	407,375
	25,000	4.883	(b)	Union Bank of Switzerland	3-month LIBOR	03/21/05	03/21/15	(151,000)
	16,000	4.925	(a)	Deutsche Bank	3-month LIBOR	03/22/05	03/22/15	53,760
	3,000	4.500	(a)	JPMorgan	3-month LIBOR	05/26/05	05/26/15	67,034
	4,500	4.442	(b)	Morgan Stanley	3-month LIBOR	07/11/05	07/11/15	(114,160)
	12,000	4.320	(b)	Union Bank of Switzerland	3-month LIBOR	09/08/05	09/08/10	(132,240)
	2,800	5.940	(b)	Union Bank of Switzerland	3-month LIBOR	12/07/05	12/07/15	213,220
	5,500	4.870	(b)	Goldman Sachs	3-month LIBOR	01/25/06	01/25/16	5,869
	5,400	5.723	(b)	JPMorgan	3-month LIBOR	07/14/06	07/14/16	334,098
	3,000	5.025	(b)	Deutsche Bank	3-month LIBOR	11/21/06	11/21/11	66,000

71	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements

Trust	Notional Amount (000)	Fixed Rate		Counter Party	Floating Rate	Effective Date	Termination Date	Unrealized Appreciation (Depreciation)

Income Trust	$4,400	4.950	%(b)	Union Bank of Switzerland	3-month LIBOR	11/29/06	11/29/11	$83,468
(cont’d)	11,900	5.295	(b)	Union Bank of Switzerland	3-month LIBOR	02/08/07	02/08/17	197,778
	800	5.250	(b)	Goldman Sachs	3-month LIBOR	04/12/07	04/12/17	9,475
	64,000	5.393	(b)	Credit Suisse International	3-month LIBOR	06/05/07	06/05/12	2,403,840
	1,800	5.545	(a)	Deutsche Bank	3-month LIBOR	06/07/07	06/07/17	(87,030)
	1,400	5.740	(a)	Deutsche Bank	3-month LIBOR	06/13/07	06/13/17	(89,432)
	1,000	5.850	(a)	Deutsche Bank	3-month LIBOR	06/14/07	06/14/17	(72,630)
	5,200	5.683	(a)	Lehman Brothers	3-month LIBOR	06/29/07	06/29/17	(314,340)
	200,000	5.383	(b)	Credit Suisse International	3-month LIBOR	07/16/07	07/16/09	5,234,000
	187,370	5.376	(b)	Bank of America	3-month LIBOR	07/20/07	07/20/09	4,950,315
	165,647	5.505	(b)	Bank of America	3-month LIBOR	08/03/07	08/03/17	5,401,736
	9,565	5.411	(b)	JPMorgan	3-month LIBOR	02/05/07	08/15/22	165,570
	18,800	4.778	(b)	Citibank	3-month LIBOR	08/23/07	08/23/09	31,396

								$18,715,476

(a)	Trust pays fixed interest rate and receives floating rate.
(b)	Trust pays floating interest rate and receives fixed rate.

Details of open credit default swaps at October 31, 2007 were as follows:

Trust	Notional (000)		Fixed Rate	Counter Party	Effective Date	Termination Date	Unrealized (Depreciation)

Core Bond	$340	(a)	0.950%	Deutsche Bank	08/02/07	09/20/12	$(462)

Income Opportunity Trust	375	(a)	0.950	Deutsche Bank	08/02/07	09/20/12	$(98)

Limited Duration	4,500	(b)	1.200	Morgan Stanley	05/23/07	06/20/12	$(156,669)
	4,500	(b)	1.200	JP Morgan	05/23/07	06/20/12	(156,669)

							$(313,338)

(a)

The terms were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default of Lehman Brothers Holdings, Inc., the par value of the notional amount of Lehman Brothers Holdings, Inc.

(b)	The terms were to receive the quarterly notional amount multiplied by the fixed rate and pay the counterparty, upon default of LCDX, the par value of the notional amount of LCDX.

Transaction in options written during the year ended October 31, 2007 were as follows:

	Calls		Puts

Trust	Contracts/ Notional Amount	Premium Received	Contracts/ Notional Amount	Premium Received

Core Bond
Options outstanding
at October 31, 2006	$21,300,000	$991,347	$135,100,037	$2,068,284
Options written	18,200,000	455,276	18,200,000	455,276
Options closed	(11,600,000)	(315,851)	(125,400,037)	(1,392,787)

Options outstanding
at October 31, 2007	$27,900,000	$1,130,772	$27,900,000	$1,130,773

Income Opportunity Trust
Options outstanding
at October 31, 2006	$23,400,000	$1,085,069	$148,200,041	$2,236,554
Options written	19,700,000	491,847	19,700,000	491,847
Options closed	(12,400,000)	(337,634)	(137,200,041)	(1,489,123)

Options outstanding
at October 31, 2007	$30,700,000	$1,239,282	$30,700,000	$1,239,278

Income Trust
Options outstanding
at October 31, 2006	$23,500,000	$1,088,815	$150,100,000	$2,223,745
Options written	160,860,047	4,960,873	160,860,000	4,875,117
Options closed	(46,835,007)	(1,047,343)	—	—
Options expired	(16)	(27,150)	(173,435,000)	(2,169,641)

Options outstanding
at October 31, 2007	$137,525,024	$4,975,195	$137,525,000	$4,929,221

	Calls

Trust	Contracts/ Notional Amount	Premium Received

Preferred and Equity
Options outstanding
at beginning of period	$—	$—
Options written	3,335,500	57,773,808
Options closed	(3,079,500)	(52,286,976)
Options expired	(10,500)	(60,705)

Options outstanding
at October 31, 2007	$245,500	$5,426,127

ANNUAL REPORT	OCTOBER 31, 2007	72

Notes to Financial Statements

Note 4. Borrowings

Details of open reverse repurchase agreements at October 31, 2007 were as follows (please see Corresponding Underlying Collateral Chart):

Trust/Counter Party	Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Par

Core Bond
Barclay’s Bank	5.250%	09/06/07	TBD	$6,920,063	$6,865,000
	5.270	09/06/07	TBD	3,189,475	3,164,000
	5.270	09/06/07	TBD	2,980,808	2,957,000
	5.290	09/06/07	TBD	3,003,076	2,979,000
	5.290	09/06/07	TBD	2,589,763	2,569,000
	5.290	09/24/07	TBD	1,707,280	1,698,048

					$20,232,048

Credit Suisse First
Boston LLC	5.100	09/17/07	TBD	2,014,479	$2,002,000
	5.100	09/17/07	TBD	1,771,977	1,761,000
	4.900	10/11/07	11/13/07	60,535,343	60,371,000
	5.100	10/11/07	TBD	2,016,020	2,010,325

					$66,144,325

Lehman Brothers	4.200	10/02/07	TBD	9,963,295	$9,929,700
	4.600	10/23/07	TBD	3,000,939	2,997,875
	4.600	10/26/07	TBD	2,423,047	2,421,500
	4.150	10/31/07	11/07/07	1,051,794	1,051,794

					$16,400,869

Morgan Stanley	0.000	10/19/07	TBD	576,450	$576,450

Income Opportunity
Barclay’s Bank	5.120	08/06/07	TBD	7,317,925	$7,229,500
	5.120	08/06/07	TBD	1,973,243	1,949,400
	5.120	08/07/07	TBD	643,038	635,357
	5.140	08/13/07	TBD	1,407,495	1,391,796
	5.140	08/15/07	TBD	2,362,693	2,337,000
	5.120	08/17/07	TBD	1,335,584	1,321,488
	5.140	08/17/07	TBD	2,054,810	2,033,040
	5.140	08/17/07	TBD	2,528,732	2,501,940
	5.140	08/17/07	TBD	1,628,615	1,611,360
	5.120	08/21/07	TBD	1,082,805	1,071,980
	5.140	08/22/07	TBD	2,766,799	2,739,420
	5.140	08/22/07	TBD	1,716,619	1,699,632
	5.140	09/13/07	TBD	1,171,977	1,164,000
	5.160	09/13/07	TBD	1,681,490	1,670,000
	5.160	09/13/07	TBD	1,490,686	1,480,500
	5.140	09/13/07	TBD	1,800,757	1,788,500
	5.140	09/13/07	TBD	845,757	840,000
	5.160	09/13/07	TBD	1,929,182	1,916,000
	5.290	09/14/07	TBD	2,083,390	2,069,100

					$37,450,013

Credit Suisse
First Boston LLC	5.100	08/20/07	TBD	2,207,211	$2,184,925
	5.100	08/20/07	TBD	1,977,972	1,958,000
	5.100	08/20/07	TBD	2,099,423	2,078,225
	5.100	08/20/07	TBD	1,914,329	1,895,000
	5.100	08/20/07	TBD	614,394	608,190
	5.100	08/30/07	TBD	1,593,878	1,580,000
	5.100	08/30/07	TBD	1,187,338	1,177,000
	5.100	08/30/07	TBD	1,174,224	1,164,000
	5.600	08/31/07	11/01/07	1,933,171	1,915,000
	5.100	08/31/07	TBD	1,603,740	1,590,000
	4.900	10/10/07	11/13/07	26,408,268	26,333,000
	4.900	10/11/07	11/13/07	4,518,266	4,506,000
	5.100	10/18/07	TBD	4,278,469	4,270,000

					$51,259,340

Trust/Counter Party	Rate	Trade Date	Maturity Date[1]	Net Closing Amount	Par

Income Opportunity (cont’d)
Lehman Brothers	4.200%	10/01/07	TBD	$8,485,395	$8,455,800
	4.900	10/11/07	11/01/07	1,973,232	1,967,875
	4.800	10/25/07	11/13/07	4,322,455	4,319,000
	4.150	10/31/07	11/07/07	1,165,916	1,165,781

					$15,908,456

Morgan Stanley	0.000	10/19/07	TBD	643,703	$643,703

Income Trust
Lehman Brothers	4.600	11/01/07	TBD	24,280,081	$24,280,113
	4.800	11/01/07	11/02/07	3,035,595	3,036,000
	4.800	11/01/07	11/02/07	1,073,107	1,073,250
	4.900	11/01/07	11/02/07	5,505,251	5,506,000

					$33,895,363

Limited Duration
Barclay’s Bank	5.220	04/24/07	TBD	967,952	$942,000
	5.220	05/01/07	TBD	4,508,542	4,392,000
	5.200	05/01/07	TBD	4,834,245	4,709,751
	5.170	05/01/07	TBD	5,005,043	4,876,875
	5.220	05/01/07	TBD	4,890,798	4,764,375
	5.220	05/01/07	TBD	4,775,313	4,651,875
	5.220	05/01/07	TBD	3,093,874	3,013,900
	5.220	05/01/07	TBD	571,375	556,605
	5.200	05/17/07	TBD	3,091,825	3,019,000
	5.220	07/09/07	TBD	771,546	759,000

					$31,685,381

Credit Suisse
First Boston LLC	5.375	11/26/13	TBD	1,809,853	$1,722,000
	5.100	12/05/06	TBD	5,565,373	5,316,812
	5.100	12/05/06	TBD	7,491,361	7,156,781
	5.100	12/07/06	TBD	2,997,342	2,864,250
	5.100	12/07/06	TBD	4,817,122	4,603,225
	5.100	01/18/07	TBD	2,295,602	2,206,213
	5.300	01/18/07	TBD	2,491,177	2,390,523
	5.300	04/17/07	TBD	1,604,750	1,559,520
	0.000	10/04/07	TBD	2,784,000	2,784,000
	5.300	05/16/07	TBD	1,796,358	1,753,000
	5.300	06/11/07	TBD	3,966,218	3,885,000
	5.300	06/11/07	TBD	5,165,782	5,060,000
	5.300	06/29/07	TBD	2,878,082	2,826,483
	5.300	07/09/07	TBD	1,511,957	1,487,000

					$45,614,807

Lehman Brothers	5.100	7/26/06	TBD	1,474,583	$1,384,000
	4.750	09/06/06	TBD	937,210	888,000
	5.000	11/27/06	TBD	349,679	334,000
	4.550	01/09/07	TBD	3,472,764	3,347,938
	4.510	01/12/07	TBD	17,203,359	16,596,250
	4.470	02/12/07	TBD	1,841,028	1,783,238
	4.520	02/28/07	TBD	709,164	688,000
	4.520	03/01/07	TBD	5,395,680	5,235,293
	1.250	09/07/07	TBD	1,733,244	1,730,000

					$31,986,719

Preferred and Equity Advantage
Credit Suisse
First Boston LLC	0.000	10/04/07	TBD	4,988,000	$4,988,000
	4.000	10/22/07	TBD	5,290,535	5,285,250

					$10,273,250

Lehman Brothers	5.000	10/23/07	TBD	27,566,470	$27,535,875
	5.000	10/23/07	TBD	25,046,799	25,019,000
	5.000	10/23/07	TBD	25,490,792	25,462,500

					$78,017,375

Strategic Bond
Morgan Stanley	0.000	10/19/07	TBD	413,123	$413,123

[1]	TBD — To be determined

73	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Details of underlying collateral for open reverse repurchase agreements at October 31, 2007 were as follows:

Trust/Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Core Bond
Barclay’s Bank	General Electric Capital Corp.	6.150%	8/7/2037	$6,855,000	$6,855,000	$7,103,041
	Deutsche Telekom Intl. Finance BV	5.750	3/23/2016	3,000,000	3,000,000	3,007,887
	Verizon Virginia, Inc.	4.625	3/15/2013	3,150,000	3,150,000	3,024,873
	AT&T, Inc.	6.500	9/1/2037	2,600,000	2,600,000	2,742,532
	Intl. Business Machines Corp.	5.700	9/14/2017	1,760,000	1,760,000	1,786,375
	Morgan Stanley	5.493	1/19/2012	3,300,000	3,300,000	3,246,860

						$20,911,568

Credit Suisse	Eli Lilly & Co.	5.550	3/15/2037	2,275,000	2,275,000	$2,172,347
	U.S. Bank	6.500	2/1/2008	1,800,000	1,800,000	1,803,074
	Federal Home Loan Mortgage Corp.	5.500	11/1/2018	2,832,896	1,169,936	1,175,041
	Federal National Mortgage Assoc.	5.000	1/1/2018	3,536,110	1,041,164	1,029,288
	Federal National Mortgage Assoc.	5.000	7/1/2036	6,784,029	6,254,571	6,004,420
	Federal National Mortgage Assoc.	6.000	2/1/2036	1,116,625	894,711	901,470
	Federal National Mortgage Assoc.	6.000	4/1/2036	1,091,509	908,081	914,940
	Federal National Mortgage Assoc.	5.500	4/1/2036	1,018,042	895,122	882,170
	Federal National Mortgage Assoc.	6.000	2/1/2036	1,134,707	891,461	898,195
	Federal National Mortgage Assoc.	6.000	9/1/2036	1,039,072	863,698	870,222
	Federal National Mortgage Assoc.	5.500	12/1/2035	44,000,000	42,351,254	41,778,926
	Federal National Mortgage Assoc.	6.000	10/1/2036	3,304,703	3,100,363	3,123,783
	Federal National Mortgage Assoc.	5.000	3/1/2037	1,009,339	997,326	957,244
	Federal National Mortgage Assoc.	5.000	5/1/2037	4,257,973	4,204,831	4,035,841
	Royal Bank of Scotland Group PLC	7.640	N/A1	2,000,000	2,000,000	2,073,024

						$68,619,985

Lehman	U.S. Treasury Inflation Indexed Bonds	2.375	1/15/2027	5,220,000	5,220,000	$5,523,085
	U.S. Treasury Notes	4.750	8/15/2017	10,750,000	10,750,000	10,986,833

						$16,509,918

Morgan Stanley	Michaels Stores, Inc.	11.375	11/1/2016	600,000	600,000	$598,500

Income Opportunity
Barclay’s Bank	General Electric Capital Corp.	6.150	8/7/2037	7,610,000	7,610,000	$7,885,360
	General Electric Capital Corp.	6.750	3/15/2032	1,900,000	1,900,000	2,120,377
	Berkshire Hathaway Finance Corp.	3.375	10/15/2008	2,025,000	2,025,000	1,997,982
	Morgan Stanley	5.493	1/9/2012	3,620,000	3,620,000	3,561,707
	Citigroup, Inc.	4.125	2/22/2010	2,425,000	2,425,000	2,384,488
	Bank of America Corp.	7.800	2/15/2010	2,450,000	2,450,000	2,597,750
	Eli Lilly & Co.	5.550	3/15/2037	1,800,000	1,800,000	1,718,780
	Johnson & Johnson	5.950	8/15/2037	1,120,000	1,120,000	1,171,362
	Bank of America Corp.	6.000	9/1/2017	2,850,000	2,850,000	2,905,373
	Bank of America NA	6.100	6/15/17	1,740,000	1,740,000	1,780,847
	Morgan Stanley	6.250	8/28/2017	1,200,000	1,200,000	1,228,642
	Kraft Foods, Inc.	7.000	8/11/2037	1,670,000	1,670,000	1,813,260
	Societe Generale	5.922	N/A1	1,575,000	1,575,000	1,498,912
	AstraZeneca Plc	6.450	9/15/2037	1,825,000	1,825,000	1,923,044
	Citigroup, Inc.	6.125	8/25/2036	900,000	900,000	877,919
	AT&T, Inc.	6.500	9/1/2037	1,980,000	1,980,000	2,088,544
	Intl. Business Machines Corp.	5.700	9/14/2017	2,200,000	2,200,000	2,232,968

						$39,787,315

Credit Suisse	UBS Preferred Funding Trust I	8.622	N/A1	2,000,000	2,000,000	$2,170,314
	Morgan Stanley	6.250	8/9/2026	2,100,000	2,100,000	2,069,773
	Wells Fargo Bank NA	7.550	6/21/10	2,000,000	2,000,000	2,124,152
	Allstate Corp.	6.500	5/15/2057	2,150,000	2,150,000	2,084,728
	General Electric Capital Corp.	6.750	3/15/2032	570,000	570,000	636,113
	Vodafone Group Plc	5.288	12/28/2007	1,615,000	1,615,000	1,615,326
	United Technologies Corp.	4.875	5/1/2015	1,250,000	1,250,000	1,209,314
	Amgen, Inc.	5.585	11/28/2008	1,200,000	1,200,000	1,197,836
	ConocoPhillips Australia Funding Co.	5.343	4/9/2009	1,970,000	1,970,000	1,964,845
	Wyeth	5.950	4/1/2037	1,690,000	1,690,000	1,671,373
	Federal National Mortgage Assoc.	5.500	1/1/2033	16,270,578	6,219,377	6,147,618
	Federal National Mortgage Assoc.	5.500	2/1/2033	17,464,674	6,144,495	6,073,600
	Federal National Mortgage Assoc.	5.500	2/1/2035	5,014,015	3,066,745	3,030,676
	Federal National Mortgage Assoc.	5.000	7/1/2035	15,659,841	13,178,821	12,661,887
	Federal National Mortgage Assoc.	5.500	10/1/2020	1,641,812	1,178,209	1,180,664
	Federal National Mortgage Assoc.	5.500	3/1/2021	677,502	561,380	562,448
	Federal National Mortgage Assoc.	5.500	6/1/2036	1,001,094	912,150	898,951
	Federal National Mortgage Assoc.	5.500	3/1/2021	654,254	539,250	540,276
	Federal National Mortgage Assoc.	6.000	6/1/2037	910,396	896,952	903,619
	JP Morgan Chase Capital XXV	6.800	10/1/2037	4,375,000	4,375,000	4,370,175

						$53,113,688

ANNUAL REPORT	OCTOBER 31, 2007	74

Notes to Financial Statements (continued)

Trust/Counter Party	Description	Rate	Maturity Date	Original Face	Current Face	Market Value

Income Opportunity (cont’d)
Lehman Brothers	U.S. Treasury Notes	4.750%	8/15/2017	$9,415,000	$9,415,000	$9,622,422
	Resolution Funding Corp.	0.000	4/15/2030	6,055,000	6,055,000	2,018,561
	Federal Home Loan Mortgage Corp.	5.067	1/1/2035	7,644,276	1,881,935	1,858,585
	Federal National Mortgage Assoc.	5.500	7/1/2016	1,539,074	481,759	484,728
	Federal National Mortgage Assoc.	5.500	3/1/2018	4,172,428	485,682	488,057
	Federal National Mortgage Assoc.	5.500	11/1/2017	3,217,577	496,702	499,351
	Federal National Mortgage Assoc.	5.500	8/1/2017	3,622,323	1,075,243	1,080,979

						$16,052,683

Morgan Stanley	Michaels Stores, Inc.	11.375	11/1/2016	670,000	670,000	$668,325

Income Trust
Lehman Brothers	U.S. Treasury Strip Principal	0.000	11/15/2024	56,630,000	56,630,000	$24,656,589
	Resolution Funding Corp.	0.000	4/15/2030	12,440,000	12,440,000	4,147,135
	Federal Home Loan Mortgage Corp.	5.500	3/1/2022	6,083,988	5,641,353	5,650,273

						$34,453,997

Limited Duration
Barclay’s Bank	Huntsman LLC	11.625	10/15/2010	1,495,000	1,495,000	$1,584,700
	Midwest Generation LLC	8.560	1/2/2016	5,180,000	4,324,265	4,648,585
	Turkey	7.000	9/26/2016	5,093,000	5,093,000	5,328,806
	Columbia	9.750	4/23/2009	5,000,000	6,144,495	6,543,887
	Group 1 Automotive, Inc.	8.250	8/15/2013	5,000,000	5,000,000	5,000,000
	Rite Aid Corp.	8.125	5/1/2010	3,429,659	5,000,000	5,031,250
	Freeport-McMoRan Copper & Gold, Inc.	8.375	4/1/2017	3,034,000	3,034,000	3,322,230
	Comcast Cable Communications LLC	6.875	6/15/2009	2,907,000	2,907,000	2,980,881
	Reynolds American, Inc.	7.625	6/1/2016	756,000	756,000	817,930

						$35,258,269

Credit Suisse	Rouse Co. LP	5.375	11/26/2013	2,000,000	2,000,000	$1,812,352
	Deutsche Telekom Intl. Finance BV	8.000	6/15/2010	5,000,000	5,000,000	5,361,380
	Daimler Finance North America LLC	4.050	6/4/2008	7,500,000	7,500,000	7,439,415
	DR Horton, Inc.	5.875	7/1/2013	3,000,000	3,000,000	2,688,714
	JC Penney Corp., Inc.	8.000	3/1/2010	4,400,000	4,400,000	4,687,540
	Comcast Cable Communications LLC	6.875	6/15/2009	2,185,000	2,185,000	2,240,532
	Windstream Corp.	8.125	8/1/2013	2,340,000	2,340,000	2,474,550
	Sanmina-SCI Corp.	8.125	3/1/2016	1,710,000	1,710,000	1,500,525
	Michaels Stores, Inc.	11.375	11/1/2016	2,800,000	2,800,000	2,793,000
	Celestica, Inc.	7.625	7/1/2013	1,965,000	1,965,000	1,886,400
	Chesapeake Energy Corp.	7.500	9/15/2013	4,000,000	4,000,000	4,110,000
	American Real Estate Partners LP/American
	Real Estate Finance Corp.	8.125	6/1/2012	5,390,000	5,390,000	5,430,425
	Qwest Corp.	8.875	3/15/2012	2,640,000	2,640,000	2,890,800
	Rite Aid Corp.	7.500	3/1/2017	1,628,000	1,628,000	1,514,040

						$46,829,673

Lehman Brothers	NewPage Corp	11.606	5/1/2012	1,500,000	1,500,000	$1,616,250
	Metaldyne Corp.	10.000	11/1/13	1,000,000	1,000,000	930,000
	Grant Prideco Inc	6.125	8/15/2015	380,000	380,000	381,900
	U.S. Treasury Notes	3.375	9/15/2009	3,425,000	3,425,000	3,391,284
	U.S. Treasury Notes	3.375	12/15/2008	17,000,000	17,000,000	16,881,799
	U.S. Treasury Notes	4.250	8/15/2015	1,815,000	1,815,000	1,801,388
	U.S. Treasury Notes	3.875	5/15/2009	5,945,000	5,945,000	5,937,105
	Sally Holdings LLC	10.500	11/15/2016	1,790,000	1,790,000	1,781,050

						$32,720,776

Preferred and Equity
Credit Suisse	Michaels Stores, Inc.	11.375	11/1/2016	5,000,000	5,000,000	$4,987,500
	ICICI Bank Ltd.	7.250	N/A1	6,600,000	6,600,000	6,128,298

						$11,115,798

Lehman Brothers	BOI Capital Funding No. 3	6.107	N/A1	30,000,000	30,000,000	$27,601,950
	State Street Capital Trust IV	6.694	6/15/2037	28,305,000	28,305,000	25,559,273
	Swiss Re Capital I LP	6.854	N/A1	25,000,000	25,000,000	25,215,175

						$78,376,398

Strategic Bond
Morgan Stanley	Michaels Stores, Inc.	11.375	11/1/2016	430,000	430,000	$428,925

[1]	The security is a perpetual bond and has no stated maturity date.

75	ANNUAL REPORT	OCTOBER 31, 2007

Notes to Financial Statements (continued)

Note 5. Commitments

Bridge Debt Commitments: Limited Duration may invest in floating rate senior loans. In connection with these investments, Limited Duration may, with its Manager, also enter into senior unsecured bridge financing commitments. Bridge financing commitments may obligate Limited Duration to furnish temporary financing to a borrower until permanent financing can be arranged. These commitments range in duration from 43 to 294 days. At October 31, 2007, Limited Duration had outstanding bridge financing commitments of $20,740,000. In connection with these commitments, Limited Duration earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is classified in the statement of operations as interest income, is recognized ratably over the commitment period. During the year ended October 31, 2007, Limited Duration earned $254,615 in commitment fee income and the unrecognized commitment fee income is recoded on the statement of assets and liabilities as “deferred income liability.”

Note 6. Income Tax Information

No provision is made for U.S. federal taxes as it is the portfolios intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

Dividends from net investment income and distributions from net capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States. These Book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income, or accumulated net realized gain, as appropriate, in the period the difference arise.

Reclassification of Capital Accounts: The following permanent differences as of October 31, 2007, attributable to swap income/(loss), transactions involving foreign securities and currencies, expiration of capital loss carryfor-wards and other differences between financial reporting and tax accounting were reclassified to the following accounts.

Trust	Undistributed Net Investment Income/ Distributions in Excess of Net Investment Income	Accumulated Gain/(Loss)	Paid In Capital

Broad Investment Grade	$282,885	$172	$(283,057)
Core Bond	786,797	(786,797)	—
High Yield	2,368	2,556,500	(2,558,868)
Income Opportunity	1,070,069	(1,070,069)	—
Income Trust	(5,959,196)	39,067,148	(33,107,952)
Limited Duration	(2,414,790)	2,414,790	—
Preferred and Equity	(48,592)	78,130	(29,538)

The tax character of distributions paid during the year ended October 31, 2007 and 2006 were as follows:

	Year ended October 31, 2007

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$4,490,035	$—	$—	$4,490,035
Core Bond	11,064,934	5,227,386	—	16,292,320
High Yield	3,927,807	—	—	3,927,807
Income Opportunity	20,862,233	1,874,570	—	22,736,803
Income Trust	18,808,452	4,978,175	—	23,786,627
Limited Duration	51,967,739	1,074,826	2,229,742	55,272,307
Preferred and Equity	65,002,006	24,171,991	—	89,173,997
Strategic Bond	6,521,963	—	—	6,521,963

	Year ended October 31, 2006

Distributions Paid from:	Ordinary Income	Non-taxable Return of Capital	Long-term Capital Gains	Total Distributions

Broad Investment Grade	$4,241,016	$—	$20,078	$4,261,094
Core Bond	25,048,230	—	7,914,351	32,962,581
High Yield	4,175,232	—	—	4,175,232
Income Opportunity	22,238,533	2,162,198	8,976,685	33,377,416
Income Trust	21,910,288	5,576,693	—	27,486,981
Limited Duration	55,725,066	760,960	—	56,486,026
Strategic Bond	6,969,104	251,641	—	7,220,745

As of October 31, 2007, the components of distributable earnings on a tax basis were as follows:

Trust	Undistributed Ordinary Income	Undistributed Long-term Gains/ Capital Loss Carryforward Amount	Unrealized Gain/(Loss) Net

Broad Investment Grade	$4,855,266	$(3,222,226)	$(287,678)
Core Bond	(2,423,603)	(9,296,969)	(833,467)
High Yield	148,061	(36,514,583)	(3,298,228)
Income Opportunity	—	(4,794,548)	(1,062,523)
Income Trust	—	(66,753,313)	3,726,058
Limited Duration	—	—	(18,232,683)
Preferred and Equity	—	(49,741,712)	(47,853,961)
Strategic Bond	214,202	(447,113)	(808,018)

ANNUAL REPORT	OCTOBER 31, 2007	76

Notes to Financial Statements (concluded)

For federal income tax purposes, the following Trusts had capital loss carry-forward as of their last respective tax year-end. These amounts may be used to offset future realized capital gains, if any:

Trust	Capital Loss Carryforward Amount	Expires

Broad Investment Grade	$2,061,303	2011
	684,360	2012
	479,567	2014

	$3,225,230

Core Bond	$6,643,266	2014

High Yield	$3,270,311	2008
	15,159,280	2009
	8,468,860	2010
	4,771,417	2011
	316,410	2012
	2,060,533	2014
	2,467,773	2015

	$36,514,584

Income Opportunity	$2,451,626	2014
	2,342,922	2015

	$4,794,548

Income Trust	$1,352,206	2008
	13,940,898	2009
	21,960,613	2011
	10,100,201	2012
	3,861,222	2013
	6,952,429	2014
	8,585,744	2015

	$66,753,313

Preferred and Equity	$49,741,712	2015

Strategic Bond	$447,113	2014

Note 7. Capital

There are 200 million of $0.01 par value common shares authorized for Broad Investment Grade, Income Opportunity and Income Trust. There are an unlimited number of $0.001 par value common shares authorized for Core Bond, High Yield, Limited Duration, Preferred and Equity and Strategic Bond. At October 31, 2007, the shares owned by an affiliate of the Advisor of Limited Duration and Preferred and Equity were 6,021 and 4,817, respectively.

Preferred and Equity, which commenced on December 27, 2006, issued 47,004,817 common shares under the initial public offering. On February 1, 2007, an additional 4,750,000 shares were issued by the underwriters exercising their over-allotment option. Offering costs incurred in connection with the offering of common shares have been charged against the proceeds from the initial common share offering in the amount of $1,367,957.

During the years ended October 31, 2007 and 2006, the following Trusts issued additional shares under their respective dividend reinvestment plan:

Trust	October 31, 2007	October 31, 2006

High Yield	1,496	6,259
Limited Duration	107,367	13,785
Preferred and Equity	73,340	—

As of October 31, 2007, Preferred and Equity has the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Series	Shares

T7	4,620
W7	4,620
R7	4,620
F7	4,620

Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for Preferred and Equity for the period ended October 31, 2007 were as follows:

Series	Low	High	Average

T7	5.05%	6.40%	5.38%
W7	5.08	6.40	5.39
R7	4.99	6.30	5.39
F7	5.00	6.35	5.36

Note 8. Subsequent Events

Subsequent to October 31, 2007, the Board of each of the Trusts declared dividends per common share payable November 30, 2007, to shareholders of record on November 15, 2007. The per share common dividends declared were as follows:

Trust	Common Dividend Per Share

Broad Investment Grade	$0.04900
Core Bond	0.06700
High Yield	0.05100
Income Opportunity	0.05500
Income Trust	0.03100
Limited Duration	0.12500
Preferred and Equity	0.15625
Strategic Bond	0.07700

The dividends declared on preferred shares for the period November 1, 2007 to November 30, 2007 for Preferred and Equity were as follows:

Series	Dividends Declared

T7	$458,581
W7	455,301
R7	567,983
F7	574,127

On November 29, 2007, Broad Investment Grade’s Board of Trustees approved a Plan of Liquidation and Dissolution. Accordingly, the Broad Investment Grade will liquidate substantially all of its assets on or about the close of business on December 31, 2009.

77	ANNUAL REPORT	OCTOBER 31, 2007

Report of Independent Registered Public Accounting Firm

To the Directors/Trustees and Shareholders of:
     BlackRock Broad Investment Grade 2009 Term Trust Inc.
     BlackRock Core Bond Trust
     BlackRock High Yield Trust
     BlackRock Income Opportunity Trust
     BlackRock Income Trust Inc.
     BlackRock Limited Duration Income Trust
     BlackRock Preferred and Equity Advantage Trust
     BlackRock Strategic Bond Trust
     (Collectively the “Trusts”)

We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of October 31, 2007, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the periods presented. We have also audited the statements of cash flows of BlackRock Core Bond Trust, BlackRock High Yield Trust, BlackRock Income Opportunity Trust, BlackRock Income Trust Inc., BlackRock Limited Duration Income Trust and BlackRock Preferred and Equity Advantage Trust, for the year ended October 31, 2007. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trusts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trusts’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Trusts as of October 31, 2007, the results of their operations and the cash flows of BlackRock Core Bond Trust, BlackRock High Yield Trust, BlackRock Income Opportunity Trust, BlackRock Income Trust Inc., BlackRock Limited Duration Income Trust and BlackRock Preferred and Equity Advantage Trust, for the year then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 28, 2007

ANNUAL REPORT	OCTOBER 31, 2007	78

The Benefits and Risks of Leveraging (unaudited)

The Trusts may utilize leveraging through borrowings or issuance of short-term debt securities or shares of Preferred Stock. The concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates on borrowings or dividend rates on the Preferred Stock, which normally will be lower than the income earned by each Trust on its longer-term portfolio investments. To the extent that the total assets of each Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Trust’s Common Stock shareholders will be the beneficiaries of the incremental yield.

As of October 31, 2007, the Trusts had the following leverage amounts to total net assets before the deduction of leverage of:

Trust	Leverage%

Core Bond	22%
High Yield	15%
Income Opportunity	22%
Income Trust	8%
Limited Duration	14%
Preferred and Equity	33%

Leverage creates risks for holders of Common Stock including the likelihood of greater net asset value and market price volatility. In addition, there is the risk that fluctuations in interest rates on borrowings or in the dividend rates on any Preferred Stock may reduce the Common Stock’s yield and negatively impact its net asset value and market price. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, each Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, each Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to Common Stock shareholders will be reduced.

79	ANNUAL REPORT	OCTOBER 31, 2007

Dividend Reinvestment Plans (unaudited)

Pursuant to each Trust’s respective Dividend Reinvestment Plan (the “Plan”), common shareholders of Broad Investment Grade, Income Opportunity and Income Trust may elect, while shareholders of Core Bond, High Yield, Limited Duration, Preferred and Equity and Strategic Bond are automatically enrolled, to have all distributions of dividends and capital gains reinvested by Computershare Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

After Broad Investment Grade declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). The Trust will not issue any new shares under the Plan.

After Core Bond, High Yield, Income Trust, Limited Duration, Preferred and Equity and/or Strategic Bond declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

At a meeting of the Board of Trustees of the Income Opportunity Trust on November 21, 2006, the Board approved an amendment to the Dividend Reinvestment Plan of the Income Opportunity Trust. The Plan previously operated in a manner similar to Broad Investment Grade’s Plan, and permitted shares to be purchased only on the open market. As a result of the amendment, the Plan will permit purchases of newly issued shares on terms similar to the Plans described in the next paragraph. This amendment took effect on April 1, 2007.

The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants who request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021 or (800) 699-1BFM.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ANNUAL REPORT	OCTOBER 31, 2007	80

Additional Information (unaudited)

TAX NOTICE

The following information is provided with respect to the distributions paid by the BlackRock Closed-End Funds for the fiscal year ended October 31, 2007:

	Payable Date	Federal Obligation Interest[1]	Interest Related Dividends for Non- U.S. Residents[2]	Long-Term Capital Gains Per Share ($)

Broad Investment Grade 2009 Term Trust (BCT)	11/30/06 –1/31/07	3.48%	8.50%	—
	2/28/07 – 10/31/07	2.13%	42.10%	—
High Yield Trust (BHY)	11/30/06 – 1/31/07	2.08%	58.91%	—
	2/28/07 – 10/31/07	1.78%	87.67%	—
Income Opportunity Trust (BNA)	11/30/06 – 1/31/06	8.24%	51.11%	—
	2/28/07 – 10/31/07	1.97%	100%
Income Trust (BKT)	11/30/06 – 1/31/07	7.80%	58.17%	—
	2/28/07 – 10/31/07	12.22%	84.45%	—
Limited Duration Income Trust (BLW)	11/30/06 – 1/31/07	2.41%	57.97%	—
	2/28/07 – 9/30/07	1.93%	100%	—
	10/31/07	1.93%	100%	0.060444
Preferred and Equity Advantage Trust (BTZ)*	1/31/07 – 10/31/07	2.31%	37.89%	—
Strategic Bond Trust (BHD)	11/30/06 – 1/31/07	2.50%	57.18%	—
	2/28/07 – 10/31/07	3.76%	100%	—

*

Of the ordinary distributions paid by Preferred and Equity Advantage Trust, 37 percent consist of qualified dividend income for individuals and dividends qualifying for the dividends received deduction for corporations.

[1]

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

[2]	Represents the portion of the distributions paid that are exempt from U.S withholding tax for nonresident aliens and foreign corporations.

In January 2008, a form 1099-DIV will be sent to shareholders which will state the amount and composition of distributions and provide information with respect to their appropriate tax treatment.

81	ANNUAL REPORT	OCTOBER 31, 2007

Additional Information (unaudited) (continued)

Shareholder Meetings

The Joint Annual Meeting of Shareholders was held on August 16, 2007 for shareholders of record on June 20, 2007, to elect director or trustee nominees of each Trust. This proposal was part of the reorganization of the Trust’s Boards of Trustees (the “Boards”) to take effect on or about November 1, 2007. The Board is organized into three classes one class of which is elected annually. Each Trustee serves a three-year term concurrent with the class into which he or she is elected.

Approved the Class I Directors/Trustees as follows:

	G. Nicholas Beckwith, III		Kent Dixon		R. Glenn Hubbard

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Broad Investment Grade	2,600,006	20,037	2,600,006	20,037	2,600,006	20,037
Core Bond	21,540,504	205,001	21,534,431	211,073	21,540,366	205,138
High Yield	5,938,569	96,163	5,941,585	93,147	5,937,943	96,789
Income Opportunity	27,451,182	274,088	27,449,422	275,848	27,444,122	281,147
Income Trust	54,004,899	878,220	54,007,568	875,552	54,012,161	870,958
Limited Duration	31,528,458	301,321	31,522,202	307,576	31,527,975	301,804
Preferred and Equity	49,178,575	636,127	49,172,672	642,030	49,178,097	636,605
Strategic Bond	5,838,976	188,565	5,839,626	187,915	5,838,876	188,665

	W. Carl Kester				Robert S. Salomon, Jr.

	Votes For		Votes Withheld		Votes For	Votes Withheld

Broad Investment Grade	2,600,006		20,037		2,600,006	20,037
Core Bond	21,542,541		202,963		21,532,904	212,601
High Yield	5,940,393		94,339		5,941,060	93,672
Income Opportunity	27,459,822		265,448		27,427,963	297,307
Income Trust	54,014,548		868,572		53,998,127	884,992
Limited Duration	31,535,465		294,314		31,529,737	300,042
Preferred and Equity	12,415	[1]	63	[1]	49,178,951	635,751
Strategic Bond	5,839,476		188,065		5,839,776	187,765

Approved the Class II Directors/Trustees as follows:

	Richard S. Davis		Frank J. Fabozzi				James T. Flynn

	Votes For	Votes Withheld	Votes For		Votes Withheld		Votes For	Votes Withheld

Broad Investment Grade	2,600,006	20,037	2,600,006		20,037		2,600,006	20,037
Core Bond	21,528,535	216,970	21,543,679		201,825		21,535,708	209,796
High Yield	5,939,343	95,389	5,938,756		95,976		5,941,378	93,354
Income Opportunity	27,452,493	272,777	27,456,158		269,112		27,447,610	277,660
Income Trust	54,011,445	871,675	54,017,461		865,659		54,012,426	870,694
Limited Duration	31,533,743	296,036	31,534,354		295,425		31,531,608	298,171
Preferred and Equity	49,181,551	633,151	12,415	[1]	63	[1]	49,179,416	635,286
Strategic Bond	5,839,276	188,265	5,836,791		190,750		5,839,776	187,765

	Karen P. Robards

	Votes For	Votes Withheld

Broad Investment Grade	2,600,006	20,037
Core Bond	21,546,810	198,695
High Yield	5,939,791	94,941
Income Opportunity	27,457,771	267,499
Income Trust	54,006,888	876,232
Limited Duration	31,534,697	295,081
Preferred and Equity	49,180,119	634,583
Strategic Bond	5,839,676	187,865

1	Voted on by holders of preferred shares only.

ANNUAL REPORT	OCTOBER 31, 2007	82

Additional Information (unaudited) (concluded)

Approved the Class III Directors/Trustees as follows:

	Richard E. Cavanagh		Kathleen F. Feldstein		Henry Gabbay

	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Broad Investment Grade	2,600,006	20,037	2,600,006	20,037	2,600,006	20,037
Core Bond	21,545,394	200,110	21,537,449	208,056	21,528,340	217,164
High Yield	5,939,949	94,783	5,937,482	97,250	5,939,881	94,851
Income Opportunity	27,447,696	277,574	27,434,374	290,896	27,449,506	275,764
Income Trust	54,014,874	868,245	53,992,362	890,757	54,015,668	867,452
Limited Duration	31,529,595	300,184	31,523,085	306,693	31,527,485	302,294
Preferred and Equity	49,151,157	663,545	49,177,230	637,472	49,184,426	630,276
Strategic Bond	5,839,176	188,365	5,838,876	188,665	5,839,926	187,615

	Jerrold B. Harris

	Votes For	Votes Withheld

Broad Investment Grade	2,600,006	20,037
Core Bond	21,544,954	200,551
High Yield	5,941,378	93,354
Income Opportunity	27,441,156	284,114
Income Trust	54,010,458	872,661
Limited Duration	31,525,195	304,584
Preferred and Equity	49,180,428	634,274
Strategic Bond	5,838,976	188,565

The following Trusts had an additional proposal (Proposal #2) to amend their respective Declarations of Trust to increase the maximum number of Board Members to 15:

	Votes For	Votes Against	Votes Abstain

Core Bond	21,397,280	273,953	74,272
High Yield	5,853,627	164,515	16,590
Limited Duration	30,858,715	452,424	518,639
Preferred and Equity	48,460,779	990,861	363,061
Strategic Bond	5,817,653	131,815	78,074

Each Trust listed for trading on the New York Stock Exchange (“NYSE”) has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (“AMEX”) has filed with the AMEX its corporate governance certification regarding compliance with the AMEX’s listing standards. All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

The Trusts do not make available copies of their respective Statements of Additional Information because the Trusts’ shares are not continuously offered, which means that the Statement of Additional Information of each Trust has not been updated after completion of such Trust’s offering and the information contained in each Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in any Trust’s investment objective or policies or to any Trust’s charters or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Trusts.

Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

83	ANNUAL REPORT	OCTOBER 31, 2007

Section 19 Notices (unaudited)

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the remainder of its fiscal year and may be subject to changes based on the tax regulations. The Trust will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

	Total Fiscal Year to Date Cumulative Distributions by Character				Percentage of Fiscal Year to Date Cumulative Distributions by Character

Trust	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share

Core Bond	$0.72	$—	$0.09	$0.80	89%	—%	11%	100%
Income Opportunity	0.61	—	0.05	0.66	92	—	8	100
Income Trust	0.32	—	0.05	0.37	85	—	15	100
Preferred and Equity	0.89	—	0.52	1.41	63	—	37	100

Each Trust estimates that it has distributed more than its income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the money that you invested in the Fund is paid back to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income’.

ANNUAL REPORT	OCTOBER 31, 2007	84

Directors/Trustees Information (unaudited)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex[1]	Events or Transactions by Reason of Which the Trustee is an Interested Person as Defined in Section 2(a) (19) of the 1940 Act

Interested Director/Trustee[2]

Ralph L. Schlosstein BlackRock, Inc. 40 East 52nd Street New York, NY 10022 1951	Chairman of the Board[3]	3 years4/ since inception	Director from 1999 to 2007 and President of BlackRock, Inc. from 1998 to 2007. Chairman and President of the BlackRock Liquidity Funds.	70	None	Former Director and President of the Advisor until September 2007.

[1]

The Fund Complex means two or more registered investment companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.
[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.
[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

85	ANNUAL REPORT	OCTOBER 31, 2007

Directors/Trustees Information (unaudited) (continued)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Directors/Trustees

Richard E. Cavanagh P.O. Box 4546 New York, NY 10163-4546 1946	Lead Trustee Audit Committee Member[2]	3 years3/since inception	Trustee, Aircraft Finance Trust (AFT) from 1999 to the present; Director, The Guardian Life Insurance Company of America and The Mutual Life Insurance Company from 1998 to the present; Trustee, Educational Testing Service (ETS) from 1997 until the present; Director, the Freemont Group from 1996 until the present. President and Chief Executive Officer of The Conference Board, Inc. (a leading global busi- ness research organization) from 1995 to 2007.	60	Arch Chemical (Chemicals and Allied Products).

Kent Dixon P.O. Box 4546 New York, NY 10163-4546 1937	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Investor since 1988.	60	None

Frank J. Fabozzi P.O. Box 4546 New York, NY 10163-4546 1948	Trustee Audit Committee Member[2]	3 years3/since inception	Consultant/Editor of, “The Journal of Portfolio Management”; Yale University, School of Management, Professor in the Practice of Finance and Becton Fellow from 2006 until present; Adjunct Professor of Finance and Becton Fellow from 2005 to 2006; Professor in the practice of Finance from 2003 to 2005; Adjunct Professor of Finance from 1994 to 2003; Author and Editor.	60	None

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

ANNUAL REPORT	OCTOBER 31, 2007	86

Directors/Trustees Information (unaudited) (concluded)

Name, Address and Year of Birth	Current Positions Held With the Trusts	Term of Office and Length of Time Served	Principal Occupations During the Past Five Years	Number of Portfolios Overseen Within the Fund Complex[1]	Other Directorships Held Outside the Fund Complex

Independent Directors/Trustees

Kathleen F. Feldstein P.O. Box 4546 New York, NY 10163-4546 1941	Trustee	3 years3/since January 19, 2005

President of Economic Studies, Inc., (a Belmont MA-based private economic consulting firm) since 1987; Chair, Board of Trustees, McLean Hospital since 2000. Member of the Board of Partners Community Healthcare, Inc. from 2005 until the present; Member of the Board of Partners HealthCare and Sherrill House from 1990 to the present; Trustee, Museum of Fine Arts, Boston from 1992 until the present and a Member of the Visiting Committee to the Harvard University Art Museum from 2003 to the present; Trustee, The Committee for Economic Development (a research organization of business leaders and educators) from 1990 to the present; Member of the Advisory Board to the International School of Business, Brandeis University from 2002 to the present.

				60	Director, The McClatchy Company.

R. Glenn Hubbard P.O. Box 4546 New York, NY 10163-4546 1958	Trustee	3 years3/since November 16, 2004	Dean of Columbia Business School since 2004; Columbia faculty member since 1988; Co-director of Columbia Business School’s Entrepreneurship Program 1997 to 2004; Visiting Professor at the John F. Kennedy School of Government at Harvard University and the Harvard Business School from 1985, as well as the University of Chicago from 1994; Deputy Assistant Secretary of the U.S. Treasury Department for Tax Policy from 1991 to 1993; Chairman of the U.S. Council of Economic Advisers under the President of the United States from 2001 to 2003.	60	ADP, KKR Financial Corporation, Duke Realty, Metropolitan Life Insurance Company.

[1]

The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for purposes of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]

The Board of each Trust has determined that each Trust has three Audit Committee financial experts serving on its Audit Committee, Mr. Cavanagh, Mr. Dixon and Mr. Fabozzi, each of whom is independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[3]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

87	ANNUAL REPORT	OCTOBER 31, 2007

BlackRock Closed-End Funds

Officers
Robert S. Kapito, President
Donald C. Burke, Treasurer
Bartholomew Battista, Chief Compliance Officer
Anne Ackerley, Vice President
Vincent B. Tritto, Secretary

Investment Advisor
BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

Sub-Advisor
BlackRock Financial Management, Inc.[1]
40 East 52nd Street
New York, NY 10022

BlackRock Investment Management, LLC[2]
40 East 52nd Street
New York, NY 10022

Accounting Agent and Custodian
State Street Bank and Trust Company
2 Avenue De Lafayette
Boston, MA 02111

Transfer Agent
Computershare Trust Company, N.A.
250 Royall Street
Canton, MA 02021
(800) 699-1BFM

Auction Agent[2]
Bank of New York
101 Barclay Street, 7 West
New York, NY 10286

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, NY 10036

Legal Counsel – Independent Trustees
Debevoise & Plimpton LLP
919 Third Avenue
New York, NY 10022

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

BlackRock Closed-End Funds
c/o BlackRock Advisors, LLC
100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

[1]	For Core Bond, Limited Duration, Preferred and Equity and Strategic Bond.
[2]	For Preferred and Equity.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted by the Advisor during the most recent 12-month period ended June 30th is available without charge, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q is available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q may also be obtained without charge, upon request, by calling (800) 699-1BFM.

ANNUAL REPORT	OCTOBER 31, 2007

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-3-1007

Item 2 –	Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 –	Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Kent Dixon
Frank J. Fabozzi
Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

The registrant's board of directors has determined that W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester’s financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of one publicly held company and a non-profit organization.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock Income Trust, Inc.	$64,000	$64,000	$0	$0	$6,100	$8,000	$1,042	$2,900
1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

       The registrant has polices and procedures (the "Policy") for the pre-approval by the registrant's audit committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Fund's independent auditor (the "Independent Auditor") to the registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the audit committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the audit committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the audit committee. The audit committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

       For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Fund and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Fund to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Fund.

       In the intervals between the scheduled meetings of the audit committee, the audit committee delegates pre-approval authority under this Policy to the Chairman of the audit committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the audit committee at its next scheduled meeting. At each scheduled meeting, the audit committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the audit committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the audit committee may modify or withdraw this delegated authority at any time the audit committee determines that it is appropriate to do so.

       Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the audit committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the audit committee (or the Chairman pursuant to delegated authority).

       The terms and fees of the annual Audit services engagement for the Fund are subject to the specific pre-approval of the audit committee. The audit committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Fund structure or other matters.

       In addition to the annual Audit services engagement specifically approved by the audit committee, any other Audit services for the Fund not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

       Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

       The audit committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the audit committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

       All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the audit committee (or the Chairman pursuant to delegated authority).

       Requests or applications to provide Covered Services that require approval by the audit committee (or the Chairman pursuant to delegated authority) must be submitted to the audit committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the audit committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the audit committee.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock Income Trust, Inc.	$291,642	$297,100

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $284,500, 0%

Item 5 –

Audit Committee of Listed Registrants – The following individuals are members of the registrant’s separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)):

Dr. Andrew F. Brimmer (retired as of December 31, 2006)
Richard E. Cavanagh (not reappointed to Audit Committee as of November 1, 2007)
Kent Dixon
Frank J. Fabozzi
Robert S. Salomon, Jr. (term began effective November 1, 2007)
W. Carl Kester (term began effective November 1, 2007)
James T. Flynn (term began effective November 1, 2007)
Karen P. Robards (term began effective November 1, 2007)

Item 6 –	Schedule of Investments – The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 –

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – The registrant has delegated the voting of proxies relating to Fund portfolio securities to its investment adviser, BlackRock Advisors, LLC and its sub-adviser, as applicable. The Proxy Voting Policies and Procedures of the adviser and sub-adviser are attached hereto as Exhibit 99.PROXYPOL.

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

Item 8 –

Portfolio Managers of Closed-End Management Investment Companies – as of October 31, 2007.

(a)(1) BlackRock Income Trust, Inc. is managed by a team of investment professionals comprised of Robert S. Kapito, Vice Chairman and a Director of BlackRock and Michael P. Lustig, Managing Director at BlackRock. Each is a member of BlackRock’s fixed income portfolio management group. Messrs. Kapito is responsible for setting overall investment strategy and overseeing management of the Fund. Mr. Lustig is the Fund’s portfolio manager and is responsible for the day-to-day management of the Fund’s portfolio and the selection of its investments. Mr. Kapito has been a member of the Fund’s management team since 1988. Mr. Lustig has been the Fund’s portfolio manager since 2007.

Robert S. Kapito is head of Portfolio Management and a member of the Executive and Management Committees and Investment Strategy Groups. Mr. Kapito oversees all portfolio management within BlackRock, including the Fixed Income, Equity, Liquidity, and Alternative Investment Groups. Mr. Kapito has been a portfolio manager with BlackRock since 1988.

Michael P. Lustig, Managing Director and portfolio manager, is a member of the Fixed Income Portfolio Management Group. Mr. Lustig is responsible for managing the firm's taxable closed-end funds, the structured mortgage and derivative products sector, and the markets-based risk advisory effort as well as the internal training program. Mr Lustig has been with BlackRock since 1989.

(a)(2) As of October 31, 2007:

				(iii) Number of Other Accounts and
	(ii) Number of Other Accounts Managed			Assets for Which Advisory Fee is
	and Assets by Account Type			Performance-Based
	Other			Other
(i) Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Robert Kapito	4	1	1	0	1	0
	$988,995,485	$771,998,104	$6,385,960	$0	$771,198,104	$0
Michael Lustig	4	1	4	0	1	0
	$988,995,485	$771,998,104	$4,209,857,310	$0	$771,198,104	$0

(iv) Potential Material Conflicts of Interest

BlackRock, Inc. and its affiliates (collectively, herein “BlackRock”) has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Fund. In this connection, it should be noted that certain portfolio managers currently manage certain accounts that are subject to performance fees. In addition, certain portfolio managers assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(a)(3) As of October 31, 2007:

Portfolio Manager Compensation

       The portfolio manager compensation program of BlackRock is critical to BlackRock’s ability to attract and retain the most talented asset management professionals. This program ensures that compensation is aligned with maximizing investment returns and it provides a competitive pay opportunity for competitive performance.

Compensation Program

       The elements of total compensation for BlackRock portfolio managers are: fixed base salary, annual performance-based cash and stock compensation (cash and stock bonus) and other benefits. BlackRock has balanced these components of pay to provide portfolio managers with a powerful incentive to achieve consistently superior investment performance. By design, portfolio manager compensation levels fluctuate — both up and down — with the relative investment performance of the portfolios that they manage.

Base Salary

       Under the BlackRock approach, like that of many asset management firms, fixed base salaries represent a relatively small portion of a portfolio manager’s total compensation. This approach serves to enhance the motivational value of the performance-based (and therefore variable) compensation elements of the compensation program.

Performance-Based Compensation

       BlackRock believes that the best interests of investors are served by recruiting and retaining exceptional asset management talent and managing their compensation within a consistent and disciplined framework that emphasizes pay for performance in the context of an intensely competitive market for talent. To that end, the portfolio manager incentive compensation is based on a formulaic compensation program.

       BlackRock’s formulaic portfolio manager compensation program includes: pre-tax investment performance relative to the appropriate competitors or benchmarks over 1-, 3- and 5-year performance periods and a measure of operational efficiency. If a portfolio manager’s tenure is less than 5 years, performance periods will reflect time in position. Portfolio managers are compensated based on products they manage. For these purposes, the performance of the Fund is compared to the Lipper Closed-end U.S. Mortgage Funds classification and the Citigroup Mortgage Index. A smaller discretionary element of portfolio manager compensation may include consideration of: financial results, expense control, profit margins, strategic planning and implementation, quality of client service, market share, corporate reputation, capital allocation, compliance and risk control, leadership, workforce diversity, supervision, technology and innovation. All factors are considered collectively by BlackRock management.

Cash Bonus

       Performance-based compensation is distributed to portfolio managers in a combination of cash and stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers.

Stock Bonus

       A portion of the dollar value of the total annual performance-based bonus is paid in restricted shares of stock of BlackRock, Inc. (the “Company”). Paying a portion of annual bonuses in stock puts compensation earned by a portfolio manager for a given year “at risk” based on the Company’s ability to sustain and improve its performance over future periods. The ultimate value of stock bonuses is dependent on future Company stock price performance. As such, the stock bonus aligns each portfolio manager’s financial interests with those of the Company’s shareholders and encourages a balance between short-term goals and long-term strategic objectives. Management strongly believes that providing a significant portion of competitive performance-based compensation in stock is in the best interests of investors and shareholders. This approach ensures that portfolio managers participate as shareholders in both the “downside risk” and “upside opportunity” of the Company’s performance. Portfolio managers, therefore, have a direct incentive to protect the Company’s reputation for integrity.

Other Benefits

       Portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, 401(k), health, and other employee benefit plans. For example, BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

(a)(4) Beneficial Ownership of Securities. As of October 31, 2007, Mr. Lustig did not beneficially own any stock issued by the Fund. As of October 31, 2007, Mr. Kapito beneficially owned stock issued by the Fund in the range of $10,001 to $50,000.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – See Item 2

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By: /s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer of
BlackRock Income Trust, Inc.

Date: December 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke,
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: December 19, 2007

By: /s/ Neal J. Andrews
Neal J. Andrews,
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: December 19, 2007